                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            VANECK VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                      666 Third Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2018

Item 1. Report to Shareholders

SEMI-ANNUAL REPORT June 30, 2018 (unaudited)

VANECK VECTORS®

Africa Index ETF	AFK®
Brazil Small-Cap ETF	BRF®
ChinaAMC CSI 300 ETF	PEK®
ChinaAMC SME-ChiNext ETF	CNXT®
Egypt Index ETF	EGPT®
India Small-Cap Index ETF	SCIF®
Indonesia Index ETF	IDX®
Israel ETF	ISRA®
Poland ETF	PLND®
Russia ETF	RSX®
Russia Small-Cap ETF	RSXJ®
Vietnam ETF	VNM®

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the opinion of the investment adviser and may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of June 30, 2018.

VANECK VECTORS ETFs

June 30, 2018 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report, which affords us the opportunity to provide a review of the economic backdrop for the first half of the year. But first, in light of the many developments that occurred across global markets during the first half of 2018, we want to reemphasize VanEck’s corporate mission and its implications to you as our valued shareholders.

As you may know, VanEck has a history of looking beyond the financial markets to identify historical, political, and/or technological trends that are likely to create or impact investment opportunities. We were one of the first U.S. asset managers to offer investors access to international markets, which set the tone for our drive to identify promising asset classes and trends. In this respect, our unconventional (at the time) efforts to introduce investors to gold investing in 1968, emerging markets (including China) in 1993, and ETFs in 2006, are now considered mainstream, permanently shaping the investment management industry as we now know it.

Today, we offer both active and passive strategies with compelling exposures supported by well-designed investment processes. Our firm’s capabilities range from strategies designed to strengthen core investment allocations to more specialized exposures that enhance portfolio diversification and reduce volatility.

Putting clients’ interests first in all market environments is at the heart of the firm’s mission and has been since our founding in 1955. We will, as always, continue to seek out and evaluate the most attractive opportunities for you as shareholders.

As we wrote in our Market Insights research, which can be found at www.vaneck.com/blogs/market-insights, we began 2018 by noting that global growth had gone from “ticking up” to “firmly in place” and that, while central banks were tightening, Europe remained “two years” behind the U.S. in this trend and had a trickier task. Further, our base case was for 10-year interest rates to rise to 3.5% with the curve not inverting. In its third longest bull market ever, we remained bullish on U.S. equities in the short-term, but were prepared for a correction. And, finally, we believed that investors should not be underweight commodities as global growth was supporting the bullish “grind trade” narrative from supply cutbacks.

Over the last six months we have seen interest rates in the U.S. rise as expected and, as a consequence, the U.S. dollar has strengthened. These events, along with both inflation fears and concern about trade and tariffs, have resulted not only in an increasingly evident decoupling of the U.S. dollar and emerging markets local currencies, but also significant outflows from emerging markets themselves (in May, for example, outflows were evenly split between equities and debt). From a regional perspective, countries in Latin America and Europe (e.g. Argentina and Turkey) rather than in Asia, have been the primary sources of emerging markets outflows. We still believe that credit exposure in high yield and emerging markets is still better than in governments, which have pure interest rate risk with no offset.

The biggest change in our outlook from six months ago is that global growth appears to be less synchronized – more relevant to the U.S. and China – with Europe uncertain and Africa, South America, and the Middle East struggling. In Europe, for example, economic growth has started to slow and weaker bank balance sheets remain an obstacle to monetary policy normalization. Despite these growing concerns, supply discipline has continued to support the bullish “grind trade” in commodities, with increasing chances of commodities and natural resources ending 2018 as the best performing area of the market.

To keep you informed on an ongoing basis, we encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit vaneck.com.

1

VANECK VECTORS ETFs

(unaudited) (continued)

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six-month period ended June 30, 2018. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

Trustee and President

VanEck Vectors ETF Trust

July 17, 2018

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2018 to June 30, 2018.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2018 — June 30, 2018
Africa Index ETF
Actual	$1,000.00	$949.60	0.78%	$3.77
Hypothetical**	$1,000.00	$1,020.93	0.78%	$3.91
Brazil Small-Cap ETF
Actual	$1,000.00	$770.70	0.61%	$2.68
Hypothetical**	$1,000.00	$1,021.77	0.61%	$3.06
ChinaAMC CSI 300 ETF
Actual	$1,000.00	$849.90	0.84%	$3.85
Hypothetical**	$1,000.00	$1,020.63	0.84%	$4.21
ChinaAMC SME-ChiNext ETF
Actual	$1,000.00	$841.00	0.83%	$3.79
Hypothetical**	$1,000.00	$1,020.68	0.83%	$4.16
Egypt Index ETF
Actual	$1,000.00	$1,101.20	0.85%	$4.43
Hypothetical**	$1,000.00	$1,020.58	0.85%	$4.26
India Small-Cap Index ETF
Actual	$1,000.00	$708.50	0.71%	$3.01
Hypothetical**	$1,000.00	$1,021.27	0.71%	$3.56
Indonesia Index ETF
Actual	$1,000.00	$840.80	0.57%	$2.60
Hypothetical**	$1,000.00	$1,021.97	0.57%	$2.86
Israel ETF
Actual	$1,000.00	$1,028.60	0.59%	$2.97
Hypothetical**	$1,000.00	$1,021.87	0.59%	$2.96
Poland ETF
Actual	$1,000.00	$802.50	0.60%	$2.68
Hypothetical**	$1,000.00	$1,021.82	0.60%	$3.01
Russia ETF
Actual	$1,000.00	$990.50	0.67%	$3.31
Hypothetical**	$1,000.00	$1,021.47	0.67%	$3.36
Russia Small-Cap ETF
Actual	$1,000.00	$887.40	0.76%	$3.56
Hypothetical**	$1,000.00	$1,021.03	0.76%	$3.81
Vietnam ETF
Actual	$1,000.00	$911.90	0.63%	$2.99
Hypothetical**	$1,000.00	$1,021.67	0.63%	$3.16

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2018) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
4

VANECK VECTORS AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Canada: 6.7%
124,453	B2Gold Corp. (USD) *	$321,089
101,946	First Quantum Minerals Ltd.	1,501,155
224,469	IAMGOLD Corp. (USD) *	1,304,165
694,452	Ivanhoe Mines Ltd. *	1,425,383
		4,551,792
Egypt: 9.1%
1,145,481	Commercial International Bank Egypt SAE (GDR) Reg S	5,670,131
2,152,904	Global Telecom Holding SAE * #	566,934
		6,237,065
India: 1.1%
20,387	Makemytrip Ltd. (USD) *	736,990
Kenya: 10.3%
607,300	East African Breweries Ltd.	1,310,157
3,864,000	Equity Bank Ltd.	1,768,530
13,495,000	Safaricom Ltd. #	3,942,491
		7,021,178
Monaco: 2.7%
102,081	Endeavour Mining Corp. (CAD) *	1,830,621
Morocco: 16.4%
63,699	Attijariwafa Bank	3,155,959
73,339	Banque Centrale Populaire	2,180,143
74,891	Banque Marocaine du Commerce Exterieur	1,634,184
35,675	Cosumar	1,015,380
222,730	Maroc Telecom	3,251,841
		11,237,507
Nigeria: 10.2%
26,434,253	Guaranty Trust Bank Plc #	2,963,292
263,418	Nestle Nigeria Plc	1,147,672
3,375,818	Nigerian Breweries Plc	1,066,441
25,661,493	Zenith Bank Ltd.	1,774,654
		6,952,059
Singapore: 0.7%
2,262,400	Golden Agri-Resources Ltd. #	504,778
South Africa: 31.4%
27,375	Al Noor Hospitals Group Plc (GBP) † #	189,722
4,797	Anglo American Platinum Ltd. #	125,215
23,553	AngloGold Ashanti Ltd. (ADR)	193,370
29,307	Aspen Pharmacare Holdings Ltd. #	550,717
23,668	AVI Ltd. #	187,097
46,562	Barclays Africa Group Ltd. #	541,108
9,708	Barloworld Ltd. #	91,632
20,757	Bid Corp Ltd. #	415,980
21,145	Bidvest Group Ltd. #	303,044
4,115	Capitec Bank Holdings Ltd. #	259,465
16,895	Clicks Group Ltd. #	241,432
20,295	Coronation Fund Managers Ltd.	86,340
36,528	Discovery Ltd. #	392,361
17,204	Exxaro Resources Ltd. #	157,202
251,685	FirstRand Ltd. #	1,170,138
65,535	Fortress REIT Ltd. #	72,053
13,370	Foschini Group Ltd. #	169,395
48,935	Gold Fields Ltd. (ADR)	174,698
Number of Shares		Value

South Africa: (continued)
160,881	Growthpoint Properties Ltd.	$313,281
16,034	Hyprop Investments Ltd.	119,721
44,336	Impala Platinum Holdings Ltd. * #	65,212
11,718	Imperial Holdings Ltd. #	167,282
19,951	Investec Ltd. #	139,334
33,681	Investec Plc (GBP) #	238,240
10,184	Liberty Holdings Ltd.	86,428
74,745	Life Healthcare Group Holdings Ltd.	135,679
76,813	MMI Holdings Ltd. #	99,049
8,054	Mondi Ltd. #	218,334
17,481	Mr Price Group Ltd. #	287,125
119,526	MTN Group Ltd. #	940,150
21,648	Naspers Ltd. #	5,462,890
16,253	Nedbank Group Ltd. #	295,434
93,291	Netcare Ltd. #	187,198
320,537	Old Mutual Ltd. (GBP) * #	633,930
25,316	Pick n Pay Stores Ltd.	138,122
10,846	Pioneer Foods Ltd.	88,556
12,533	PSG Group Ltd. #	197,309
45,940	Rand Merchant Investment Holdings Ltd. #	124,970
281,000	Redefine Properties Ltd.	215,062
33,980	Remgro Ltd. #	505,310
18,738	Resilient REIT Ltd.	76,900
49,143	RMB Holdings Ltd. #	270,611
126,044	Sanlam Ltd. #	640,910
31,466	Sappi Ltd. #	209,537
38,115	Sasol Ltd. (ADR)	1,392,722
30,649	Shoprite Holdings Ltd. #	491,667
20,596	Sibanye Gold Ltd. (ADR) *	49,842
11,026	Spar Group Ltd.	149,161
86,361	Standard Bank Group Ltd. #	1,206,777
16,607	Telkom SA SOC Ltd. #	59,285
13,069	Tiger Brands Ltd. #	315,899
27,699	Truworths International Ltd. #	154,995
21,306	Vodacom Group Ltd. #	190,600
72,169	Woolworths Holdings Ltd. #	291,227
		21,479,718
United Kingdom: 10.0%
55,990	Anglo American Plc † #	1,243,502
802,944	Cenatamin Plc #	1,259,442
106,845	Quilter Plc * Reg S 144A	204,427
15,974	Randgold Resources Ltd. (ADR)	1,231,436
903,106	Tullow Oil Plc * #	2,906,970
		6,845,777
United States: 1.4%
72,993	Kosmos Energy Ltd. *	603,652
3,327	Royal Caribbean Cruises Ltd.	344,677
		948,329
Total Common Stocks (Cost: $55,910,985)		68,345,814

See Notes to Financial Statements

5

VANECK VECTORS AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0%

Repurchase Agreements: 2.0%
$348,812	Repurchase agreement dated 6/29/18 with Citigroup Global Markets, Inc., 2.10%, due 7/2/18, proceeds $348,873; (collateralized by various U.S. government and agency obligations, 0.00% to 2.63%, due 6/15/21 to 9/9/49, valued at $355,788 including accrued interest)	$348,812
Principal Amount		Value

Repurchase Agreements: (continued)
$1,000,000	Repurchase agreement dated 6/29/18 with Nomura Securities International, Inc., 2.12%, due 7/2/18, proceeds $1,000,177; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 7/15/18 to 5/20/68, valued at $1,020,000 including accrued interest)	$1,000,000
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,348,812)		1,348,812
Total Investments: 102.0% (Cost: $57,259,797)		69,694,626
Liabilities in excess of other assets: (2.0)%		(1,366,082)
NET ASSETS: 100.0%		$68,328,544

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,290,426.
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $31,647,245 which represents 46.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $204,427, or 0.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	11.1%	$7,614,581
Consumer Staples	10.3	7,072,342
Energy	5.4	3,667,824
Financials	38.4	26,239,034
Health Care	1.5	1,063,316
Industrials	0.6	394,676
Materials	18.4	12,545,723
Real Estate	1.2	797,017
Telecommunication Services	13.1	8,951,301
	100.0%	$68,345,814

See Notes to Financial Statements

6

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$4,551,792	$—	$—	$4,551,792
Egypt	5,670,131	566,934	—	6,237,065
India	736,990	—	—	736,990
Kenya	3,078,687	3,942,491	—	7,021,178
Monaco	1,830,621	—	—	1,830,621
Morocco	11,237,507	—	—	11,237,507
Nigeria	3,988,767	2,963,292	—	6,952,059
Singapore	—	504,778	—	504,778
South Africa	3,219,882	18,259,836	—	21,479,718
United Kingdom	1,435,863	5,409,914	—	6,845,777
United States	948,329	—	—	948,329
Repurchase Agreements	—	1,348,812	—	1,348,812
Total	$36,698,569	$32,996,057	$—	$69,694,626

*	See Schedule of Investments for geographic sector breakouts.

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $9,510,127 and transfers from Level 2 to Level 1 were $7,048,696. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

7

VANECK VECTORS BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 89.4%
Automobiles & Components: 1.6%
104,300	Mahle-Metal Leve SA Industria e Comercio	$700,222
113,250	Tupy SA	523,917
		1,224,139
Capital Goods: 2.0%
293,675	Iochpe Maxion SA	1,584,401
Commercial & Professional Services: 1.2%
52,059	Atento SA (USD)	356,604
138,890	Valid Solucoes SA	595,230
		951,834
Consumer Durables & Apparel: 9.9%
82,650	Arezzo Industria e Comercio SA	951,091
563,150	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,598,310
286,500	Even Construtora e Incorporadora SA *	269,812
227,944	EZ Tec Empreendimentos e Participacoes SA	948,652
831,000	Grendene SA	1,698,128
734,000	MRV Engenharia e Participacoes SA	2,280,168
		7,746,161
Consumer Services: 8.1%
301,100	BK Brasil Operacao E Assessoria *	1,236,796
349,100	CVC Brasil Operadora e Agencia de Viagens SA	4,071,295
103,050	GAEC Educacao SA	399,890
157,925	Ser Educacional SA Reg S 144A	641,357
		6,349,338
Energy: 5.7%
278,517	Cosan Ltd. (USD)	2,125,085
53,500	Modec, Inc. #	1,480,557
216,000	QGEP Participacoes SA	824,821
		4,430,463
Food, Beverage & Tobacco: 7.4%
177,003	Adecoagro SA (USD) *	1,407,174
387,150	Marfrig Alimentos SA *	813,107
193,900	Minerva SA *	313,682
473,400	Sao Martinho SA	2,180,272
82,600	SLC Agricola SA	1,086,060
		5,800,295
Health Care Equipment & Services: 4.3%
131,400	Centro de Imagem Diagnosticos SA *	443,453
106,450	Instituto Hermes Pardini SA	483,395
719,650	Odontoprev SA	2,426,840
		3,353,688
Insurance: 0.5%
190,650	Wiz Solucoes e Corretagem de Seguros SA	402,378
Materials: 3.4%
749,625	Duratex SA	1,682,703
61,000	Magnesita Refratarios SA	997,846
		2,680,549
Media: 3.9%
118,700	Multiplus SA	895,820
157,900	Smiles Fidelidade SA	2,118,506
		3,014,326
Number of Shares		Value

Real Estate: 5.1%
192,223	Aliansce Shopping Centers SA	$736,010
264,750	BR Properties SA	621,615
44,790	FII BTG Pactual Corporate Office Fund	1,025,175
200,950	Iguatemi Empresa de Shopping Centers SA	1,598,993
		3,981,793
Retailing: 1.3%
271,800	Cia Hering SA	999,329
Semiconductor: 1.3%
31,142	SMART Global Holdings, Inc. (USD) *	992,496
Software & Services: 7.2%
319,700	Linx SA	1,460,024
1,345,087	Sonda SA	1,996,833
309,650	Totvs SA	2,173,123
		5,629,980
Technology Hardware & Equipment: 1.1%
28,971	Ituran Location and Control Ltd. (USD)	879,270
Telecommunication Services: 0.9%
814,450	Oi SA *	735,490
Transportation: 3.2%
544,940	EcoRodovias Infraestrutura e Logistica SA	1,040,458
136,950	Gol Linhas Aereas Inteligentes SA (ADR) * †	731,313
115,200	Julio Simoes Logistica SA *	126,324
776,200	Santos Brasil Participacoes SA	558,756
		2,456,851
Utilities: 21.3%
554,350	AES Tiete Energia SA	1,380,243
547,737	Alupar Investimento SA	2,148,127
168,296	Cia de Saneamento de Minas Gerais SA	1,781,204
272,900	Cia de Saneamento do Parana	3,341,058
184,211	Cia Paranaense de Energia (ADR)	1,027,897
226,650	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA *	2,457,288
209,950	Light SA	609,414
812,000	Transmissora Alianca de Energia Eletrica SA	3,917,797
		16,663,028
Total Common Stocks (Cost: $72,109,375)		69,875,809
PREFERRED STOCKS: 10.5%
Banks: 1.0%
193,888	Banco ABC Brasil SA	753,891
Capital Goods: 2.3%
1,217,300	Marcopolo SA	1,052,172
453,350	Randon Implementos e Participacoes SA	721,710
		1,773,882
Consumer Durables & Apparel: 1.5%
378,155	Alpargatas SA	1,180,591
Materials: 3.1%
1,521,250	Metalurgica Gerdau SA	2,425,679

See Notes to Financial Statements

8

Number of Shares		Value
Utilities: 2.6%
39,406	Cia de Gas de Sao Paulo	$603,126
348,650	Cia Energetica de Sao Paulo	1,471,693
		2,074,819
Total Preferred Stocks (Cost: $5,987,710)		8,208,862
RIGHTS: 0.0% (Cost: $0)
Telecommunication Services: 0.0%
1,799,932	Oi SA Rights (BRL 7.00, expiring 07/16/18) *	4,644
WARRANTS: 0.0% (Cost: $0)
Capital Goods: 0.0%
7,727	Iochpe Maxion SA 06/03/19 Warrants (BRL 12.70, expiring 06/03/19) *	15,192
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $78,097,085)		78,104,507
Principal Amount		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2% (Cost: $162,749)
Repurchase Agreement: 0.2%
$162,749	Repurchase agreement dated 6/29/18 with Nomura Securities International, Inc., 2.12%, due 7/2/18, proceeds $162,778; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 7/15/18 to 5/20/68, valued at $166,004 including accrued interest)	$162,749
Total Investments: 100.1% (Cost: $78,259,834)		78,267,256
Liabilities in excess of other assets: (0.1)%		(73,159)
NET ASSETS: 100.0%		$78,194,097

Definitions:

ADR	American Depositary Receipt
BRL	Brazilian Real
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $151,651.
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,480,557 which represents 1.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $641,357, or 0.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	26.3%	$20,513,884
Consumer Staples	7.4	5,800,295
Energy	5.7	4,430,463
Financials	2.8	2,181,444
Health Care	4.3	3,353,688
Industrials	8.7	6,782,160
Information Technology	9.6	7,501,746
Materials	6.5	5,106,228
Real Estate	3.8	2,956,618
Telecommunication Services	0.9	740,134
Utilities	24.0	18,737,847
	100.0%	$78,104,507

See Notes to Financial Statements

9

VANECK VECTORS BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$1,224,139	$—	$—	$1,224,139
Capital Goods	1,584,401	—	—	1,584,401
Commercial & Professional Services	951,834	—	—	951,834
Consumer Durables & Apparel	7,746,161	—	—	7,746,161
Consumer Services	6,349,338	—	—	6,349,338
Energy	2,949,906	1,480,557	—	4,430,463
Food, Beverage & Tobacco	5,800,295	—	—	5,800,295
Health Care Equipment & Services	3,353,688	—	—	3,353,688
Insurance	402,378	—	—	402,378
Materials	2,680,549	—	—	2,680,549
Media	3,014,326	—	—	3,014,326
Real Estate	3,981,793	—	—	3,981,793
Retailing	999,329	—	—	999,329
Semiconductor	992,496	—	—	992,496
Software & Services	5,629,980	—	—	5,629,980
Technology Hardware & Equipment	879,270	—	—	879,270
Telecommunication Services	735,490	—	—	735,490
Transportation	2,456,851	—	—	2,456,851
Utilities	16,663,028	—	—	16,663,028
Preferred Stocks*	8,208,862	—	—	8,208,862
Rights	4,644	—	—	4,644
Warrants*	15,192	—	—	15,192
Repurchase Agreement	—	162,749	—	162,749
Total	$76,623,950	$1,643,306	$—	$78,267,256

*	See Schedule of Investments for industry sector breakouts.

During the period ended June 30, 2018, transfers of securities from Level 2 to Level 1 were $6,089,732. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

10

VANECK VECTORS CHINAAMC CSI 300 ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.6%
Automobiles & Components: 3.2%
31,181	Byd Co. Ltd. #	$223,414
29,809	China Shipbuilding Industry Group Power Co. Ltd. #	78,409
67,085	Chongqing Changan Automobile Co. Ltd. #	90,959
48,200	Fuyao Glass Industry Group Co. Ltd. #	186,454
41,474	Great Wall Motor Co. Ltd. #	61,335
21,980	Guangzhou Automobile Group Co. Ltd. #	36,832
54,173	Huayu Automotive Systems Co. Ltd. #	193,519
14,800	Kuang-Chi Technologies Co. Ltd. #	26,099
120,563	SAIC Motor Corp. Ltd. #	634,884
47,292	Wanxiang Qianchao Co. Ltd. #	48,456
29,500	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. #	53,999
10,000	Zhejiang Century Huatong Group Co. Ltd. #	49,036
45,100	Zhejiang Wanfeng Auto Wheel Co. Ltd.	63,964
		1,747,360
Banks: 16.6%
1,314,500	Agricultural Bank of China Ltd. #	680,951
508,915	Bank of Beijing Co. Ltd. #	463,237
13,700	Bank of Chengdu Co. Ltd.	18,087
724,700	Bank of China Ltd. #	394,304
944,716	Bank of Communications Co. Ltd. #	816,947
47,400	Bank of Guiyang Co. Ltd. #	88,287
50,400	Bank of Hangzhou Co. Ltd. #	84,240
238,200	Bank of Jiangsu Co. Ltd. #	230,117
204,171	Bank of Nanjing Co. Ltd. #	237,869
87,135	Bank of Ningbo Co. Ltd. #	213,875
134,190	Bank of Shanghai Co. Ltd. #	318,617
105,400	China CITIC Bank Corp. Ltd. #	98,628
263,900	China Construction Bank Corp. #	260,351
547,600	China Everbright Bank Co. Ltd. #	302,052
354,689	China Merchants Bank Co. Ltd. #	1,412,825
812,931	China Minsheng Banking Corp. Ltd. #	858,215
220,456	Huaxia Bank Co. Ltd. #	247,632
741,704	Industrial & Commercial Bank of China Ltd. #	594,498
428,591	Industrial Bank Co. Ltd. #	930,680
295,209	Ping An Bank Co. Ltd. #	404,254
403,745	Shanghai Pudong Development Bank Co. Ltd. #	582,420
		9,238,086
Capital Goods: 9.6%
47,600	AVIC Aircraft Co. Ltd. #	112,147
30,900	AVIC Aviation Engine Corp. Plc #	103,832
10,100	AVIC Helicopter Co. Ltd. #	60,838
30,800	Beijing New Building Materials Plc #	85,824
18,099	China Avionics Systems Co. Ltd. #	35,601
52,524	China Communications Construction Co. Ltd. #	90,006
95,000	China Gezhouba Group Co. Ltd. #	103,072
Number of Shares		Value

Capital Goods: (continued)
67,800	China National Chemical Engineering Co. Ltd. #	$68,717
27,100	China Nuclear Engineering Corp. Ltd. #	32,233
158,200	China Railway Construction Corp. Ltd. #	205,212
201,608	China Railway Group Ltd. # §	216,267
314,700	China Shipbuilding Industry Co. Ltd. * #	191,394
20,300	China Spacesat Co. Ltd. #	58,386
722,107	China State Construction Engineering Corp. Ltd. #	593,518
250,915	CRRC Corp. Ltd. #	290,827
36,835	Fangda Carbon New Material Co. Ltd. #	134,626
23,480	Guoxuan High-Tech Co. Ltd. #	49,681
29,400	Han’s Laser Technology Co. Ltd. #	235,177
18,200	Jiangsu Guoxin Corp. Ltd. * #	18,924
63,800	Jiangsu Zhongnan Construction Group Co. Ltd. #	60,520
84,300	Jiangsu Zhongtian Technology Co. Ltd. #	111,822
65,512	Luxshare Precision Industry Co. Ltd. #	222,047
184,200	Metallurgical Corp of China Ltd. #	92,400
63,011	NARI Technology Co. Ltd. #	149,918
157,800	Power Construction Corp. of China Ltd. #	127,479
159,000	Sany Heavy Industry Co. Ltd. #	214,562
153,048	Shanghai Construction Group Co. Ltd. #	70,117
127,100	Shanghai Electric Group Co. Ltd. * #	110,525
64,900	Shanghai Tunnel Engineering Co. Ltd. #	57,778
34,349	Shenzhen Inovance Technology Co. Ltd. #	169,710
37,589	Siasun Robot & Automation Co. Ltd. #	98,369
54,561	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	82,859
127,707	TBEA Co. Ltd. #	133,310
166,500	Weichai Power Co. Ltd. #	219,099
144,600	XCMG Construction Machinery Co. Ltd. #	92,308
50,900	Xiamen C & D, Inc. #	68,853
70,000	Xinjiang Goldwind Science and Technology Co. Ltd. #	132,955
29,600	Zhejiang Chint Electrics Co. Ltd. #	99,269
29,200	Zhejiang Sanhua Intelligent Controls Co. Ltd. #	82,801
45,653	Zhengzhou Yutong Bus Co. Ltd. #	132,178
154,200	Zoomlion Heavy Industry Science and Technology Co. Ltd. #	95,466
		5,310,627
Commercial & Professional Services: 0.6%
48,300	Beijing Orient Landscape Co. Ltd. #	93,726
64,641	Beijing Originwater Technology Co. Ltd. #	135,564

See Notes to Financial Statements

11

VANECK VECTORS CHINAAMC CSI 300 ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Commercial & Professional Services: (continued)
60,400	Jihua Group Corp. Ltd. #	$36,547
24,632	Sound Environmental Co. Ltd. #	64,831
		330,668
Consumer Durables & Apparel: 6.0%
165,528	Gree Electric Appliances, Inc. #	1,173,540
16,334	Hangzhou Robam Appliances Co. Ltd. #	75,238
61,794	Heilan Home Co. Ltd. #	118,397
158,595	Midea Group Co. Ltd. #	1,245,361
4,300	Oppein Home Group, Inc. * #	82,565
125,800	Qingdao Haier Co. Ltd. #	364,408
22,200	Suofeiya Home Collection Co. Ltd. #	107,646
372,700	TCL Corp. #	162,776
3,100	Xiamen Intretech, Inc. #	25,830
		3,355,761
Consumer Services: 1.0%
33,600	China International Travel Service Corp. Ltd. #	325,777
112,820	Shenzhen Overseas Chinese Town Co. Ltd. #	122,764
25,000	Songcheng Performance Development Co. Ltd. #	88,535
		537,076
Diversified Financials: 6.3%
75,236	Anxin Trust Co. Ltd. #	82,046
154,286	AVIC Capital Co. Ltd. #	108,593
96,800	Bohai Capital Holding Co. Ltd. # §	72,697
13,600	Caitong Securities Co. Ltd. *	23,146
44,300	China Galaxy Securities Co. Ltd. #	54,236
78,700	China Merchants Securities Co. Ltd. #	162,243
270,600	CITIC Securities Co. Ltd. #	674,642
47,400	Dongxing Securities Co. Ltd. #	93,178
67,171	Everbright Securities Co. Ltd. #	111,156
72,280	First Capital Securities Co. Ltd. #	73,717
141,550	Founder Securities Co. Ltd. * #	142,609
129,250	Guotai Junan Securities Co. Ltd. #	287,137
84,630	Guoyuan Securities Co. Ltd. #	115,863
278,236	Haitong Securities Co. Ltd. #	397,205
62,300	Huaan Securities Co. Ltd. #	53,658
112,304	Huatai Securities Co. Ltd. #	253,299
159,650	Industrial Securities Co. Ltd. #	126,768
123,100	Orient Securities Co. Ltd. #	169,387
234,335	Pacific Securities Co. Ltd. #	82,615
29,100	SDIC Essence Holdings Co. Ltd. #	40,680
232,438	Shenwan Hongyuan Group Co. Ltd. #	152,965
72,800	Sinolink Securities Co. Ltd. #	78,012
82,500	SooChow Securities Co. Ltd. #	84,931
97,028	Southwest Securities Co. Ltd. #	56,282
12,600	Zheshang Securities Co. Ltd. * #	15,913
		3,512,978
Energy: 2.5%
62,900	China Coal Energy Co. Ltd. #	45,793
20,400	China Oilfield Services Ltd. #	29,294
361,400	China Petroleum and Chemical Corp. #	352,941
57,600	China Petroleum Engineering Corp. * #	38,960
68,010	China Shenhua Energy Co. Ltd. #	203,785
75,980	Offshore Oil Engineering Co. Ltd. #	60,168
222,700	PetroChina Co. Ltd. #	258,727
Number of Shares		Value

Energy: (continued)
137,507	Shaanxi Coal Industry Co. Ltd. #	$170,342
44,400	Shanxi Meijin Energy Co. Ltd. * # §	36,376
54,200	Shanxi Xishan Coal and Electricity Power Co. Ltd. #	61,268
213,610	Wintime Energy Co. Ltd. # §	57,219
30,500	Yanzhou Coal Mining Co. Ltd. #	60,067
		1,374,940
Financials: 0.9%
133,100	Changjiang Securities Co. Ltd. #	108,969
101,756	GF Securities Co. Ltd. #	203,334
69,450	Guoyuan Securities Co. Ltd. #	77,438
58,400	Shanxi Securities Co. Ltd. #	59,287
60,214	Western Securities Co. Ltd. #	68,440
		517,468
Food, Beverage & Tobacco: 9.2%
72,975	Beijing Dabeinong Technology Group Co. Ltd. #	45,376
27,900	Foshan Haitian Flavouring and Food Co. Ltd. #	309,356
34,067	Henan Shuanghui Investment and Development Co. Ltd. #	135,406
209,000	Inner Mongolia Yili Industrial Group Co. Ltd. #	876,866
20,699	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	409,351
17,326	Kweichow Moutai Co. Ltd. #	1,906,571
25,193	Luzhou Laojiao Co. Ltd. #	231,131
12,000	Muyuan Foodstuff Co. Ltd. #	80,404
72,500	New Hope Liuhe Co. Ltd. #	69,274
8,900	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. #	84,281
66,700	Tongwei Co. Ltd. #	69,207
66,700	Wuliangye Yibin Co. Ltd. #	761,623
131,656	Yonghui Superstores Co. Ltd. #	151,503
		5,130,349
Health Care Equipment & Services: 1.7%
32,748	Aier Eye Hospital Group Co. Ltd. #	159,152
25,134	Huadong Medicine Co. Ltd. #	182,554
36,800	Lepu Medical Technology Beijing Co. Ltd. #	203,186
42,895	Meinian Onehealth Healthcare Holdings Co. Ltd. #	145,965
24,765	Searainbow Holding Corp. * #	118,218
39,673	Shanghai Pharmaceuticals Holding Co. Ltd. #	142,838
		951,913
Insurance: 7.6%
57,311	China Life Insurance Co. Ltd. #	194,219
108,117	China Pacific Insurance Group Co. Ltd. #	517,775
51,000	Hubei Biocause Pharmaceutical Co. Ltd. #	53,928
28,676	New China Life Insurance Co. Ltd. #	184,969
372,458	Ping An Insurance Group Co. of China Ltd. #	3,280,825
		4,231,716

See Notes to Financial Statements

12

Number of Shares		Value

Materials: 7.5%
226,100	Aluminum Corporation of China Ltd. * #	$130,702
63,400	Angang Steel Co. Ltd. #	53,128
68,800	Anhui Conch Cement Co. Ltd. #	346,235
28,800	Baiyin Nonferrous Group Co. Ltd. #	17,739
306,228	Baoshan Iron and Steel Co. Ltd. #	358,977
114,700	BBMG Corp. #	56,630
76,836	Beijing Kangde Xin Composite Material Co. Ltd. # §	198,008
31,050	Beijing Sanju Environmental Protection and New Material Co. Ltd. * # §	106,441
54,600	Beijing Shougang Co. Ltd. * #	33,800
46,300	China Hainan Rubber Industry Group Co. Ltd. * #	38,307
72,300	China Jushi Co. Ltd. #	111,183
79,000	China Molybdenum Co. Ltd. #	74,622
74,970	China Northern Rare Earth Group High-Tech Co. Ltd. #	128,515
146,100	Hebei Iron & Steel Co. Ltd. #	64,904
26,100	Hengli Petrochemical Co. Ltd. #	57,482
2,500	Hoshine Silicon Industry Co. Ltd.	26,619
116,016	Inner Mongolia Junzheng Energy and Chemical Industry Co. Ltd. #	58,846
470,260	Inner Mongolian Baotou Steel Union Co. Ltd. * #	109,865
10,536	Jiangsu Bicon Pharmaceutical Listed Co. Ltd. #	45,051
35,700	Jiangxi Copper Co. Ltd. #	85,116
26,800	Jiangxi Ganfeng Lithium Co. Ltd. #	155,546
33,300	Jinduicheng Molybdenum Co. Ltd. * #	31,433
54,200	Kingenta Ecological Engineering Group Co. Ltd. #	56,183
21,000	Lomon Billions Group Co. Ltd. # §	40,830
18,000	Minmetals Capital Co. Ltd. * #	20,998
47,924	Qinghai Salt Lake Industry Co. Ltd. * #	78,011
59,000	Rongsheng Petro Chemical Co. Ltd. #	91,613
25,500	Shandong Gold Mining Co. Ltd. #	92,710
190,900	Shandong Nanshan Aluminum Co. Ltd. #	77,957
85,950	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. #	62,899
50,400	Sinopec Shanghai Petrochemical Co. Ltd. #	43,198
23,565	Tianqi Lithium Industries, Inc. #	175,945
217,200	Tongling Nonferrous Metals Group Co. Ltd. #	72,333
56,370	Wanhua Chemical Group Co. Ltd. # §	384,887
29,120	Xiamen Tungsten Co. Ltd. #	66,506
12,200	Zhejiang Huayou Cobalt Co. Ltd. * #	178,892
89,500	Zhejiang Longsheng Group Co. Ltd. #	160,880
59,346	Zhongjin Gold Corp. Ltd. #	61,469
356,800	Zijin Mining Group Co. Ltd. #	194,298
		4,148,758
Media: 1.1%
30,220	Beijing Enlight Media Co. Ltd. #	46,227
25,729	China Film Co. Ltd. #	62,094
19,000	Chinese Universe Publishing and Media Co. Ltd. #	36,765
94,350	CITIC Guoan Information Industry Co. Ltd. #	67,084
Number of Shares		Value

Media: (continued)
57,254	Huayi Brothers Media Corp. #	$53,052
43,180	Jiangsu Broadcasting Cable Information Network Corp. Ltd. #	33,183
45,413	Shanghai Oriental Pearl Media Co. Ltd. #	103,011
26,700	Wanda Film Holding Co. Ltd. # §	195,925
		597,341
Pharmaceuticals, Biotechnology: 5.7%
18,900	Beijing Tongrentang Co. Ltd. #	100,465
16,500	Chongqing Zhifei Biological Products Co. Ltd. #	113,551
19,361	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	110,841
19,160	Hualan Biological Engineering, Inc. #	92,799
75,981	Jiangsu Hengrui Medicine Co. Ltd. #	866,896
31,990	Jilin Aodong Medicine Industry Groups Co. Ltd. #	86,618
102,658	Kangmei Pharmaceutical Co. Ltd. #	353,857
11,700	Shandong Buchang Pharmaceuticals Co. Ltd. #	75,393
15,700	Shandong Dong-E E-Jiao Co. Ltd. #	127,175
34,600	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	215,496
53,860	Shanghai RAAS Blood Products Co. Ltd. # §	158,651
14,400	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	80,620
31,170	Tasly Pharmaceutical Group Co. Ltd. #	121,226
49,400	Tonghua Dongbao Pharmaceutical Co. Ltd. #	178,265
17,860	Yunnan Baiyao Group Co. Ltd. #	287,745
10,400	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. #	175,174
		3,144,772
Real Estate: 4.7%
44,300	Beijing Capital Development Co. Ltd. #	46,914
40,674	China Fortune Land Development Co. Ltd. #	157,433
81,559	China Merchants Shekou Industrial Zone Co. Ltd. #	234,058
167,200	China Vanke Co. Ltd. #	619,808
41,100	Financial Street Holdings Co. Ltd. #	49,851
31,000	Future Land Holdings Co. Ltd. #	144,379
77,601	Gemdale Corp. #	119,119
125,500	Greenland Holdings Corp. Ltd. #	123,659
244,704	Poly Real Estate Group Co. Ltd. #	448,980
10,900	Red Star Macalline Group Corp. Ltd. #	25,165
59,800	RiseSun Real Estate Development Co. Ltd. #	78,716
25,240	Shanghai Lujiazui Finance and Trade Zone Development Co. Ltd. #	60,108
55,700	Sunshine City Group Co. Ltd. #	50,079
147,881	Xinhu Zhongbao Co. Ltd. * #	85,105
86,174	Youngor Group Co. Ltd. #	100,023

See Notes to Financial Statements

13

VANECK VECTORS CHINAAMC CSI 300 ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Real Estate: (continued)
93,600	Zhejiang China Commodities City Group Co. Ltd. #	$60,754
305,400	Zhongtian Financial Group Co. Ltd. # §	197,557
		2,601,708
Retailing: 1.0%
84,020	China Grand Automotive Services Co. Ltd. #	74,191
42,100	Liaoning Cheng Da Co. Ltd. * #	96,275
16,000	Nanjing Xinjiekou Department Store Co. Ltd. # §	39,059
128,100	Suning Commerce Group Co. Ltd. #	271,400
59,260	Wuchan Zhongda Group Co. Ltd. #	46,661
		527,586
Semiconductor: 0.8%
67,160	LONGi Green Energy Technology Co. Ltd. #	168,578
84,123	Sanan Optoelectronics Co. Ltd. #	243,142
3,100	Shenzhen Huiding Technology Co. Ltd. #	30,276
		441,996

Software & Services: 2.4%
14,000	360 Security Technology, Inc. #	60,804
38,400	Aisino Co. Ltd. #	146,208
50,130	Anhui USTC iFlytek Co. Ltd. #	241,555
11,006	Beijing Shiji Information Technology Co. Ltd. #	47,990
64,773	DHC Software Co. Ltd. # §	83,780
124,417	East Money Information Co. Ltd. #	246,575
20,900	Giant Network Group Co. Ltd. #	74,903
7,400	Hithink RoyalFlush Information Network Co. Ltd. #	43,279
17,000	Hundsun Technologies, Inc. #	135,357
13,600	Perfect World Co. Ltd. #	63,509
50,231	Wangsu Science and Technology Co. Ltd. #	80,862
32,673	Yonyou Network Technology Co. Ltd. #	120,352
		1,345,174
Technology Hardware & Equipment: 5.6%
94,500	Beijing Xinwei Telecom Technology Group Co. Ltd. * # §	195,612
815,100	BOE Technology Group Co. Ltd. #	434,005
35,900	Chaozhou Three-Circle Group Co. Ltd. #	126,845
131,900	Dongxu Optoelectronic Technology Co. Ltd. #	120,245
19,122	Fiberhome Telecommunication Technologies Co. Ltd. #	71,569
252,312	Focus Media Information Technology Co. Ltd. #	363,374
67,000	GoerTek, Inc. #	102,665
126,864	Hangzhou Hikvision Digital Technology Co. Ltd. #	708,788
Number of Shares		Value

Technology Hardware & Equipment: (continued)
45,780	Hengtong Optic-electric Co. Ltd. #	$151,858
18,100	Lens Technology Co. Ltd. #	57,088
65,350	Shenzhen O-film Tech Co. Ltd. #	158,682
27,000	Shenzhen Sunway Communication Co. Ltd. #	124,671
61,100	Tsinghua Tongfang Co. Ltd. #	80,782
5,000	Tsinghua Unisplendour Co. Ltd. #	47,126
59,795	Zhejiang Dahua Technology Co. Ltd. #	202,814
81,820	ZTE Corp. * # §	159,784
		3,105,908
Telecommunication Services: 0.6%
320,078	China United Network Communications Ltd. #	236,976
49,228	Dr Peng Telecom & Media Group Co. Ltd. #	88,920
		325,896
Transportation: 3.4%
102,800	Air China Ltd. #	137,395
131,300	China COSCO Holdings Co. Ltd. * #	97,188
134,900	China Eastern Airlines Corp. Ltd. #	134,220
61,000	China High-Speed Railway Technology Co. Ltd. #	45,650
19,100	China Merchants Expressway Network & Technology Holdings Co. Ltd. * #	23,396
109,100	China Shipping Container Lines Co. Ltd. * #	40,933
120,700	China Southern Airlines Co. Ltd. #	153,221
204,491	Daqin Railway Co. Ltd. #	252,890
116,600	Guangshen Railway Co. Ltd. #	74,652
63,900	Guangzhou Port Co. Ltd. #	55,860
600,300	Hainan Airlines Co. Ltd. # §	231,781
135,867	Ningbo Port Co. Ltd. #	86,231
9,100	SF Holding Co. Ltd. #	61,736
33,100	Shanghai International Airport Co. Ltd. #	276,244
103,600	Shanghai International Port Group Co. Ltd. #	92,914
9,500	Spring Airlines Co. Ltd. #	50,137
10,500	STO Express Co. Ltd. #	27,142
11,700	YTO Express Group Co. Ltd. #	23,245
		1,864,835
Utilities: 2.6%
82,900	Beijing Capital Co. Ltd. #	52,702
160,599	China National Nuclear Power Co. Ltd. #	136,712
226,900	China Yangtze Power Co. Ltd. #	551,746
85,200	Datang International Power Generation Co. Ltd. * #	38,910
405,400	GD Power Development Co. Ltd. #	160,136
61,900	Huaneng Lancang River Hydropower, Inc.	28,392
144,431	Huaneng Power International, Inc. #	138,498

See Notes to Financial Statements

14

Number of Shares		Value

Utilities: (continued)
140,000	SDIC Power Holdings Co. Ltd. #	$153,407
75,700	Sichuan Chuantou Energy Co. Ltd. #	99,518
140,310	Zhejiang Zheneng Electric Power Co. Ltd. #	98,544
		1,458,565
Total Common Stocks (Cost: $50,277,095)		55,801,481
Principal Amount		Value

FOREIGN DEBT OBLIGATION: 0.0% (Cost: $17,231)
Software & Services: 0.0%
$107,000	Aisino Corp. 1.50%, 06/12/21 §	$16,532
Total Investments: 100.6% (Cost: $50,294,326)		55,818,013
Liabilities in excess of other assets: (0.6)%		(319,255)
NET ASSETS: 100.0%		$55,498,758

Footnotes:

*	Non-income producing
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $55,641,273 which represents 100.3% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $2,391,406 which represents 4.3% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	12.1%	$6,765,124
Consumer Staples	9.2	5,130,349
Energy	2.5	1,374,940
Financials	31.4	17,500,248
Health Care	7.3	4,096,685
Industrials	13.4	7,506,130
Information Technology	8.8	4,909,610
Materials	7.4	4,148,758
Real Estate	4.7	2,601,708
Telecommunication Services	0.6	325,896
Utilities	2.6	1,458,565
	100.0%	$55,818,013

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$63,964	$1,683,396	$—	$1,747,360
Banks	18,087	9,219,999	—	9,238,086
Capital Goods	—	5,310,627	—	5,310,627
Commercial & Professional Services	—	330,668	—	330,668
Consumer Durables & Apparel	—	3,355,761	—	3,355,761
Consumer Services	—	537,076	—	537,076
Diversified Financials	23,146	3,489,832	—	3,512,978
Energy	—	1,374,940	—	1,374,940
Financials	—	517,468	—	517,468
Food, Beverage & Tobacco	—	5,130,349	—	5,130,349
Health Care Equipment & Services	—	951,913	—	951,913
Insurance	—	4,231,716	—	4,231,716
Materials	26,619	4,122,139	—	4,148,758
Media	—	597,341	—	597,341
Pharmaceuticals, Biotechnology	—	3,144,772	—	3,144,772
Real Estate	—	2,601,708	—	2,601,708
Retailing	—	527,586	—	527,586
Semiconductor	—	441,996	—	441,996
Software & Services	—	1,345,174	—	1,345,174
Technology Hardware & Equipment	—	3,105,908	—	3,105,908
Telecommunication Services	—	325,896	—	325,896
Transportation	—	1,864,835	—	1,864,835
Utilities	28,392	1,430,173	—	1,458,565
Foreign Debt Obligation	—	16,532	—	16,532
Total	$160,208	$55,657,805	$—	$55,818,013

*	See Schedule of Investments for industry breakouts.

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $19,139,811. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

15

VANECK VECTORS CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Automobiles & Components: 2.8%
62,922	Byd Co. Ltd. #	$450,840
40,900	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. #	74,866
89,358	Zhejiang Wanfeng Auto Wheel Co. Ltd.	126,734
		652,440
Banks: 2.0%
190,132	Bank of Ningbo Co. Ltd. #	466,683
Capital Goods: 14.2%
99,600	AVIC Electromechanical Systems Co. Ltd. #	113,746
111,600	Beijing Orient Landscape Co. Ltd. #	216,561
51,400	Beijing SPC Environmental Protection Tech Co. Ltd. #	83,433
38,905	Eve Energy Co. Ltd. #	103,065
100,900	Guangdong LY Intelligent Manufacturing Co. Ltd. #	78,815
55,230	Guoxuan High-Tech Co. Ltd. #	116,861
66,700	Han’s Laser Technology Co. Ltd. #	533,548
87,300	Inner Mongolia M-Grass Ecology & Enviroment Group Co. Ltd. #	78,988
99,500	Jiangxi Special Electric Motor Co. Ltd. #	145,551
138,309	Luxshare Precision Industry Co. Ltd. #	468,786
44,100	Shenwu Environmental Technology Co. Ltd.	44,381
73,990	Shenzhen Inovance Technology Co. Ltd. #	365,567
92,622	Siasun Robot & Automation Co. Ltd. #	242,389
72,600	Sungrow Power Supply Co. Ltd. *	98,256
106,649	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	161,963
160,770	Xinjiang Goldwind Science and Technology Co. Ltd. #	305,359
63,351	Zhejiang Sanhua Intelligent Controls Co. Ltd. #	179,642
		3,336,911
Commercial & Professional Services: 1.5%
124,163	Beijing Originwater Technology Co. Ltd. #	260,392
97,997	BlueFocus Communication Group Co. Ltd. #	84,102
		344,494
Consumer Durables & Apparel: 2.5%
36,480	Hangzhou Robam Appliances Co. Ltd. #	168,034
65,151	NavInfo Co. Ltd. #	198,409
46,093	Suofeiya Home Collection Co. Ltd. #	223,501
		589,944
Consumer Services: 0.8%
53,821	Songcheng Performance Development Co. Ltd. #	190,601
Number of Shares		Value

Diversified Financials: 2.9%
158,780	First Capital Securities Co. Ltd. #	$161,937
166,681	Guoyuan Securities Co. Ltd. #	228,196
123,700	Shanxi Securities Co. Ltd. #	125,578
143,010	Western Securities Co. Ltd. #	162,546
		678,257
Food, Beverage & Tobacco: 8.8%
166,975	Beijing Dabeinong Technology Group Co. Ltd. #	103,824
286,288	Guangdong Wens Foodstuffs Group Co. Ltd. #	950,239
42,238	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	835,315
24,900	Muyuan Foodstuff Co. Ltd. #	166,839
		2,056,217
Health Care Equipment & Services: 5.1%
62,400	Aier Eye Hospital Group Co. Ltd. #	303,257
45,020	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	131,889
68,696	Lepu Medical Technology Beijing Co. Ltd. #	379,295
108,980	Meinian Onehealth Healthcare Holdings Co. Ltd. #	370,848
		1,185,289
Materials: 10.2%
178,895	Beijing Kangde Xin Composite Material Co. Ltd. # §	461,017
69,569	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. #	178,257
70,399	Beijing Sanju Environmental Protection and New Materials Co. Ltd. * # §	241,332
215,676	GEM Co. Ltd. #	196,255
57,400	Jiangxi Ganfeng Lithium Co. Ltd. #	333,146
112,200	Kingenta Ecological Engineering Group Co. Ltd. #	116,305
41,800	Lomon Billions Group Co. Ltd. # §	81,271
2,100	Nanjing Hanrui Cobalt Co. Ltd. #	40,536
51,500	Sansteel Minguang Co. Ltd. Fujian #	124,308
55,220	Tianqi Lithium Industries, Inc. #	412,294
112,800	Xinjiang Zhongtai Chemical Co. Ltd. #	163,646
22,400	Zhejiang Transfar Co. Ltd. #	41,043
		2,389,410
Media: 2.1%
72,310	Beijing Enlight Media Co. Ltd. #	110,611
123,491	Huayi Brothers Media Corp. #	114,428
36,300	Wanda Film Holding Co. Ltd. # §	266,370
		491,409
Pharmaceuticals, Biotechnology: 8.6%
31,798	Beijing SL Pharmaceutical Co. Ltd. #	181,763
3,300	BGI Genomics Co. Ltd. #	47,967
35,000	Chongqing Zhifei Biological Products Co. Ltd. #	240,867
41,460	Hualan Biological Engineering, Inc. #	200,806
89,363	Shanghai RAAS Blood Products Co. Ltd. # §	263,230

See Notes to Financial Statements

16

Number of Shares		Value

Pharmaceuticals, Biotechnology: (continued)
27,640	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	$154,745
70,998	Sichuan Kelun Pharmaceutical Co. Ltd. #	343,270
88,000	Walvax Biotechnology Co. Ltd. * #	264,855
47,700	Yifan Pharmaceutical Co. Ltd. #	126,697
65,070	Zhejiang NHU Co. Ltd. #	185,493
		2,009,693
Real Estate: 0.8%
134,900	RiseSun Real Estate Development Co. Ltd. #	177,572
Retailing: 2.4%
263,837	Suning Commerce Group Co. Ltd. #	558,979
Semiconductor: 1.1%
134,620	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. #	158,713
131,500	Tianshui Huatian Technology Co. Ltd. #	111,610
		270,323
Software & Services: 12.5%
117,850	Anhui USTC iFlytek Co. Ltd. #	567,868
40,900	Beijing Kunlun Tech Co. Ltd. #	116,166
24,790	Beijing Shiji Information Technology Co. Ltd. #	108,092
72,100	Beijing Sinnet Technology Co. Ltd. #	145,500
147,358	DHC Software Co. Ltd. # §	190,599
293,630	East Money Information Co. Ltd. #	581,929
34,880	Giant Network Group Co. Ltd. #	125,006
33,700	Hangzhou Shunwang Technology Co. Ltd. #	88,267
14,800	Hithink RoyalFlush Information Network Co. Ltd. #	86,558
196,040	Ourpalm Co. Ltd. #	123,266
28,500	Perfect World Co. Ltd. #	133,089
234,541	Shanghai 2345 Network Holding Group Co. Ltd. #	151,037
42,000	Venustech Group, Inc. #	133,950
Number of Shares		Value

Software & Services: (continued)
121,350	Wangsu Science and Technology Co. Ltd. #	$195,349
56,800	Wonders Information Co. Ltd. #	174,273
		2,920,949
Technology Hardware & Equipment: 20.8%
81,900	Chaozhou Three-Circle Group Co. Ltd. #	289,376
30,470	China Aviation Optical-Electrical Technology Co. Ltd. #	178,961
394,260	Focus Media Information Technology Co. Ltd. #	567,805
152,116	GoerTek, Inc. #	233,090
120,900	Guangzhou Haige Communications Group, Inc. Co. #	146,218
263,050	Hangzhou Hikvision Digital Technology Co. Ltd. #	1,469,658
36,980	Lens Technology Co. Ltd. #	116,635
112,850	Leyard Optoelectronic Co. Ltd. #	218,693
42,800	Shenzhen Everwin Precision Technology Co. Ltd. #	83,394
151,762	Shenzhen O-film Tech Co. Ltd. #	368,507
59,601	Shenzhen Sunway Communication Co. Ltd. #	275,204
153,800	Suzhou Victory Precision Manufacture Co. Ltd. #	80,323
30,200	Tongfang Guoxin Electronics Co. Ltd. #	200,316
145,000	Wuhu Token Science Co. Ltd. #	126,352
52,900	Zhejiang Crystal-Optech Co. Ltd. #	102,400
124,005	Zhejiang Dahua Technology Co. Ltd. #	420,604
		4,877,536
Transportation: 0.5%
18,700	SF Holding Co. Ltd. #	126,864
Utilities: 0.4%
48,300	Beijing Water Business Doctor Co. Ltd. #	83,564
Total Common Stocks (Cost: $21,040,739)		23,407,135
Liabilities in excess of other assets: (0.0)%		(327)
NET ASSETS: 100.0%		$23,406,808

Footnotes:

*	Non-income producing
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $23,137,764 which represents 98.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,503,819 which represents 6.4% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	10.6%	$2,483,373
Consumer Staples	8.8	2,056,217
Financials	4.9	1,144,940
Health Care	13.6	3,194,982
Industrials	16.3	3,808,269
Information Technology	34.5	8,068,808
Materials	10.2	2,389,410
Real Estate	0.8	177,572
Utilities	0.3	83,564
	100.0%	$23,407,135

See Notes to Financial Statements

17

VANECK VECTORS CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$126,734	$525,706	$—	$652,440
Banks	—	466,683	—	466,683
Capital Goods	142,637	3,194,274	—	3,336,911
Commercial & Professional Services	—	344,494	—	344,494
Consumer Durables & Apparel	—	589,944	—	589,944
Consumer Services	—	190,601	—	190,601
Diversified Financials	—	678,257	—	678,257
Food, Beverage & Tobacco	—	2,056,217	—	2,056,217
Health Care Equipment & Services	—	1,185,289	—	1,185,289
Materials	—	2,389,410	—	2,389,410
Media	—	491,409	—	491,409
Pharmaceuticals, Biotechnology	—	2,009,693	—	2,009,693
Real Estate	—	177,572	—	177,572
Retailing	—	558,979	—	558,979
Semiconductor	—	270,323	—	270,323
Software & Services	—	2,920,949	—	2,920,949
Technology Hardware & Equipment	—	4,877,536	—	4,877,536
Transportation	—	126,864	—	126,864
Utilities	—	83,564	—	83,564
Total	$269,371	$23,137,764	$—	$23,407,135

During the period ended June 30, 2018, transfers of securities from Level 2 to Level 1 were $388,381 and transfers from Level 1 to Level 2 were $11,782,523. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local lose, as described in the Notes to Financial Statements.

See Notes to Financial Statements

18

VANECK VECTORS EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.9%
Banks: 9.5%
1,055,377	Commercial International Bank Egypt SAE (GDR) Reg S	$5,224,116
Capital Goods: 5.9%
294,054	El Sewedy Electric Co.	3,280,946
Consumer Durables & Apparel: 1.7%
1,367,483	Oriental Weavers	932,548
Diversified Financials: 16.9%
5,268,671	Citadel Capital Corp. * #	987,520
565,969	Egyptian Financial Group-Hermes Holding Co. (GDR) # Reg S	1,419,790
1,112,328	Egyptian Financial Group-Hermes Holding SAE #	1,435,171
3,705,162	Egyptian Kuwaiti Holding Co. (USD)	4,260,936
2,726,591	Pioneers Holding * #	1,242,033
		9,345,450
Energy: 0.7%
32,105	ADES International Holding Ltd. (USD) * # Reg S 144A	408,707
Food, Beverage & Tobacco: 12.5%
1,010,240	Arabian Food Industries Co. DOMTY * #	568,365
434,545	Eastern Tobacco #	4,376,632
2,903,341	Juhayna Food Industries #	1,961,158
		6,906,155
Health Care Equipment & Services: 4.4%
3,340,027	Ibnsina Pharma SAE *	2,225,440
39,026	Integrated Diagnostics Holdings Plc (USD) † # Reg S 144A	179,807
		2,405,247
Materials: 17.9%
1,497,332	Abou Kir Fertilizers & Chemical Industries #	2,428,802
2,715,717	Alexandria Mineral Oils Co. #	1,783,346
1,627,277	Cenatamin Plc (GBP) #	2,552,433
990,043	Ezz Steel * #	1,624,400
1,030,354	Sidi Kerir Petrochemcials Co. #	1,506,333
		9,895,314
Real Estate: 20.7%
4,127,119	Emaar Misr for Development SAE * #	1,013,798
873,403	Heliopolis Housing #	1,452,260
4,053,553	Medinet Nasr Housing * #	2,431,484
6,797,242	Palm Hills Developments SAE * #	1,710,784
1,415,553	Six of October Development & Investment Co. * #	1,885,028
4,535,613	Talaat Moustafa Group #	2,945,290
		11,438,644
Number of Shares		Value

Telecommunication Services: 10.7%
12,539,302	Global Telecom Holding SAE * #	$3,302,029
17,648,704	Orascom Telecom Media and Technology Holding SAE #	714,042
2,393,045	Telecom Egypt	1,882,065
		5,898,136
Total Common Stocks (Cost: $44,278,555)		55,735,263

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $24,033)
Repurchase Agreement: 0.1%
$24,033	Repurchase agreement dated 6/29/18 with Nomura Securities International, Inc., 2.12%, due 7/2/18, proceeds $24,037; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 7/15/18 to 5/20/68, valued at $24,514 including accrued interest)	24,033
Total Investments: 101.0% (Cost: $44,302,588)		55,759,296
Liabilities in excess of other assets: (1.0)%		(530,522)
NET ASSETS: 100.0%		$55,228,774

See Notes to Financial Statements

19

VANECK VECTORS EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar
Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $23,037.
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $37,929,212 which represents 68.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $588,514, or 1.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	1.7%	$932,548
Consumer Staples	12.4	6,906,155
Energy	0.7	408,707
Financials	26.1	14,569,566
Health Care	4.3	2,405,247
Industrials	5.9	3,280,946
Materials	17.8	9,895,314
Real Estate	20.5	11,438,644
Telecommunication Services	10.6	5,898,136
	100.0%	$55,735,263

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock
Banks	$5,224,116	$—	$—	$5,224,116
Capital Goods	3,280,946	—	—	3,280,946
Consumer Durables & Apparel	932,548	—	—	932,548
Diversified Financials	4,260,936	5,084,514	—	9,345,450
Energy	—	408,707	—	408,707
Food, Beverage & Tobacco	—	6,906,155	—	6,906,155
Health Care Equipment & Services	2,225,440	179,807	—	2,405,247
Materials	—	9,895,314	—	9,895,314
Real Estate	—	11,438,644	—	11,438,644
Telecommunication Services	1,882,065	4,016,071	—	5,898,136
Repurchase Agreement	—	24,033	—	24,033
Total	$17,806,051	$37,953,245	$—	$55,759,296

During the period ended June 30, 2018, transfers of securities from Level 2 to Level 1 were $18,539,404 and transfers from Level 1 to Level 2 were $27,432,825. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

20

VANECK VECTORS INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Automobiles & Components: 1.9%
44,657	Atul Auto Ltd. #	$254,875
140,632	Ceat Ltd. #	2,583,982
62,267	JBM Auto Ltd. #	281,778
461,594	JK Tyre & Industries Ltd. #	821,538
		3,942,173
Banks: 7.7%
1,288,308	Allahabad Bank * #	787,667
2,033,152	Andhra Bank * #	969,333
3,831,217	Dena Bank * #	839,765
1,280,807	Development Credit Bank Ltd. #	3,091,700
109,594	GIC Housing Finance Ltd. #	561,458
2,073,619	Indian Overseas Bank * #	425,639
1,936,020	Jammu & Kashmir Bank Ltd. * #	1,433,774
1,174,254	Karnataka Bank Ltd. #	1,887,366
434,151	Lakshmi Vilas Bank Ltd. #	657,966
1,073,139	Oriental Bank of Commerce * #	1,186,008
7,518,583	South Indian Bank Ltd. #	2,450,265
2,403,613	Syndicate Bank * #	1,438,773
1,108,145	UCO Bank * #	297,227
		16,026,941
Capital Goods: 12.0%
84,751	BEML Ltd. #	1,001,553
146,857	BGR Energy Systems Ltd. * #	201,164
2,232,146	Crompton Greaves Ltd. * #	1,822,073
26,524	Force Motors Ltd. #	980,841
4,219,312	Hindustan Construction Co. Ltd. * #	754,837
263,451	Inox Wind Ltd. * #	322,746
2,525,425	Jain Irrigation Systems Ltd. #	2,833,305
9,278,617	Jaiprakash Associates Ltd. * #	2,173,889
312,306	KEI Industries Ltd. #	1,861,478
482,871	Kushal Tradelink Ltd. #	512,415
129,963	LEEL Electricals Ltd. #	194,718
1,271,959	MMTC Ltd. #	623,203
3,259,721	Nagarjuna Construction Co. Ltd. #	4,573,929
74,100	Nissei ASB Machine Co. Ltd. #	3,849,046
319,504	Patel Engineering Ltd. * #	192,203
750,550	Pipavav Defence & Offshore Engineering Co. Ltd. * #	131,351
368,799	Praj Industries Ltd. #	424,391
30,338	Rushil Decor Ltd. #	272,949
50,314	SML Isuzu Ltd. #	557,921
447,735	Texmaco Rail & Engineering Ltd. #	448,020
235,057	Titagarh Wagons Ltd. #	324,190
300,248	Welspun Enterprises Ltd. #	737,910
		24,794,132
Consumer Durables & Apparel: 7.7%
63,998	Amber Enterprises India Ltd. * #	852,759
207,661	Bajaj Electricals Ltd. #	1,649,706
420,327	Bombay Dyeing & Manufacturing Co. Ltd. #	1,353,870
200,374	Himatsingka Seide Ltd. #	841,111
43,809	Hitachi Home & Life Solutions India Ltd. #	1,533,494
401,735	Indo Count Industries Ltd. #	363,359
81,617	Jindal Worldwide Ltd. #	621,514
135,336	Kitex Garments Ltd. #	291,174
244,839	Mirza International Ltd. #	370,973
Number of Shares		Value

Consumer Durables & Apparel: (continued)
124,919	Raymond Ltd. #	$1,674,155
3,576,808	Sintex Industries Ltd. #	772,486
497,094	Swan Energy Ltd. #	1,128,303
1,037,094	Trident Ltd. #	852,684
21,549	TTK Prestige Ltd. #	1,821,208
287,599	VIP Industries Ltd. #	1,788,751
		15,915,547
Consumer Services: 2.4%
172,525	Aptech Ltd. #	637,073
1,298,085	Chennai Super Kings Cricket Ltd. * # § ∞ ø	10,657
748,609	Cox & Kings Ltd. #	2,289,383
544,683	Delta Corp. Ltd. #	1,725,748
26,525	Kaya Ltd. * #	330,838
		4,993,699
Consumer, Cyclical: 0.1%
253,921	Kesoram Industries Ltd. * #	303,920
Diversified Financials: 5.7%
212,671	Central Depository Services India Ltd. * # Reg S	870,754
174,877	Credit Analysis & Research Ltd. #	3,202,007
6,327,879	IFCI Ltd. * #	1,368,113
211,901	Multi Commodity Exchange of India Ltd. #	2,258,283
1,307,130	PTC India Financial Services Ltd. #	309,415
222,809	Repco Home Finance Ltd. #	1,797,575
1,365,132	SREI Infrastructure Finance Ltd. #	1,239,665
335,385	Tourism Finance Corp of India Ltd. #	710,719
		11,756,531
Energy: 1.2%
118,783	Aban Offshore Ltd. * #	194,465
303,052	Chennai Petroleum Corp. Ltd. #	1,347,350
647,172	Gujarat Mineral Development Corp. Ltd. #	1,007,298
		2,549,113
Food, Beverage & Tobacco: 6.5%
5,863,486	Bajaj Hindusthan Ltd. * #	576,930
1,142,883	Balrampur Chini Mills Ltd. #	1,074,403
135,102	Dhampur Sugar Mills Ltd. #	160,692
92,589	Godfrey Phillips India Ltd. #	981,983
252,199	Kaveri Seed Co. Ltd. #	2,052,499
491,187	Kwality Dairy India Ltd. #	163,733
370,132	Manpasand Beverages Ltd. #	801,830
371,261	McLeod Russel India Ltd. #	809,112
263,909	Parag Milk Foods Ltd. # Reg S 144A	1,208,430
157,369	Prabhat Dairy Ltd. # Reg S	302,643
452,165	Radico Khaitan Ltd. #	2,731,829
7,476,881	Shree Renuka Sugars Ltd. * #	1,409,144
524,954	Triveni Engineering & Industries Ltd. #	289,124
28,670	Venky’s India Ltd. #	980,750
		13,543,102
Health Care Equipment & Services: 1.0%
546,271	Max India Ltd. * #	581,722
192,339	Shalby Ltd. * # Reg S	471,881
109,335	Thyrocare Technologies Ltd. # Reg S 144A	918,424
		1,972,027

See Notes to Financial Statements

21

VANECK VECTORS INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

(unaudited) (continued)

Number of Shares		Value

Household & Personal Products: 0.4%
271,202	Eveready Industries India Ltd. * #	$891,017
Materials: 18.4%
227,218	Advanced Enzyme Technologies Ltd. # Reg S	719,954
80,938	Andhra Pradesh Paper Mills * #	372,958
39,777	Astec Lifesciences Ltd. #	375,097
60,364	Atul Ltd. #	2,333,319
337,639	Bhansali Engineering Polymers Ltd. #	708,577
248,670	Bodal Chemicals Ltd. #	475,312
452,153	Century Plyboards India Ltd. #	1,660,352
847,036	Chambal Fertilizers & Chemicals Ltd. #	1,913,081
179,510	Deepak Fertilizers & Petrochemicals Corp. Ltd. #	702,633
360,207	EID Parry India Ltd. * #	1,267,071
198,268	GHCL Ltd. #	792,368
316,299	Gujarat Narmada Valley Fertilizers Co. Ltd. #	1,859,382
1,047,624	India Cements Ltd. #	1,618,756
50,328	Indian Metals & Ferro Alloys Ltd. #	219,487
408,564	Jai Corp. Ltd. #	865,413
1,003,228	Jindal Saw Ltd. #	1,164,391
480,157	Jindal Stainless Hisar Ltd. * #	940,856
239,475	JK Lakshmi Cement Ltd. #	1,082,263
357,168	JK Paper Ltd. #	607,364
88,842	Kalyani Steels Ltd. #	328,336
63,788	Kiri Dyes & Chemicals Ltd. * #	451,495
517,563	Meghmani Organics Ltd. #	621,294
524,270	MOIL Ltd. #	1,327,768
35,131	Monsanto India Ltd. #	1,472,261
582,395	National Fertilizers Ltd. #	392,945
30,369	Nilkamal Ltd. #	706,958
335,016	NOCIL Ltd. #	794,343
350,730	Phillips Carbon Black Ltd. #	1,120,658
395,771	Rallis India Ltd. #	1,087,322
1,122,760	Rashtriya Chemicals & Fertilizers Ltd. #	1,166,041
510,819	Sanghi Industries Ltd. * #	605,141
70,308	Sarda Energy & Minerals Ltd. #	406,563
294,324	SH Kelkar & Co. Ltd. # Reg S 144A	959,613
145,359	Sharda Cropchem Ltd. #	722,392
1,250,633	Sintex Plastics Technology Ltd. * #	774,709
140,886	Sudarshan Chemical Industries #	899,607
110,731	Surya Roshni Ltd. #	506,220
140,855	Tamil Nadu Newsprint & Papers Ltd. #	514,062
51,463	Tata Metaliks Ltd. #	495,756
31,342	Tata Sponge Iron Ltd. #	437,199
20,836	Thirumalai Chemicals Ltd. #	432,021
213,012	Tinplate Co. of India Ltd. #	513,169
146,959	Uflex Ltd. #	559,215
652,223	Welspun Corp. Ltd. #	1,128,365
		38,102,087
Media: 5.3%
697,254	DEN Networks Ltd. * #	822,678
193,526	Eros International Media Ltd. * #	333,480
161,663	Eros International Plc (USD) *	2,101,619
247,952	GTPL Hathway Ltd. # Reg S 144A	413,928
72,573	Music Broadcast Ltd. * # Reg S	322,937
2,219,457	Network 18 Media & Investments Ltd. * #	1,392,723
Number of Shares		Value

Media: (continued)
198,167	PVR Ltd. #	$3,975,973
71,180	S Chand and Co. Ltd. #	365,766
35,433	Saregama India Ltd. #	350,042
131,521	TV Today Network Ltd. #	808,082
		10,887,228
Pharmaceuticals, Biotechnology: 4.0%
209,916	Bliss Gvs Pharma Ltd. #	515,702
1,054,710	Granules India Ltd. #	1,240,563
374,547	Ipca Laboratories Ltd. #	3,823,122
170,076	JB Chemicals & Pharmaceuticals Ltd. #	640,433
1,700,725	Marksans Pharma Ltd. #	654,664
431,726	Suven Life Sciences Ltd. #	1,310,853
		8,185,337
Real Estate: 2.6%
925,863	Anant Raj Industries Ltd. #	531,254
495,064	DB Realty Ltd. * #	303,465
2,097,733	Housing Development & Infrastructure Ltd. * #	635,632
372,227	OMAXE Ltd. #	1,191,082
241,281	Sobha Developers Ltd. #	1,555,789
18,845,659	Unitech Ltd. * #	1,144,106
		5,361,328
Retailing: 2.4%
923,945	Future Retail Ltd. #	501,219
1,104,638	Infibeam Incorporation Ltd. #	2,478,896
46,500	Shankara Building Products Ltd. #	1,050,904
69,344	V2 Retail Ltd. * #	420,768
93,133	Yatra Online, Inc. (USD) *	499,193
		4,950,980
Software & Services: 9.9%
62,107	8K Miles Software Services Ltd. #	444,941
208,500	BLS International Services Ltd. #	482,457
1,400,117	Firstsource Solutions Ltd. * #	1,441,043
255,993	Intellect Design Arena Ltd. * #	722,366
182,854	Just Dial Ltd. * #	1,485,428
1,239,302	KPIT Cummins Infosystems Ltd. #	4,921,156
57,286	Majesco Ltd. #	374,567
98,593	Mastek Ltd. #	734,983
140,904	Newgen Software Technologies Ltd. * #	522,168
692,233	NIIT Ltd. * #	974,892
255,361	NIIT Technologies Ltd. #	4,092,789
131,446	Quick Heal Technologies Ltd. # Reg S 144A	523,866
686,508	Rolta India Ltd. * #	345,748
301,066	Take Solutions Ltd. #	999,148
126,639	Tata Elxsi Ltd. #	2,468,671
		20,534,223
Technology Hardware & Equipment: 2.1%
176,268	Astra Microwave Products Ltd. #	252,193
1,032,894	HCL Infosystems Ltd. * #	532,205
1,730,608	Redington India Ltd. #	2,768,486
184,954	Tejas Networks Ltd. * # Reg S 144A	792,237
		4,345,121

See Notes to Financial Statements

22

Number of Shares		Value

Telecommunication Services: 1.5%
5,149,687	Himachal Futuristic Communications Ltd. * #	$2,179,674
4,924,696	Reliance Communications Ltd. * #	987,631
		3,167,305
Transportation: 5.5%
56,984	Dredging Corp. of India Ltd. * #	422,198
81,519	Future Supply Chain Solutions Ltd. * # Reg S 144A	805,565
534,750	Gateway Distriparks Ltd. #	1,389,736
220,721	Gati Ltd. #	246,903
6,157,680	GVK Power & Infrastructure Ltd. * #	855,278
231,187	Jet Airways India Ltd. * #	1,171,024
144,785	Mahindra Logistics Ltd. * # Reg S 144A	1,167,682
373,337	MEP Infrastructure Developers Ltd. #	372,664
1,769,690	Mercator Lines Ltd. #	515,510
306,326	Navkar Corp. Ltd. * # Reg S 144A	579,508
868,964	Shipping Corp of India Ltd. * #	751,169
340,046	Snowman Logistics Ltd. * #	208,214
1,219,959	SpiceJet Ltd. * #	1,945,720
183,862	VRL Logistics Ltd. * #	870,283
		11,301,454
Number of Shares		Value

Utilities: 1.8%
76,659	BF Utilities Ltd. * #	$350,166
12,202,662	Jaiprakash Power Ventures Ltd. * #	515,862
1,506,039	PTC India Ltd. #	1,667,628
227,104	VA Tech Wabag Ltd. #	1,286,928
		3,820,584
Total Common Stocks (Cost: $196,956,600)		207,343,849
Liabilities in excess of other assets: (0.1)%		(163,661)
NET ASSETS: 100.0%		$207,180,188

Definitions:
USD	United States Dollar
Footnotes:
(a)	Represents Consolidated Schedule of Investments.
*	Non-income producing
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $204,743,037 which represents 98.8% of net assets.
ø	Restricted Security — the aggregate value of restricted securities is $10,657, or 0.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $10,657 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $7,369,253, or 3.6% of net assets.

Restricted securities held by the Fund as of June 30, 2018 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Chennai Super Kings Cricket Ltd.	10/08/15	1,298,085	$35,108	$10,657	0.0%

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	19.5%	$40,492,328
Consumer Staples	7.0	14,434,119
Energy	1.2	2,549,113
Financials	13.4	27,783,472
Health Care	4.9	10,157,364
Industrials	17.8	36,946,971
Information Technology	12.0	24,879,344
Materials	18.4	38,102,087
Real Estate	2.6	5,361,328
Telecommunication Services	1.5	3,167,305
Utilities	1.7	3,470,418
	100.0%	$207,343,849

See Notes to Financial Statements

23

VANECK VECTORS INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$3,942,173	$—	$3,942,173
Banks	—	16,026,941	—	16,026,941
Capital Goods	—	24,794,132	—	24,794,132
Consumer Durables & Apparel	—	15,915,547	—	15,915,547
Consumer Services	—	4,983,042	10,657	4,993,699
Consumer, Cyclical	—	303,920	—	303,920
Diversified Financials	—	11,756,531	—	11,756,531
Energy	—	2,549,113	—	2,549,113
Food, Beverage & Tobacco	—	13,543,102	—	13,543,102
Health Care Equipment & Services	—	1,972,027	—	1,972,027
Household & Personal Products	—	891,017	—	891,017
Materials	—	38,102,087	—	38,102,087
Media	2,101,619	8,785,609	—	10,887,228
Pharmaceuticals, Biotechnology	—	8,185,337	—	8,185,337
Real Estate	—	5,361,328	—	5,361,328
Retailing	499,193	4,451,787	—	4,950,980
Software & Services	—	20,534,223	—	20,534,223
Technology Hardware & Equipment	—	4,345,121	—	4,345,121
Telecommunication Services	—	3,167,305	—	3,167,305
Transportation	—	11,301,454	—	11,301,454
Utilities	—	3,820,584	—	3,820,584
Total	$2,600,812	$204,732,380	$10,657	$207,343,849

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $65,711,879. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2018:

Common Stocks
Consumer Services
Balance as of December 31, 2017	$11,440
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(783)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of June 30, 2018	$10,657

See Notes to Financial Statements

24

VANECK VECTORS INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.2%
Automobiles & Components: 6.6%
7,210,300	Astra International Tbk PT #	$3,319,583
Banks: 28.3%
2,688,300	Bank Central Asia Tbk PT #	4,014,789
1,064,800	Bank Danamon Indonesia Tbk PT #	474,030
6,337,602	Bank Mandiri Persero Tbk PT #	3,032,087
4,603,732	Bank Negara Indonesia Persero Tbk PT #	2,262,090
19,650,100	Bank Rakyat Indonesia Tbk PT #	3,886,612
2,614,300	Bank Tabungan Negara Tbk PT #	446,173
		14,115,781
Capital Goods: 1.3%
1,874,968	PP Persero Tbk PT #	260,040
2,848,288	Waskita Karya Persero Tbk PT #	381,581
		641,621
Diversified Financials: 1.9%
1,123,250	First Pacific Company Ltd. (HKD) #	540,682
7,641,700	Kresna Graha Investama Tbk PT * #	386,722
		927,404
Energy: 11.8%
9,870,400	Adaro Energy Tbk PT #	1,231,590
2,799,997	Banpu PCL (NVDR) (THB) #	1,646,942
244,100	Indo Tambangraya Megah Tbk PT #	380,730
1,919,800	Tambang Batubara Bukit Asam Tbk PT #	530,254
943,869	United Tractors Tbk PT #	2,078,318
		5,867,834
Food, Beverage & Tobacco: 11.1%
4,453,000	Charoen Pokphand Indonesia Tbk PT #	1,142,745
234,400	First Resources Ltd. (SGD) #	267,691
3,061,600	Golden Agri-Resources Ltd. (SGD) #	683,093
285,000	Gudang Garam Tbk PT #	1,335,391
1,367,500	Indofood Cbp Sukses Makmur Tbk PT #	844,915
2,709,500	Indofood Sukses Makmur Tbk PT #	1,256,971
		5,530,806
Health Care Equipment & Services: 0.9%
3,502,297	Mitra Keluarga Karyasehat Tbk PT Reg S	459,478
Household & Personal Products: 4.5%
706,400	Unilever Indonesia Tbk PT #	2,270,076
Materials: 9.9%
2,670,800	Barito Pacific Tbk PT #	368,414
1,430,800	Chandra Asri Petrochemical Tbk PT #	558,724
Number of Shares		Value

Materials: (continued)
1,587,000	Indah Kiat Pulp and Paper Corp. Tbk PT #	$2,057,888
1,113,300	Indocement Tunggal Prakarsa Tbk PT #	1,058,650
1,793,800	Semen Gresik Persero Tbk PT #	891,651
		4,935,327
Media: 1.0%
3,519,400	Surya Citra Media Tbk PT #	504,698
Pharmaceuticals, Biotechnology: 2.1%
12,439,900	Kalbe Farma Tbk PT #	1,058,105
Real Estate: 4.6%
5,701,700	Bumi Serpong Damai Tbk PT #	622,066
5,612,895	Ciputra Development Tbk PT #	398,541
43,343,800	Hanson International Tbk PT * #	398,787
1,107,300	Lippo Malls Indonesia Retail Trust (SGD) #	255,533
8,916,800	Pakuwon Jati Tbk PT #	329,506
4,808,100	Summarecon Agung Tbk PT #	303,077
		2,307,510
Retailing: 4.5%
60,888	Jardine Cycle & Carriage Ltd. (SGD) #	1,421,477
1,368,700	Matahari Department Store Tbk PT #	838,267
		2,259,744
Telecommunication Services: 9.1%
144,304	Telekomunikasi Indonesia Tbk PT (ADR)	3,753,347
1,118,700	Tower Bersama Infrastructure Tbk PT #	389,413
2,242,775	XL Axiata Tbk PT * #	393,408
		4,536,168
Transportation: 0.8%
1,343,850	Jasa Marga Persero Tbk PT #	391,460
Utilities: 1.8%
6,433,300	Perusahaan Gas Negara Tbk PT #	892,885
Total Common Stocks (Cost: $65,857,797)		50,018,480
MONEY MARKET FUND: 0.0% (Cost: $14,666)
14,666	Dreyfus Government Cash Management Fund – Institutional Shares	14,666
Total Investments: 100.2% (Cost: $65,872,463)		50,033,146
Liabilities in excess of other assets: (0.2)%		(87,093)
NET ASSETS: 100.0%		$49,946,053

Definitions:
ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht
Footnotes:
*	Non-income producing
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $45,805,655 which represents 91.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

25

VANECK VECTORS INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	12.1%	$6,084,025
Consumer Staples	15.6	7,800,882
Energy	11.7	5,867,834
Financials	30.1	15,043,185
Health Care	3.0	1,517,583
Industrials	2.1	1,033,081
Materials	9.9	4,935,327
Real Estate	4.6	2,307,510
Telecommunication Services	9.1	4,536,168
Utilities	1.8	892,885
Money Market Fund	0.0	14,666
	100.0%	$50,033,146

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$3,319,583	$—	$3,319,583
Banks	—	14,115,781	—	14,115,781
Capital Goods	—	641,621	—	641,621
Diversified Financials	—	927,404	—	927,404
Energy	—	5,867,834	—	5,867,834
Food, Beverage & Tobacco	—	5,530,806	—	5,530,806
Health Care Equipment & Services	459,478	—	—	459,478
Household & Personal Products	—	2,270,076	—	2,270,076
Materials	—	4,935,327	—	4,935,327
Media	—	504,698	—	504,698
Pharmaceuticals, Biotechnology	—	1,058,105	—	1,058,105
Real Estate	—	2,307,510	—	2,307,510
Retailing	—	2,259,744	—	2,259,744
Telecommunication Services	3,753,347	782,821	—	4,536,168
Transportation	—	391,460	—	391,460
Utilities	—	892,885	—	892,885
Money Market Fund	14,666	—	—	14,666
Total	$4,227,491	$45,805,655	$—	$50,033,146

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $25,994,658. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

26

VANECK VECTORS ISRAEL ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Banks: 13.9%
296,695	Bank Hapoalim BM #	$2,010,100
402,493	Bank Leumi Le-Israel BM #	2,380,088
15,021	First International Bank of Israel Ltd. #	313,886
327,712	Israel Discount Bank Ltd. #	956,884
44,621	Mizrahi Tefahot Bank Ltd. #	820,407
7,548	Union Bank of Israel * #	32,525
		6,513,890
Capital Goods: 3.6%
12,188	Aeronautics Ltd. * #	24,724
8,297	Arotech Corp. *	31,114
6,752	Caesarstone Sdot-Yam Ltd. (USD) †	101,955
14,945	Discount Investment Corp. #	41,053
6,373	Elbit Systems Ltd. #	749,883
3,091	Elco Holdings Ltd. #	57,963
501	Electra Ltd. #	124,480
1,076	FMS Enterprises Migun Ltd. #	29,079
21,879	Inrom Construction Industries Ltd. #	81,945
334	Klil Industries Ltd. #	29,082
8,550	Kornit Digital Ltd. (USD) * †	152,190
989	Plasson Industries Ltd. #	42,073
26,835	Shapir Engineering and Industry Ltd. #	78,183
60,944	Shikun & Binui Ltd. #	107,847
		1,651,571
Commercial & Professional Services: 0.0%
1,857	Pointer Telocation Ltd. (USD) *	22,284
94,915	Fluence Corp. Ltd. (AUD) * † #	28,297
		50,581
Consumer Durables & Apparel: 1.7%
34,694	Avgol Industries 1953 Ltd. #	35,916
2,794	Delta-Galil Industries Ltd. #	80,836
3,533	Electra Consumer Products Ltd. #	41,139
2,239	Fox Wizel Ltd. #	46,259
13,228	Maytronics Ltd. #	71,439
6,202	SodaStream International Ltd. (USD) *	529,031
		804,620
Consumer Services: 0.5%
64,233	888 Holdings Plc #	228,582
Diversified Financials: 1.2%
11,020	Meitav DS Investments Ltd.	32,453
26,152	Plus500 Ltd. (GBP) #	553,891
		586,344
Energy: 5.0%
936	Delek Energy Systems Ltd. †	337,267
1,196	Delek Group Ltd. #	162,762
21,096	Delek US Holdings, Inc.	1,058,386
2,666	Jerusalem Oil Exploration * #	135,245
10,604	Naphtha Israel Petroleum Corp. Ltd. #	62,148
468,776	Oil Refineries Ltd. #	197,189
2,883	Paz Oil Co. Ltd. #	378,392
		2,331,389
Food & Staples Retailing: 0.6%
1,853	Rami Levi Chain Stores Hashikma Marketing Ltd. #	89,921
Number of Shares		Value

Food & Staples Retailing: (continued)
30,947	Shufersal Ltd. #	$190,220
		280,141
Food, Beverage & Tobacco: 0.7%
569	Neto ME Holdings Ltd. #	46,543
13,132	Strauss Group Ltd. #	264,440
		310,983
Health Care Equipment & Services: 2.1%
12,741	Mazor Robotics Ltd. * #	350,824
26,055	Mediterranean Towers Ltd. #	46,849
17,925	Novocure Ltd. (USD) *	561,052
40,000	Sisram Medical Ltd. (HKD) * # Reg S 144A	26,578
		985,303
Insurance: 1.6%
6,775	Clal Insurance Enterprises Holdings Ltd. * #	94,693
3,762	Direct Insurance Financial #	41,788
31,077	Harel Insurance Investments & Financial Services Ltd. #	233,205
2,189	IDI Insurance Co. Ltd. #	131,383
7,300	Menorah Mivtachim Holdings Ltd. #	78,674
99,804	Migdal Insurance & Financial Holdings Ltd. * #	86,261
19,102	Phoenix Holdings Ltd. #	99,947
		765,951
Materials: 4.2%
10,636	Frutarom Industries Ltd. #	1,045,395
141,720	Israel Chemicals Ltd. #	648,898
1,178	Israel Corp. Ltd. #	251,260
		1,945,553
Media: 0.2%
16,662	Taptica international Ltd. (GBP) †	74,793
Pharmaceuticals, Biotechnology: 19.9%
34,731	BioLine RX Ltd. (ADR) *	31,425
14,511	Compugen Ltd. (USD) * †	47,886
10,632	Foamix Pharmaceuticals Ltd. (USD) * †	53,266
10,701	Intec Pharma Ltd. * #	45,660
10,650	Kamada Ltd. * #	54,860
5,469	MediWound Ltd. (USD) * †	37,736
91,134	Opko Health, Inc. * †	428,330
35,660	Perrigo Co. Plc (USD)	2,599,971
34,275	Pluristem Therapeutics, Inc. (USD) *	41,815
52,687	Protalix BioTherapeutics, Inc. (USD) *	22,655
7,157	Redhill Biopharma Ltd. (ADR) * †	61,049
3,142	Taro Pharmaceutical Industries Ltd. (USD) *	363,498
221,933	Teva Pharmaceutical Industries Ltd. #	5,370,167
3,224	UroGen Pharma Ltd. (USD) *	160,426
8,224	Vascular Biogenics Ltd. (USD) * †	18,093
		9,336,837
Real Estate: 5.2%
3,772	Africa Israel Properties Ltd. * #	85,838
20,962	Airport City Ltd. * #	232,420
31,334	Alony Hetz Properties & Investments Ltd. #	288,077
2,360	Alrov Properties and Lodgings Ltd. #	73,815

See Notes to Financial Statements

27

VANECK VECTORS ISRAEL ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Real Estate: (continued)
37,896	Amot Investments Ltd. #	$189,698
12,044	Ashtrom Properties Ltd. #	52,914
10,144	Azrieli Group Ltd. #	503,900
296	Bayside Land Corp. #	127,768
1,399	Big Shopping Centers Ltd. #	94,480
1,695	Blue Square Real Estate Ltd. #	58,413
27,255	Gazit-Globe Ltd. #	251,451
46,223	Industrial Buildings Corp. * † #	59,116
59,429	Jerusalem Economy Ltd. * #	142,766
4,944	Melisron Ltd. #	205,256
726	Property & Building Corp. #	56,211
		2,422,123
Retailing: 0.2%
8,661	Carasso Motors Ltd. #	47,753
11,395	Delek Automotive Systems Ltd. #	62,383
		110,136
Semiconductor: 5.7%
6,151	Camtek Ltd. (USD)	45,210
6,432	Ceva, Inc. *	194,246
6,728	DSP Group, Inc. *	83,764
12,526	Mellanox Technologies Ltd. (USD) *	1,055,942
7,246	Nova Measuring Instruments Ltd. * #	198,221
10,979	SolarEdge Technologies, Inc. (USD) *	525,345
26,363	Tower Semiconductor Ltd. (USD) *	580,250
		2,682,978
Software & Services: 25.9%
9,854	Allot Communications Ltd. (USD) *	52,817
39,475	Amdocs Ltd.	2,612,850
5,355	Attunity Ltd. (USD) *	62,172
35,079	Check Point Software Technologies Ltd. (USD) *	3,426,517
9,571	CyberArk Software Ltd. (USD) *	602,590
5,730	ForeScout Technologies, Inc. * †	196,310
2,088	Formula Systems Ltd. #	75,492
4,124	Hilan Ltd. #	90,964
8,979	Imperva, Inc. *	433,237
14,971	LivePerson, Inc. *	315,888
7,342	Magic Software Enterprises Ltd. (USD) †	60,571
9,439	Matrix IT Ltd. #	100,578
16,782	NICE Systems Ltd. * #	1,735,782
15,606	SafeCharge International Group Ltd. #	73,157
7,649	Sapiens International Corp. NV (USD) †	74,731
5,694	Varonis Systems, Inc. *	424,203
17,444	Verint Systems, Inc. *	773,641
9,154	Wix.com Ltd. (USD) *	918,146
65,245	XLMedia Plc	89,155
		12,118,801
Technology Hardware & Equipment: 4.2%
6,835	AudioCodes Ltd. (USD) *	53,108
21,622	Ceragon Networks Ltd. (USD) *	77,191
15,678	Gilat Satellite Networks Ltd. * #	145,281
4,546	Ituran Location and Control Ltd. (USD)	137,971
5,061	Magal Security Systems Ltd. (USD) *	26,975
12,319	Orbotech Ltd. (USD) *	761,314
3,029	RADCOM Ltd. (USD) *	59,823
10,366	Radware Ltd. *	262,052
Number of Shares		Value

Technology Hardware & Equipment: (continued)
1,887	Silicom Ltd. (USD) * †	$72,574
14,946	Stratasys Ltd. *	286,066
47,283	Suny Cellular Communication Ltd. * #	25,866
35,281	Telit Communications Plc *	71,873
		1,980,094
Telecommunication Services: 2.0%
591,296	Bezeq The Israeli Telecommunication Corp. Ltd. #	665,971
16,473	Cellcom Israel Ltd. * #	93,934
36,576	Partner Communications Co. Ltd. * #	137,594
334,121	Sky And Space Global Ltd. * #	19,478
		916,977
Transportation: 0.0%
103,526	El Al Israel Airlines #	22,083
Utilities: 1.5%
36,665	Energix-Renewable Energies Ltd. * #	38,298
107,101	Enlight Renewable Energy Ltd. * #	54,660
5,125	Kenon Holdings Ltd. #	77,787
10,108	Ormat Technologies, Inc.	537,645
		708,390
Total Common Stocks (Cost: $44,692,313)		46,828,120

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.8% (Cost: $814,384)

Repurchase Agreement: 1.8%
$814,384	Repurchase agreement dated 6/29/18 with Nomura Securities International, Inc., 2.12%, due 7/2/18, proceeds $814,528; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 7/15/18 to 5/20/68, valued at $830,672 including accrued interest)	814,384
Total Investments: 101.7% (Cost: $45,506,697)		47,642,504
Liabilities in excess of other assets: (1.7)%		(775,911)
NET ASSETS: 100.0%		$46,866,593

See Notes to Financial Statements

28

Definitions:

ADR	American Depositary Receipt
AUD	Australian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $779,202.
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $25,187,268 which represents 53.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $26,578, or 0.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	2.6%	$1,218,131
Consumer Staples	1.3	591,124
Energy	5.0	2,331,389
Financials	16.8	7,866,185
Health Care	22.0	10,322,140
Industrials	3.7	1,724,235
Information Technology	35.8	16,781,873
Materials	4.1	1,945,553
Real Estate	5.2	2,422,123
Telecommunication Services	2.0	916,977
Utilities	1.5	708,390
	100.0%	$46,828,120

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$6,513,890	$—	$6,513,890
Capital Goods	285,259	1,366,312	—	1,651,571
Commercial & Professional Services	22,284	28,297	—	50,581
Consumer Durables & Apparel	529,031	275,589	—	804,620
Consumer Services	—	228,582	—	228,582
Diversified Financials	32,453	553,891	—	586,344
Energy	1,395,653	935,736	—	2,331,389
Food & Staples Retailing	—	280,141	—	280,141
Food, Beverage & Tobacco	—	310,983	—	310,983
Health Care Equipment & Services	561,052	424,251	—	985,303
Insurance	—	765,951	—	765,951
Materials	—	1,945,553	—	1,945,553
Media	74,793	—	—	74,793
Pharmaceuticals, Biotechnology	3,866,150	5,470,687	—	9,336,837
Real Estate	—	2,422,123	—	2,422,123
Retailing	—	110,136	—	110,136
Semiconductor	2,484,757	198,221	—	2,682,978
Software & Services	10,042,828	2,075,973	—	12,118,801
Technology Hardware & Equipment	1,808,947	171,147	—	1,980,094
Telecommunication Services	—	916,977	—	916,977
Transportation	—	22,083	—	22,083
Utilities	537,645	170,745	—	708,390
Repurchase Agreement	—	814,384	—	814,384
Total	$21,640,852	$26,001,652	$—	$47,642,504

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $2,744,126 and transfers from Level 2 to Level 1 were $220,925. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

29

VANECK VECTORS POLAND ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.3%
Banks: 30.8%
23,435	Alior Bank SA * #	$415,179
10,866	Bank Handlowy w Warszawie SA #	205,257
141,236	Bank Millennium SA * #	301,268
31,060	Bank Pekao SA #	935,315
7,177	Bank Zachodni WBK SA #	635,712
7,790	ING Bank Slaski SA #	371,469
3,660	mBank SA #	389,190
117,109	PKO Bank Polski SA * #	1,151,029
		4,404,419
Consumer Durables & Apparel: 7.6%
314	LPP SA #	708,586
6,774	NG2 SA #	372,839
		1,081,425
Diversified Financials: 1.7%
4,520	Kruk SA #	240,988
Energy: 14.9%
22,140	Grupa Lotos SA #	335,598
45,261	Polski Koncern Naftowy Orlen SA #	1,014,172
515,941	Polskie Gornictwo Naftowe I Gazownictwo SA #	785,852
		2,135,622
Food & Staples Retailing: 7.6%
15,981	Dino Polska SA * # Reg S 144A	441,464
44,658	Jeronimo Martins, SGPS SA (EUR) #	643,138
		1,084,602
Insurance: 8.5%
117,833	Powszechny Zaklad Ubezpieczen SA #	1,222,190
Materials: 8.3%
17,576	Jastrzebska Spolka Weglowa SA * #	357,671
35,616	KGHM Polska Miedz SA #	835,250
		1,192,921
Number of Shares		Value

Media: 2.4%
56,634	Cyfrowy Polsat SA #	$348,822
Real Estate: 4.5%
71,453	NEPI Rockcastle Plc (ZAR)	638,405
Software & Services: 6.4%
17,947	Asseco Poland SA #	191,283
16,874	CD Projekt SA #	723,954
		915,237
Telecommunication Services: 1.9%
213,917	Orange Polska SA * #	264,246
Utilities: 5.7%
250,002	Polska Grupa Energetyczna SA * #	621,548
314,819	Tauron Polska Energia SA * #	192,056
		813,604
Total Common Stocks (Cost: $17,224,305)		14,342,481
MONEY MARKET FUND: 2.0% (Cost: $290,330)
290,330	Dreyfus Government Cash Management Fund – Institutional Shares	290,330
Total Investments: 102.3% (Cost: $17,514,635)		14,632,811
Liabilities in excess of other assets: (2.3)%		(330,915)
NET ASSETS: 100.0%		$14,301,896

Definitions:

EUR	Euro
ZAR	South African Rand

Footnotes:

*	Non-income producing
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $13,704,076 which represents 95.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $441,464, or 3.1% of net assets.

See Notes to Financial Statements

30

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	9.8%	$1,430,247
Consumer Staples	7.4	1,084,602
Energy	14.6	2,135,622
Financials	40.1	5,867,597
Information Technology	6.2	915,237
Materials	8.1	1,192,921
Real Estate	4.4	638,405
Telecommunication Services	1.8	264,246
Utilities	5.6	813,604
Money Market Fund	2.0	290,330
	100.0%	$14,632,811

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$4,404,419	$—	$4,404,419
Consumer Durables & Apparel	—	1,081,425	—	1,081,425
Diversified Financials	—	240,988	—	240,988
Energy	—	2,135,622	—	2,135,622
Food & Staples Retailing	—	1,084,602	—	1,084,602
Insurance	—	1,222,190	—	1,222,190
Materials	—	1,192,921	—	1,192,921
Media	—	348,822	—	348,822
Real Estate	638,405	—	—	638,405
Software & Services	—	915,237	—	915,237
Telecommunication Services	—	264,246	—	264,246
Utilities	—	813,604	—	813,604
Money Market Fund	290,330	—	—	290,330
Total	$928,735	$13,704,076	$—	$14,632,811

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $3,402,796. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

31

VANECK VECTORS RUSSIA ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 96.0%
Banks: 10.5%
9,191,220	Sberbank of Russia (ADR) #	$131,475,981
23,350,207	VTB Bank OJSC (GDR) Reg S	35,562,365
		167,038,346
Diversified Financials: 2.2%
20,335,498	Moscow Exchange MICEX-RTS PJSC #	35,293,352
Energy: 36.0%
1,930,968	Lukoil PJSC (ADR) #	131,502,574
608,347	Novatek OAO (GDR) # Reg S	89,920,971
24,558,161	OAO Gazprom (ADR) #	107,617,619
13,337,593	Rosneft Oil Co. (GDR) # Reg S	82,644,555
13,509,892	Surgutneftegas OJSC (ADR) #	59,954,118
1,638,563	Tatneft PJSC (ADR) #	103,014,822
		574,654,659
Food & Staples Retailing: 8.7%
4,346,904	Lenta Ltd. (GDR) * # Reg S	23,885,029
3,864,989	Magnit OAO (GDR) # Reg S	69,263,042
1,699,259	X5 Retail Group NV (GDR) # Reg S	44,878,088
		138,026,159
Materials: 20.2%
37,877,144	Alrosa PJSC #	60,490,124
5,751,502	Evraz Plc (GBP) #	38,402,540
5,234,982	MMC Norilsk Nickel PJSC (ADR) #	93,566,168
1,450,413	Novolipetsk Steel (GDR) # Reg S	35,143,706
1,528,016	PhosAgro OAO (GDR) # Reg S	19,535,128
3,660,676	Polymetal International (GBP) #	32,356,824
2,940,446	Severstal OAO (GDR) # Reg S	42,821,539
		322,316,029
Software & Services: 7.5%
1,577,544	Mail.ru Group Ltd. (GDR) * # Reg S	45,564,815
2,068,048	Yandex NV (USD) *	74,242,923
		119,807,738
Number of Shares		Value

Telecommunication Services: 7.6%
2,365,467	MegaFon PJSC (GDR) # Reg S	$20,866,411
7,166,875	Mobile TeleSystems OJSC (ADR)	63,283,506
2,661,487	Rostelecom OJSC (ADR) #	18,674,337
7,706,053	VEON Ltd. (ADR)	18,340,406
		121,164,660
Utilities: 3.3%
536,914,410	Inter Rao Ues PJSC #	35,246,306
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # § ∞	208,317
16,765,021	RusHydro PJSC (ADR) #	17,512,573
		52,967,196
Total Common Stocks (Cost: $1,707,689,656)		1,531,268,139
PREFERRED STOCK: 3.9% (Cost: $59,274,127)
Energy: 3.9%
23,475	AK Transneft OAO, 4.89% #	62,339,180
Total Investments: 99.9% (Cost: $1,766,963,783)		1,593,607,319
Other assets less liabilities: 0.1%		1,985,252
NET ASSETS: 100.0%		$1,595,592,571

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,402,178,119 which represents 87.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $208,317 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

32

Summary of Investments by Sector	% of Investments	Value
Consumer Staples	8.7%	$138,026,159
Energy	40.0	636,993,839
Financials	12.7	202,331,698
Information Technology	7.5	119,807,738
Materials	20.2	322,316,029
Telecommunication Services	7.6	121,164,660
Utilities	3.3	52,967,196
	100.0%	$1,593,607,319

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$35,562,365	$131,475,981	$—	$167,038,346
Diversified Financials	—	35,293,352	—	35,293,352
Energy	—	574,654,659	—	574,654,659
Food & Staples Retailing	—	138,026,159	—	138,026,159
Materials	—	322,316,029	—	322,316,029
Software & Services	74,242,923	45,564,815	—	119,807,738
Telecommunication Services	81,623,912	39,540,748	—	121,164,660
Utilities	—	52,758,879	208,317	52,967,196
Preferred Stock*	—	62,339,180	—	62,339,180
Total	$191,429,200	$1,401,969,802	$208,317	$1,593,607,319

*	See Schedule of Investments for industry breakouts.

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $80,879,602 and transfers from Level 2 to Level 1 were $214,547,666. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2018:

Common Stocks
Utilities

Balance as of December 31, 2017	$250,487
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(42,170)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of June 30, 2018	$208,317

See Notes to Financial Statements

33

VANECK VECTORS RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 97.7%
Banks: 7.3%
42,785,800	Credit Bank of Moscow PJSC *	$3,361,997
Capital Goods: 5.2%
235,638	United Wagon Co. PJSC * #	2,422,700
Diversified Financials: 8.7%
182,687	Safmar Financial Investment	2,091,930
236,928	Vostok New Ventures Ltd. (SDR) * #	1,912,658
		4,004,588
Energy: 4.7%
437,237	OAO TMK (GDR) # Reg S	2,160,877
Food & Staples Retailing: 1.4%
288,485	O’Key Group SA (GDR) Reg S	663,516
Food, Beverage & Tobacco: 3.8%
159,383	Ros Agro Plc (GDR) Reg S	1,753,213
Household & Personal Products: 4.2%
61,130	Oriflame Holding AG (SEK) #	1,965,275
Materials: 12.6%
1,049,471	Highland Gold Mining Ltd. #	1,980,343
587,238	Mechel PJSC (ADR) *	1,838,055
8,202,764	Petropavlovsk Plc (GBP) *	862,044
714,240	Raspadskaya OJSC * #	1,173,633
		5,854,075
Media: 1.9%
852,185	ITE Group Plc #	898,874
Real Estate: 12.4%
759,967	Etalon Group Ltd. (GDR) # Reg S	2,075,721
1,220,905	LSR Group PJSC (GDR) Reg S	3,296,444
631,449	Raven Russia Ltd. * #	369,445
		5,741,610
Retailing: 2.6%
182,593	M.Video PJSC * #	1,180,776
Number of Shares		Value

Software & Services: 3.0%
89,542	Qiwi Plc (ADR)	$1,410,287
Telecommunication Services: 5.6%
954,402	Sistema JSFC (GDR) # Reg S	2,600,789
Transportation: 12.7%
1,688,783	Aeroflot - Russian Airlines OJSC #	3,768,536
206,277	Globaltrans Investment Plc (GDR) # Reg S	2,103,198
		5,871,734
Utilities: 11.6%
44,859,800	Mosenergo PJSC #	1,671,982
168,264,600	OGK-2 PJSC #	1,052,683
56,924,000	Unipro PJSC #	2,639,676
		5,364,341
Total Common Stocks (Cost: $52,036,382)		45,254,652
RIGHTS: 1.0% (Cost: $732,690)
Media: 1.0%
1,491,323	ITE Group Plc Rights (GBP 0.56, expiring 07/11/18) *	470,572
MONEY MARKET FUND: 1.1% (Cost: $526,858)
526,858	Dreyfus Government Cash Management Fund – Institutional Shares	526,858
Total Investments: 99.8% (Cost: $53,295,930)		46,252,082
Other assets less liabilities: 0.2%		70,495
NET ASSETS: 100.0%		$46,322,577

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt
SEK	Swedish Krona

Footnotes:

*	Non-income producing
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $29,977,166 which represents 64.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

34

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	5.5%	$2,550,222
Consumer Staples	9.5	4,382,004
Energy	4.7	2,160,877
Financials	15.9	7,366,585
Industrials	17.9	8,294,434
Information Technology	3.1	1,410,287
Materials	12.7	5,854,075
Real Estate	12.4	5,741,610
Telecommunication Services	5.6	2,600,789
Utilities	11.6	5,364,341
Money Market Fund	1.1	526,858
	100.0%	$46,252,082

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$3,361,997	$—	$—	$3,361,997
Capital Goods	—	2,422,700	—	2,422,700
Diversified Financials	2,091,930	1,912,658	—	4,004,588
Energy	—	2,160,877	—	2,160,877
Food & Staples Retailing	663,516	—	—	663,516
Food, Beverage & Tobacco	1,753,213	—	—	1,753,213
Household & Personal Products	—	1,965,275	—	1,965,275
Materials	2,700,099	3,153,976	—	5,854,075
Media	—	898,874	—	898,874
Real Estate	3,296,444	2,445,166	—	5,741,610
Retailing	—	1,180,776	—	1,180,776
Software & Services	1,410,287	—	—	1,410,287
Telecommunication Services	—	2,600,789	—	2,600,789
Transportation	—	5,871,734	—	5,871,734
Utilities	—	5,364,341	—	5,364,341
Rights*	470,572	—	—	470,572
Money Market Fund	526,858	—	—	526,858
Total	$16,274,916	$29,977,166	$—	$46,252,082

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $12,809,280 and transfers from Level 2 to Level 1 were $2,131,874. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

35

VANECK VECTORS VIETNAM ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Automobiles & Components: 0.0%
3	Danang Rubber JSC #	$3
Banks: 8.2%
9,050,502	Bank for Foreign Trade of Vietnam JSC #	22,813,723
12,650,512	Saigon Thuong Tin Commercial JSB * #	6,345,968
23	Saigon-Hanoi Commercial Joint Stock Bank * #	8
		29,159,699
Capital Goods: 7.9%
7,200,931	FLC Faros Construction JSC *	13,486,945
8,576,950	Hoang Huy Investment Financial Services JSC	8,125,473
3	Hoang Huy Investment Services JSC * #	1
1	Tan Tao Investment Industry Corp. * #	0
8,817,597	Viet Nam Construction & Import-Export JSC #	6,323,021
		27,935,440
Consumer Durables & Apparel: 11.0%
1,343,160	Eclat Textile Co. Ltd. #	15,952,523
841,659	Hansae Co. Ltd. #	12,348,049
13,812,000	Regina Miracle International Holdings Ltd. † # Reg S 144A	10,727,375
		39,027,947
Diversified Financials: 4.1%
6	Ocean Group JSC *	1
11,833,731	Saigon Securities, Inc. #	14,621,474
		14,621,475
Energy: 4.4%
68	PetroVietnam Construction Co. * #	4
5	PetroVietnam Drilling & Well Services JSC * #	3
2	PetroVietnam Transportation Corp. #	1
12,149,096	Soco International Plc	15,462,416
		15,462,424
Food, Beverage & Tobacco: 18.2%
4	HAGL JSC * #	1
3,217,830	Kinh Do Corp. #	4,671,973
6,777,290	Masan Group Corp. * #	23,284,645
9,889,745	Thanh Thanh Cong Tay Ninh JSC * #	6,650,965
4,075,310	Vietnam Dairy Products JSC #	30,058,777
		64,666,361
Health Care Equipment & Services: 4.8%
375,800	MANI, Inc. #	16,871,357
Number of Shares		Value

Insurance: 4.1%
4,159,606	Bao Viet Holdings #	$14,690,559
Materials: 5.7%
9,237,323	Hoa Phat Group JSC * #	15,387,248
455,942	Hoa Sen Group #	239,520
5,911,770	PetroVietnam Fertilizer & Chemical JSC #	4,423,999
		20,050,767
Real Estate: 21.8%
2	FLC Group JSC #	0
11,954,636	No Va Land Investment Group Corp. *	26,556,022
10,823,640	Vincom Retail JSC * #	18,217,302
6,953,643	Vingroup JSC * #	32,385,139
		77,158,463
Technology Hardware & Equipment: 8.3%
665,508	BH Co. Ltd. * #	14,599,901
347,318	Mcnex Co. Ltd. #	4,676,023
3,358,081	Synopex, Inc. ‡ * #	10,090,935
		29,366,859
Transportation: 0.0%
9	Gemadept Corp. #	10
Utilities: 1.5%
4,348,859	PetroVietnam Nhon Trach 2
	Power JSC #	5,505,615
Total Common Stocks (Cost: $318,700,450)		354,516,979

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $255,375)

Repurchase Agreement: 0.1%
$255,375	Repurchase agreement dated 6/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.10%, due 7/2/18, proceeds $255,420; (collateralized by various U.S. government and agency obligations, 0.13% to 1.63%, due 8/31/22 to 7/15/24, valued at $260,483 including accrued interest)	255,375
Total Investments: 100.1% (Cost: $318,955,825)		354,772,354
Liabilities in excess of other assets: (0.1)%		(404,057)
NET ASSETS: 100.0%		$354,368,297

See Notes to Financial Statements

36

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $233,001.
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $290,886,122 which represents 82.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $10,727,375, or 3.0% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2018 is set forth below:

Affiliates	Value 12/31/17	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/18

Synopex, Inc.	$15,851,688	$3,438,560	$(2,962,639)	$(925,512)	$—	$(5,311,162)	$10,090,935

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	11.0%	$39,027,950
Consumer Staples	18.2	64,666,361
Energy	4.4	15,462,424
Financials	16.5	58,471,733
Health Care	4.8	16,871,357
Industrials	7.9	27,935,450
Information Technology	8.3	29,366,859
Materials	5.6	20,050,767
Real Estate	21.8	77,158,463
Utilities	1.5	5,505,615
	100.0%	$354,516,979

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$3	$—	$3
Banks	—	29,159,699	—	29,159,699
Capital Goods	21,612,418	6,323,022	—	27,935,440
Consumer Durables & Apparel	—	39,027,947	—	39,027,947
Diversified Financials	1	14,621,474	—	14,621,475
Energy	15,462,416	8	—	15,462,424
Food, Beverage & Tobacco	—	64,666,361	—	64,666,361
Health Care Equipment & Services	—	16,871,357	—	16,871,357
Insurance	—	14,690,559	—	14,690,559
Materials	—	20,050,767	—	20,050,767
Real Estate	26,556,022	50,602,441	—	77,158,463
Technology Hardware & Equipment	—	29,366,859	—	29,366,859
Transportation	—	10	—	10
Utilities	—	5,505,615	—	5,505,615
Repurchase Agreement	—	255,375	—	255,375
Total	$63,630,857	$291,141,497	$—	$354,772,354

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $102,945,911 and transfers from Level 2 to Level 1 were $41,627,036. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

37

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

For the Six Months Ended June 30, 2018 (unaudited)

	Africa Index ETF	Brazil Small-Cap ETF	ChinaAMC CSI 300 ETF	ChinaAMC SME-ChiNext ETF

Assets:
Investments, at value (1) (2)	$68,345,814	$78,104,507	$55,818,013	$23,407,135
Short-term investments held as collateral for securities loaned (3)	1,348,812	162,749	—	—
Cash	—	—	3,946	—
Cash denominated in foreign currency, at value (4)	—	517,775	1,865,634	449,502 (b)
Receivables:
Investment securities sold	4,832	—	—	1,460,887
Shares sold	4,844	10,172	—	—
Due from Adviser	—	—	—	—
Dividends and Interest	156,084	245,318	11	—
Prepaid expenses	474	3,191	3,104	4,714
Total assets	69,860,860	79,043,712	57,690,708	25,322,238

Liabilities:
Payables:
Investment securities purchased	10,881	—	—	1,638,115
Collateral for securities loaned	1,348,812	162,749	—	—
IRS compliance fee for foreign withholding tax claims (See Note 13)	—	—	—	—
Line of credit	50,806	487,094	2,028,220	138,721
Shares redeemed	4,844	—	2,990	—
Due to Adviser	24,646	24,294	11,905	4,026
Due to custodian	2,837	84,244	—	35,123
Deferred Trustee fees	9,584	33,805	3,596	353
Accrued expenses	79,906	57,429	145,239	99,092
Total liabilities	1,532,316	849,615	2,191,950	1,915,430
NET ASSETS	$68,328,544	$78,194,097	$55,498,758	$23,406,808
Shares outstanding	2,900,000	4,350,000	1,350,000	800,000
Net asset value, redemption and offering price per share	$23.56	$17.98	$41.11	$29.26

Net assets consist of:
Aggregate paid in capital	$112,098,932	$246,282,531	$45,104,686	$30,515,495
Net unrealized appreciation (depreciation)	12,435,205	(37,136)	5,462,343	2,349,086
Undistributed (accumulated) net investment income (loss)	450,485	1,608,286	201,508	(4,194)
Accumulated net realized gain (loss)	(56,656,078)	(169,659,584)	4,730,221	(9,453,579)
	$68,328,544	$78,194,097	$55,498,758	$23,406,808
(1) Value of securities on loan	$1,290,426	$151,651	$—	$—
(2) Cost of investments	$55,910,985	$78,097,085	$50,294,326	$21,040,739
(3) Cost of short-term investments held as collateral for securities loaned	$1,348,812	$162,749	$—	$—
(4) Cost of cash denominated in foreign currency	$—	$542,825	$1,926,977	$466,561

(a)	Represents consolidated Statement of Assets and Liabilities.
(b)	Includes $7,375 on foreign investor minimum settlement reserve funds (See Note 2J).

See Notes to Financial Statements

38

Egypt Index ETF	India Small-Cap Index ETF (a)	Indonesia Index ETF	Israel ETF	Poland ETF	Russia ETF	Russia Small-Cap ETF

$55,735,263	$207,343,849	$50,033,146	$46,828,120	$14,632,811	$1,593,607,319	$46,252,082
24,033	—	—	814,384	—	—	—
—	7,579,629	—	—	—	2,692,152	—
246,652	135,818	—	9,753	—	20,699	—
3,068,100	19,138,688	—	145,116	—	—	—
19,337	150,730	—	—	—	—	—
—	—	—	—	2,861	—	—
57,997	46,236	95,497	40,351	11,256	12,124,525	182,371
2,840	4,139	3,150	2,806	2,638	17,645	3,011
59,154,222	234,399,089	50,131,793	47,840,530	14,649,566	1,608,462,340	46,437,464

128,982	19,132,332	—	9,904	—	—	—
24,033	—	—	814,384	—	—	—

—	—	—	—	320,945	—	—
3,689,041	7,792,670	—	—	—	9,675,105	—
—	—	—	—	—	—	—
24,729	95,472	11,231	7,621	—	568,547	17,660
23,617	—	308	104,185	—	—	—
4,228	10,022	27,592	2,112	2,816	143,583	2,122
30,818	188,405	146,609	35,731	23,909	2,482,534	95,105
3,925,448	27,218,901	185,740	973,937	347,670	12,869,769	114,887
$55,228,774	$207,180,188	$49,946,053	$46,866,593	$14,301,896	$1,595,592,571	$46,322,577
1,524,974	4,274,967	2,400,000	1,500,000	900,000	76,200,000	1,283,318
$36.22	$48.46	$20.81	$31.24	$15.89	$20.94	$36.10

$73,462,861	$210,528,847	$166,919,837	$49,950,655	$36,302,539	$3,086,678,699	$54,804,980
11,456,926	10,387,504	(15,841,793)	2,135,866	(2,881,630)	(173,355,373)	(7,043,143)

(567,720)	(2,371,257)	949,393	91,792	(304,636)	17,859,737	337,587
(29,123,293)	(11,364,906)	(102,081,384)	(5,311,720)	(18,814,377)	(1,335,590,492)	(1,776,847)
$55,228,774	$207,180,188	$49,946,053	$46,866,593	$14,301,896	$1,595,592,571	$46,322,577
$23,037	$—	$—	$779,202	$—	$—	$—
$44,278,555	$196,956,600	$65,872,463	$44,692,313	$17,514,635	$1,766,963,783	$53,295,930
$24,033	$—	$—	$814,384	$—	$—	$—
$246,493	$135,395	$—	$9,824	$—	$20,646	$—

See Notes to Financial Statements

39

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2018 (unaudited) (continued)

Vietnam ETF

Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$344,426,044
Affiliated issuers (3)	10,090,935
Short-term investments held as collateral for securities loaned (4)	255,375
Cash denominated in foreign currency, at value (5)	3,902,051
Receivables:
Dividends	18,303
Prepaid expenses	2,207
Total assets	358,694,915

Liabilities:
Payables:
Collateral for securities loaned	255,375
Line of credit	3,556,262
Due to Adviser	154,295
Due to custodian	95,438
Deferred Trustee fees	34,372
Accrued expenses	230,876
Total liabilities	4,326,618
NET ASSETS	$354,368,297
Shares outstanding	22,300,000
Net asset value, redemption and offering price per share	$15.89

Net assets consist of:
Aggregate paid in capital	$586,776,935
Net unrealized appreciation	35,800,365
Undistributed net investment income	750,603
Accumulated net realized loss	(268,959,606)
$354,368,297
(1) Value of securities on loan	$233,001
(2) Cost of investments - Unaffiliated issuers	$303,216,689
(3) Cost of investments - Affiliated issuers	$15,483,761
(4) Cost of short-term investments held as collateral for securities loaned	$255,375
(5) Cost of cash denominated in foreign currency	$3,918,340

See Notes to Financial Statements

40

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VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2018 (unaudited)

	Africa Index ETF	Brazil Small-Cap ETF	ChinaAMC CSI 300 ETF	ChinaAMC SME-ChiNext ETF

Income:
Dividends	$1,632,623	$1,939,720	$619,650	$156,476
Interest	—	—	109	25
Securities lending income	6,314	909	—	—
Foreign taxes withheld	(161,344)	(31,364)	(62,342)	(15,702)
Total income	1,477,593	1,909,265	557,417	140,799

Expenses:
Management fees	184,916	257,044	179,615	60,430
Professional fees	32,149	29,609	47,063	37,728
Insurance	341	455	418	104
Trustees’ fees and expenses	741	1,121	1,018	238
Reports to shareholders	14,045	12,545	9,663	6,318
Indicative optimized portfolio value fee	2,617	4,609	2,616	2,145
Custodian fees	57,777	31,488	59,021	15,605
Registration fees	2,340	2,480	2,480	2,480
Transfer agent fees	1,101	1,191	1,191	1,191
Fund accounting fees	4,696	2,540	15,969	5,919
Interest	1,619	8,702	44,160	5,562
Other	3,127	3,052	4,652	5,011
Total expenses	305,469	354,836	367,866	142,731
Waiver of management fees	(15,381)	(42,822)	(65,059)	(42,898)
Expenses assumed by the Adviser	—	—	—	—
Net expenses	290,088	312,014	302,807	99,833
Net investment income (loss)	1,187,505	1,597,251	254,610	40,966

Net realized gain (loss) on:
Investments.	(676,502)	6,026,664	7,925,148	(635,395)
In-kind redemptions	997,093	350,593	—	—
Foreign currency transactions and foreign denominated assets and liabilities	(13,685)	(109,465)	79,289	(20,063)
Net realized gain (loss)	306,906	6,267,792	8,004,437	(655,458)

Net change in unrealized appreciation (depreciation) on:
Investments	(4,923,995)	(31,254,668)	(18,986,962)	(3,809,958)
Foreign currency transactions and foreign denominated assets and liabilities	(4,074)	(39,530)	(110,375)	(19,458)
Net change in unrealized appreciation (depreciation)	(4,928,069)	(31,294,198)	(19,097,337)	(3,829,416)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,433,658)	$(23,429,155)	$(10,838,290)	$(4,443,908)

(a)	Represents consolidated Statement of Operations.

See Notes to Financial Statements

42

Egypt Index ETF	India Small-Cap Index ETF (a)	Indonesia Index ETF	Israel ETF	Poland ETF	Russia ETF	Russia Small-Cap ETF

$1,355,694	$257,683	$1,149,650	$468,267	$98,941	$28,055,950	$661,624
—	—	—	—	—	—	—
11,313	—	1,391	10,585	1,796	—	—
(116,704)	(1,354)	(192,568)	(80,593)	(15,255)	(3,974,789)	(59,792)
1,250,303	256,329	958,473	398,259	85,482	24,081,161	601,832

187,412	782,117	152,002	113,313	41,647	4,642,390	131,070
27,562	103,264	34,756	28,330	27,732	51,553	27,957
290	1,588	363	211	86	9,526	259
572	7,762	1,509	429	194	21,474	560
6,067	13,880	17,867	7,225	6,886	57,969	7,212
2,480	2,616	2,616	2,482	2,480	2,386	2,170
75,396	98,407	28,316	36,796	11,961	1,792,257	35,929
2,480	2,481	2,480	2,622	2,480	7,193	2,480
1,191	2,382	1,191	1,192	1,191	1,125	1,191
1,940	26,098	4,137	4,229	1,511	60,466	2,386
12,197	31,442	1,316	818	14	27,425	2,811
2,843	39,821	5,469	3,528	3,613	29,630	3,849
320,430	1,111,858	252,022	201,175	99,795	6,703,394	217,874
—	—	(77,423)	(66,646)	(41,647)	(455,167)	(18,459)
—	—	—	—	(8,157)	—	—
320,430	1,111,858	174,599	134,529	49,991	6,248,227	199,415
929,873	(855,529)	783,874	263,730	35,491	17,832,934	402,417

5,265,175	12,648,350	(2,148,521)	(1,504,938)	(593,779)	(65,162,482)	(821,105)
1,093,568	670,287	963,482	526,828	—	148,849,097	2,299,376

(334,161)	(266,400)	2,933	(1,540)	697	(29,242)	3,868
6,024,582	13,052,237	(1,182,106)	(979,650)	(593,082)	83,657,373	1,482,139

(837,173)	(113,933,749)	(9,347,634)	2,107,009	(2,964,563)	(97,996,044)	(6,881,604)

908	(1,022)	(2,476)	29	(309)	1,091	(1,899)
(836,265)	(113,934,771)	(9,350,110)	2,107,038	(2,964,872)	(97,994,953)	(6,883,503)
$6,118,190	$(101,738,063)	$(9,748,342)	$1,391,118	$(3,522,463)	$3,495,354	$(4,998,947)

See Notes to Financial Statements

43

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2018 (unaudited) (continued)

Vietnam ETF

Income:
Dividends	$2,205,164
Securities lending income	9,647
Foreign taxes withheld	(22,391)
Total income	2,192,420

Expenses:
Management fees	1,018,577
Professional fees	33,754
Insurance	1,434
Trustees’ fees and expenses	2,936
Reports to shareholders	21,173
Indicative optimized portfolio value fee	2,616
Custodian fees	121,452
Registration fees	2,363
Transfer agent fees	1,191
Fund accounting fees	8,996
Interest	63,021
Other	9,366
Total expenses	1,286,879
Net investment income	905,541

Net realized gain (loss) on:
Investments – unaffiliated issuers	(1,374,461)
Investments – affiliated issuers	(925,512)
In-kind redemptions	886,231
Foreign currency transactions and foreign denominated assets and liabilities	(457,676)
Net realized loss	(1,871,418)

Net change in unrealized appreciation (depreciation) on:
Investments – unaffiliated issuers	(34,344,566)
Investments – affiliated issuers	(5,311,162)
Foreign currency transactions and foreign denominated assets and liabilities	(19,008)
Net change in unrealized appreciation (depreciation)	(39,674,736)
Net Decrease in Net Assets Resulting from Operations	$(40,640,613)

See Notes to Financial Statements

44

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VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Africa Index ETF		Brazil Small-Cap ETF
	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$1,187,505	$1,243,799	$1,597,251	$2,322,197
Net realized gain (loss)	306,906	2,191,708	6,267,792	17,528,708
Net change in unrealized appreciation (depreciation)	(4,928,069)	13,246,791	(31,294,198)	20,099,730
Net increase (decrease) in net assets resulting from operations	(3,433,658)	16,682,298	(23,429,155)	39,950,635

Dividends to shareholders:
Dividends from net investment income	—	(1,580,800)	—	(5,049,250)

Share transactions:**
Proceeds from sale of shares	—	1,196,030	2,440,152	20,774,766
Cost of shares redeemed	(3,915,676)	(6,915,711)	(9,301,146)	(30,089,605)
Increase (Decrease) in net assets resulting from share transactions	(3,915,676)	(5,719,681)	(6,860,994)	(9,314,839)
Total increase (decrease) in net assets	(7,349,334)	9,381,817	(30,290,149)	25,586,546
Net Assets, beginning of period	75,677,878	66,296,061	108,484,246	82,897,700
Net Assets, end of period†	$68,328,544	$75,677,878	$78,194,097	$108,484,246
† Including undistributed (accumulated) net investment income (loss)	$450,485	$(737,020)	$1,608,286	$11,035

** Shares of Common Stock Issued (no par value)
Shares sold	—	50,000	100,000	900,000
Shares redeemed	(150,000)	(300,000)	(400,000)	(1,400,000)
Net increase (decrease)	(150,000)	(250,000)	(300,000)	(500,000)

See Notes to Financial Statements

46

ChinaAMC CSI 300 ETF		ChinaAMC SME-ChiNext ETF		Egypt Index ETF
For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
(unaudited)		(unaudited)		(unaudited)

$254,610	$933,299	$40,966	$(8,663)	$929,873	$1,614,778
8,004,437	501,852	(655,458)	(116,108)	6,024,582	(2,522,734)
(19,097,337)	25,186,415	(3,829,416)	4,174,049	(836,265)	15,141,019
(10,838,290)	26,621,566	(4,443,908)	4,049,278	6,118,190	14,233,063

—	(1,021,800)	—	(42,250)	—	(575,568)

—	24,077,249	5,237,649	6,344,435	15,041,824	25,969,597
(27,983,915)	(40,646,130)	—	(11,095,431)	(42,390,668)	(4,152,935)

(27,983,915)	(16,568,881)	5,237,649	(4,750,996)	(27,348,844)	21,816,662
(38,822,205)	9,030,885	793,741	(743,968)	(21,230,654)	35,474,157
94,320,963	85,290,078	22,613,067	23,357,035	76,459,428	40,985,271
$55,498,758	$94,320,963	$23,406,808	$22,613,067	$55,228,774	$76,459,428
$201,508	$(53,102)	$(4,194)	$(45,160)	$(567,720)	$(1,497,593)

—	550,000	150,000	100,000	400,000	900,000
(600,000)	(900,000)	—	(250,000)	(1,200,000)	(150,000)
(600,000)	(350,000)	150,000	(150,000)	(800,000)	750,000

See Notes to Financial Statements

47

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	India Small-Cap Index ETF (a)		Indonesia Index ETF
	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$(855,529)	$113,742	$783,874	$1,172,187
Net realized gain (loss)	13,052,237	23,119,902	(1,182,106)	(2,136,309)
Net change in unrealized appreciation (depreciation)	(113,934,771)	112,044,856	(9,350,110)	14,380,985
Net increase (decrease) in net assets resulting from operations	(101,738,063)	135,278,500	(9,748,342)	13,416,863

Dividends to shareholders:
Dividends from net investment income	—	(414,748)	—	(1,150,000)

Share transactions:**
Proceeds from sale of shares	—	123,305,942	7,535,740	—
Cost of shares redeemed	(96,327,641)	(36,550,840)	(9,705,246)	(35,643,355)
Increase (Decrease) in net assets resulting from share transactions	(96,327,641)	86,755,102	(2,169,506)	(35,643,355)
Total increase (decrease) in net assets	(198,065,704)	221,618,854	(11,917,848)	(23,376,492)
Net Assets, beginning of period	405,245,892	183,627,038	61,863,901	85,240,393
Net Assets, end of period†	$207,180,188	$405,245,892	$49,946,053	$61,863,901
† Including undistributed (accumulated) net investment income (loss)	$(2,371,257)	$(1,515,728)	$949,393	$165,519

** Shares of Common Stock Issued (no par value)
Shares sold	—	2,100,000	300,000	—
Shares redeemed	(1,650,000)	(650,000)	(400,000)	(1,500,000)
Net increase (decrease)	(1,650,000)	1,450,000	(100,000)	(1,500,000)

(a)	Represents consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements

48

Israel ETF		Poland ETF		Russia ETF
For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
(unaudited)		(unaudited)		(unaudited)

$263,730	$424,913	$35,491	$296,272	$17,832,934	$75,283,178
(979,650)	(476,866)	(593,082)	1,188,188	83,657,373	78,237,276
2,107,038	5,514,296	(2,964,872)	5,627,577	(97,994,953)	(134,034,079)
1,391,118	5,462,343	(3,522,463)	7,112,037	3,495,354	19,486,375

—	(670,600)	—	(874,800)	—	(77,787,600)

4,484,506	2,926,885	—	5,956,748	608,867,306	540,313,797
(1,529,591)	(1,434,123)	—	(7,862,936)	(823,477,802)	(1,280,469,661)

2,954,915	1,492,762	—	(1,906,188)	(214,610,496)	(740,155,864)
4,346,033	6,284,505	(3,522,463)	4,331,049	(211,115,142)	(798,457,089)
42,520,560	36,236,055	17,824,359	13,493,310	1,806,707,713	2,605,164,802
$46,866,593	$42,520,560	$14,301,896	$17,824,359	$1,595,592,571	$1,806,707,713
$91,792	$(171,938)	$(304,636)	$(340,127)	$17,859,737	$26,803

150,000	100,000	—	300,000	28,700,000	25,150,000
(50,000)	(50,000)	—	(400,000)	(37,950,000)	(63,200,000)
100,000	50,000	—	(100,000)	(9,250,000)	(38,050,000)

See Notes to Financial Statements

49

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Russia Small-Cap ETF		Vietnam ETF
	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(unaudited)		(unaudited)
Operations:
Net investment income	$402,417	$1,916,897	$905,541	$4,083,851
Net realized gain (loss)	1,482,139	14,201,154	(1,871,418)	(3,987,649)
Net change in unrealized appreciation (depreciation)	(6,883,503)	(9,897,882)	(39,674,736)	92,437,526
Net increase (decrease) in net assets resulting from operations	(4,998,947)	6,220,169	(40,640,613)	92,533,728

Dividends and Distributions to shareholders:
Dividends from net investment income	—	(2,099,811)	—	(3,499,225)
Return of capital	—	—	—	(33,175)
Total Dividends and Distributions	—	(2,099,811)	—	(3,532,400)

Share transactions:**
Proceeds from sale of shares	3,757,271	16,509,389	84,849,917	34,995,235
Cost of shares redeemed	(10,748,115)	(51,072,615)	(38,870,019)	(32,516,406)
Increase (Decrease) in net assets resulting from share transactions	(6,990,844)	(34,563,226)	45,979,898	2,478,829
Total increase (decrease) in net assets	(11,989,791)	(30,442,868)	5,339,285	91,480,157
Net Assets, beginning of period	58,312,368	88,755,236	349,029,012	257,548,855
Net Assets, end of period†	$46,322,577	$58,312,368	$354,368,297	$349,029,012
† Including undistributed (accumulated) net investment income (loss)	$337,587	$(64,830)	$750,603	$(154,938)

** Shares of Common Stock Issued (no par value)
Shares sold	100,000	400,000	4,500,000	2,400,000
Shares redeemed	(250,000)	(1,300,000)	(2,200,000)	(2,250,000)
Net increase (decrease)	(150,000)	(900,000)	2,300,000	150,000

See Notes to Financial Statements

50

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Africa Index ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017	2016		2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$24.81		$20.09	$18.11		$26.20	$30.93	$30.77
Income from investment operations:
Net investment income	0.40	(a)	0.39 (a)	0.58		0.50	0.64	0.67
Net realized and unrealized gain (loss) on investments	(1.65)		4.82	1.93		(8.20)	(4.61)	0.32
Total from investment operations	(1.25)		5.21	2.51		(7.70)	(3.97)	0.99
Less:
Dividends from net investment income	—		(0.49)	(0.53)		(0.39)	(0.76)	(0.83)
Net asset value, end of period	$23.56		$24.81	$20.09		$18.11	$26.20	$30.93
Total return (b)	(5.04	)%(c)	26.02%	13.94%		(29.41)%	(12.86)%	3.24%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$68,329		$75,678	$66,296		$59,766	$95,645	$108,245
Ratio of gross expenses to average net assets	0.83	%(d)	0.87%	0.83%		0.82%	0.80%	0.93%
Ratio of net expenses to average net assets	0.78	%(d)	0.84%	0.79%		0.79%	0.80%	0.81%
Ratio of net expenses to average net assets excluding interest expense	0.78	%(d)	0.78%	0.78	%(f)	0.78%	0.78%	0.78%
Ratio of net investment income to average net assets	3.21	%(d)	1.73%	2.85%		2.05%	2.00%	2.35%
Portfolio turnover rate (e)	10	%(c)	38%	45%		33%	30%	86%
	Brazil Small-Cap ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017	2016		2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$23.33		$16.10	$10.44		$21.23	$29.61	$42.20
Income from investment operations:
Net investment income	0.35	(a)	0.48 (a)	0.51		0.44	0.88	0.54
Net realized and unrealized gain (loss) on investments	(5.70)		7.81	5.83		(10.83)	(8.37)	(12.58)
Total from investment operations	(5.35)		8.29	6.34		(10.39)	(7.49)	(12.04)
Less:
Dividends from net investment income	—		(1.06)	(0.68)		(0.40)	(0.89)	(0.55)
Net asset value, end of period	$17.98		$23.33	$16.10		$10.44	$21.23	$29.61
Total return (b)	(22.93	)%(c)	51.71%	60.92%		(48.97)%	(25.19)%	(28.58)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$78,194		$108,484	$82,898		$65,264	$104,011	$196,891
Ratio of gross expenses to average net assets	0.69	%(d)	0.68%	0.69%		0.72%	0.66%	0.64%
Ratio of net expenses to average net assets	0.61	%(d)	0.60%	0.60%		0.60%	0.60%	0.60%
Ratio of net expenses to average net assets excluding interest expense	0.59	%(d)	0.59%	0.59%		0.59%	0.59%	0.59%
Ratio of net investment income to average net assets	3.11	%(d)	2.24%	3.14%		3.29%	2.99%	1.11%
Portfolio turnover rate (e)	26	%(c)	53%	44%		57%	64%	33%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Excludes reimbursement from prior year custodial charge of 0.01%.

See Notes to Financial Statements

51

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	ChinaAMC CSI 300 ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017		2016		2015	2014		2013
	(unaudited)
Net asset value, beginning of period	$48.37		$37.08		$44.76		$46.06	$30.89		$33.17
Income from investment operations:
Net investment income (loss)	0.17	(a)	0.41	(a)	0.41		0.45	0.32	(a)	(0.40)
Net realized and unrealized gain (loss) on investments	(7.43)		11.40		(7.64)		(0.34)	14.85		(1.18)
Total from investment operations	(7.26)		11.81		(7.23)		0.11	15.17		(1.58)
Less:
Dividends from net investment income	—		(0.52)		(0.15)		(0.52)	—		(0.70)
Distributions from net realized capital gains	—		—		(0.28)		(0.89)	—		—
Return of capital	—		—		(0.02)		—	—		—
Total dividends and distributions	—		(0.52)		(0.45)		(1.41)	—		(0.70)
Net asset value, end of period	$41.11		$48.37		$37.08		$44.76	$46.06		$30.89
Total return (b)	(15.01	)%(c)	31.86%		(16.16)%		0.22%	49.11%		(4.74)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$55,499		$94,321		$85,290		$105,193	$94,414		$29,344
Ratio of gross expenses to average net assets	1.02	%(d)	0.82%		1.06%		1.20%	1.69%		1.14%
Ratio of net expenses to average net assets	0.84	%(d)	0.78%		0.71%		0.75%	0.72%		0.72%
Ratio of net expenses to average net assets excluding interest expense	0.72	%(d)	0.72%		0.72	%(h)	0.72%	0.72%		0.72%
Ratio of net investment income (loss) to average net assets	0.71	%(d)	0.96%		1.26%		0.91%	1.00%		(0.70)%
Portfolio turnover rate (e)	5	%(c)	37%		50%		70%	59%		0%
	ChinaAMC SME-ChiNext ETF
	For the							For the Period
	Six Months							July 23,
	Ended							2014(f) through
	June 30,		For the Year Ended December 31,					December 31,
	2018		2017		2016		2015	2014
	(unaudited)
Net asset value, beginning of period	$34.79		$29.20		$41.74		$28.60	$24.68
Income from investment operations:
Net investment income (loss)	0.06	(a)	(0.01	)(a)	(0.06)		(0.10)	(0.05)
Net realized and unrealized gain (loss) on investments	(5.59)		5.67		(12.48)		13.24	3.97
Total from investment operations	(5.53)		5.66		(12.54)		13.14	3.92
Less:
Dividends from net investment income	—		(0.07)		—		—	—
Net asset value, end of period	$29.26		$34.79		$29.20		$41.74	$28.60
Total return (b)	(15.90	)%(c)	19.37%		(30.04)%		45.94%	15.88	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$23,407		$22,613		$23,357		$56,343	$21,451
Ratio of gross expenses to average net assets	1.18	%(d)	1.38%		1.16%		1.11%	1.48	%(d)
Ratio of net expenses to average net assets	0.83	%(d)	0.82%		0.81%		0.79%	0.78	%(d)
Ratio of net expenses to average net assets excluding interest expense	0.78	%(d)	0.78%		0.78%		0.78%	0.78	%(d)
Ratio of net investment income (loss) to average net assets	0.34	%(d)	(0.04)%		(0.07)%		(0.29)%	(0.73	)%(d)
Portfolio turnover rate (e)	9	%(c)	34%		39%		160%	7	%(c)

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Commencement of operations
(h)	Excludes reimbursement from prior year custodial charge of 0.02%.

See Notes to Financial Statements

52

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Egypt Index ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017	2016		2015	2014	2013(#)
	(unaudited)
Net asset value, beginning of period	$32.89		$26.02	$39.01		$59.95	$55.51	$51.00
Income from investment operations:
Net investment income	0.45	(a)	0.81 (a)	1.17		0.04	0.53	1.13
Net realized and unrealized gain (loss) on investments	2.88		6.31	(14.16)		(20.37)	6.67	4.42
Total from investment operations	3.33		7.12	(12.99)		(20.33)	7.20	5.55
Less:
Dividends from net investment income	—		(0.25)	—		(0.61)	(2.76)	(1.04)
Net asset value, end of period	$36.22		$32.89	$26.02		$39.01	$59.95	$55.51
Total return (b)	10.12	%(c)	27.39%	(33.30)%		(33.89)%	12.92%	10.90%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$55,229		$76,459	$40,985		$26,329	$49,461	$48,571
Ratio of gross expenses to average net assets	0.85	%(d)	1.09%	1.14%		1.07%	0.97%	1.18%
Ratio of net expenses to average net assets	0.85	%(d)	0.94%	1.01%		0.98%	0.97%	0.98%
Ratio of net expenses to average net assets excluding interest expense	0.82	%(d)	0.94%	0.94%		0.94%	0.92%	0.94%
Ratio of net investment income to average net assets	2.48	%(d)	2.82%	1.17%		0.60%	0.63%	2.31%
Portfolio turnover rate (e)	28	%(c)	41%	56%		57%	69%	78%
	India Small-Cap Index ETF (g)
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017	2016		2015	2014	2013(#)
	(unaudited)
Net asset value, beginning of period	$68.40		$41.03	$43.66		$44.53	$31.31	$44.24
Income from investment operations:
Net investment income (loss)	(0.16	)(a)	0.02 (a)	0.39		0.06 (a)	0.37	0.25
Net realized and unrealized gain (loss) on investments	(19.78)		27.42	(2.45)		0.42	13.29	(13.04)
Total from investment operations	(19.94)		27.44	(2.06)		0.48	13.66	(12.79)
Less:
Dividends from net investment income	—		(0.07)	(0.57)		(1.35)	(0.44)	(0.14)
Net asset value, end of period	$48.46		$68.40	$41.03		$43.66	$44.53	$31.31
Total return (b)	(29.15	)%(c)	66.88%	(4.70)%		1.07%	43.65%	(28.91)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$207,180		$405,246	$183,627		$171,370	$272,745	$110,352
Ratio of gross expenses to average net assets	0.71	%(d)	0.72%	0.78%		0.78%	0.92%	1.39%
Ratio of net expenses to average net assets	0.71	%(d)	0.72%	0.78	%(f)	0.78%	0.89%	0.93%
Ratio of net expenses to average net assets excluding interest expense	0.69	%(d)	0.70%	0.78%		0.75%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.55	)%(d)	0.04%	0.96%		0.13%	0.82%	0.73%
Portfolio turnover rate (e)	16	%(c)	42%	29%		40%	120%	77%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Excludes reimbursement from prior year custodial charge of 0.01%.
(g)	Represents consolidated Financial Highlights.
(#)	On July 1, 2013, the Fund effected a 1 for 4 reverse share split as described in the Notes to Financial Statements (See Note 10). Per share data has been adjusted to give effect to the share split.

See Notes to Financial Statements

53

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Indonesia Index ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$24.75		$21.31	$18.36	$24.32	$20.98	$28.63
Income from investment operations:
Net investment income	0.31	(a)	0.35 (a)	0.28	0.47	0.53	0.75
Net realized and unrealized gain (loss) on investments	(4.25)		3.55	2.92	(5.98)	3.31		(7.68)
Total from investment operations	(3.94)		3.90	3.20	(5.51)	3.84		(6.93)
Less:
Dividends from net investment income	—		(0.46)	(0.25)	(0.45)	(0.50)		(0.72)
Net asset value, end of period	$20.81		$24.75	$21.31	$18.36	$24.32	$20.98
Total return (b)	(15.92	)%(c)	18.35%	17.49%	(22.69)%	18.34%		(24.20)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$49,946		$61,864	$85,240	$86,293	$184,831	$183,618
Ratio of gross expenses to average net assets	0.83	%(d)	0.73%	0.68%	0.72%	0.66%		0.67%
Ratio of net expenses to average net assets	0.57	%(d)	0.57%	0.58%	0.58%	0.58%		0.57%
Ratio of net expenses to average net assets excluding interest expense	0.57	%(d)	0.57%	0.57%	0.57%	0.57%		0.57%
Ratio of net investment income to average net assets	2.58	%(d)	1.53%	1.05%	1.65%	1.80%		1.95%
Portfolio turnover rate (e)	7	%(c)	14%	12%	11%	12%		20%
	Israel ETF
	For the						For the Period
	Six Months						June 25,
	Ended						2013(f) through
	June 30,		For the Year Ended December 31,				December 31,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$30.37		$26.84	$28.81	$29.56	$30.04	$25.30
Income from investment operations:
Net investment income	0.18	(a)	0.30 (a)	0.27	0.32	0.31	0.10
Net realized and unrealized gain (loss) on investments	0.69		3.71	(1.80)	(0.69)	(0.05)	4.80
Total from investment operations	0.87		4.01	(1.53)	(0.37)	0.26	4.90
Less:
Dividends from net investment income	—		(0.48)	(0.26)	(0.38)	(0.28)		(0.16)
Distributions from net realized capital gains	—		—	—	—	(0.46)	—
Return of capital	—		—	(0.18)	—	—	—
Total dividends and distributions	—		(0.48)	(0.44)	(0.38)	(0.74)		(0.16)
Net asset value, end of period	$31.24		$30.37	$26.84	$28.81	$29.56	$30.04
Total return (b)	2.86	%(c)	14.96%	(5.34)%	(1.27)%	0.88%	19.39	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$46,867		$42,521	$36,236	$46,091	$44,335	$30,036
Ratio of gross expenses to average net assets	0.89	%(d)	0.92%	0.92%	0.85%	0.76%	0.94	%(d)
Ratio of net expenses to average net assets	0.59	%(d)	0.59%	0.60%	0.59%	0.60%	0.59	%(d)
Ratio of net expenses to average net assets excluding interest expense	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59	%(d)
Ratio of net investment income to average net assets	1.16	%(d)	1.04%	0.94%	1.04%	1.03%	0.83	%(d)
Portfolio turnover rate (e)	4	%(c)	21%	19%	18%	17%	24	%(c)

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Commencement of operations

See Notes to Financial Statements

54

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Poland ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017		2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$19.80		$13.49		$13.28	$17.99	$22.60	$22.25
Income from investment operations:
Net investment income	0.04	(a)	0.30	(a)(f)	0.42	0.45	0.80	0.74
Net realized and unrealized gain (loss) on investments	(3.95)		6.98		0.08	(4.72)	(4.61)	0.36
Total from investment operations	(3.91)		7.28		0.50	(4.27)	(3.81)	1.10
Less:
Dividends from net investment income	—		(0.97)		(0.29)	(0.44)	(0.80)	(0.75)
Net asset value, end of period	$15.89		$19.80		$13.49	$13.28	$17.99	$22.60
Total return (b)	(19.75	)%(c)	54.44	%(f)	3.60%	(23.85)%	(16.90)%	4.92%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$14,302		$17,824		$13,493	$15,269	$18,886	$30,514
Ratio of gross expenses to average net assets	1.20	%(d)	1.31%		1.30%	1.11%	0.99%	1.07%
Ratio of net expenses to average net assets	0.60	%(d)	0.66%		0.60%	0.60%	0.60%	0.61%
Ratio of net expenses to average net assets excluding interest expense	0.60	%(d)	0.60%		0.60%	0.60%	0.60%	0.61%
Ratio of net investment income to average net assets	0.43	%(d)	1.64%		2.98%	2.69%	2.91%	3.31%
Portfolio turnover rate (e)	10	%(c)	28%		18%	30%	19%	21%
	Russia ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017		2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$21.14		$21.09		$14.69	$15.17	$28.69	$29.63
Income from investment operations:
Net investment income	0.21	(a)	0.71	(a)	0.38	0.50	0.59	0.80
Net realized and unrealized gain (loss) on investments	(0.41)		0.25		6.36	(0.46)	(13.45)	(1.00)
Total from investment operations	(0.20)		0.96		6.74	0.04	(12.86)	(0.20)
Less:
Dividends from net investment income	—		(0.91)		(0.34)	(0.52)	(0.66)	(0.74)
Net asset value, end of period	$20.94		$21.14		$21.09	$14.69	$15.17	$28.69
Total return (b)	(0.95	)%(c)	4.62%		45.91%	0.39%	(44.95)%	(0.65)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,595,593		$1,806,708		$2,605,165	$1,735,849	$1,541,945	$1,187,720
Ratio of gross expenses to average net assets	0.72	%(d)	0.72%		0.79%	0.72%	0.61%	0.71%
Ratio of net expenses to average net assets	0.67	%(d)	0.67%		0.65%	0.63%	0.61%	0.63%
Ratio of net expenses to average net assets excluding interest expense and a portion of depositary receipt fees (g)	0.67	%(d)	0.66%		0.65%	0.62%	0.61%	0.62%
Ratio of net investment income to average net assets	1.92	%(d)	3.40%		2.48%	2.98%	3.92%	2.52%
Portfolio turnover rate (e)	9	%(c)	15%		22%	33%	23%	27%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	For the year ended December 31, 2017, 0.52% of total return, representing $0.10 net investment income per share, consisted of a one-time, positive effect of foreign withholding tax claims, net of the associated IRS compliance fee (See Note 13).
(g)	Effective May 1, 2016, the Fund excludes depositary receipt fees in excess of 0.10% of average daily net assets (See Note 3).

See Notes to Financial Statements

55

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Russia Small-Cap ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017	2016	2015	2014	2013(#)
	(unaudited)
Net asset value, beginning of period	$40.68		$38.04	$19.31	$19.60	$42.24	$45.15
Income from investment operations:
Net investment income	0.31	(a)	1.17 (a)	0.77	0.38	0.91	0.30
Net realized and unrealized gain (loss) on investments	(4.89)		2.94	18.77	(0.29)	(23.14)	(2.01)
Total from investment operations	(4.58)		4.11	19.54	0.09	(22.23)	(1.71)
Less:
Dividends from net investment income	—		(1.47)	(0.81)	(0.38)	(0.41)	(1.20)
Net asset value, end of period	$36.10		$40.68	$38.04	$19.31	$19.60	$42.24
Total return (b)	(11.26	)%(c)	11.01%	101.07%	0.48%	(52.67)%	(3.77)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$46,323		$58,312	$88,755	$35,392	$53,573	$16,191
Ratio of gross expenses to average net assets	0.83	%(d)	0.82%	0.86%	1.19%	0.95%	1.87%
Ratio of net expenses to average net assets	0.76	%(d)	0.76%	0.75%	0.69%	0.68%	0.67%
Ratio of net expenses to average net assets excluding interest expense and a portion of depositary receipt fees (f)	0.75	%(d)	0.75%	0.73%	0.67%	0.67%	0.67%
Ratio of net investment income to average net assets	1.53	%(d)	2.87%	3.28%	1.58%	2.42%	0.59%
Portfolio turnover rate (e)	29	%(c)	39%	72%	30%	32%	74%
	Vietnam ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$17.45		$12.97	$14.78	$18.84	$18.63	$17.06
Income from investment operations:
Net investment income	0.04	(a)	0.20 (a)	0.39	0.55	0.51	0.59
Net realized and unrealized gain (loss) on investments	(1.57)		4.46	(1.83)	(4.11)	0.21	1.58
Total from investment operations	(1.53)		4.66	(1.44)	(3.56)	0.72	2.17
Less:
Dividends from net investment income	—		(0.18)	(0.37)	(0.50)	(0.49)	(0.60)
Return of capital	—		— (g)	—	—	(0.02)	—
Total dividends	—		(0.18)	(0.37)	(0.50)	(0.51)	(0.60)
Net asset value, end of period	$15.89		$17.45	$12.97	$14.78	$18.84	$18.63
Total return (b)	(8.81	)%(c)	35.76%	(9.78)%	(18.87)%	3.95%	12.75%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$354,368		$349,029	$257,549	$379,231	$468,233	$372,634
Ratio of gross expenses to average net assets	0.63	%(d)	0.66%	0.66%	0.67%	0.66%	0.72%
Ratio of net expenses to average net assets	0.63	%(d)	0.66%	0.66%	0.67%	0.66%	0.72%
Ratio of net expenses to average net assets excluding interest expense	0.60	%(d)	0.63%	0.63%	0.65%	0.65%	0.70%
Ratio of net investment income to average net assets	0.44	%(d)	1.37%	2.14%	3.29%	2.32%	2.98%
Portfolio turnover rate (e)	25	%(c)	50%	47%	67%	67%	48%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Effective May 1, 2016, the Fund excludes depositary receipt fees in excess of 0.08% of average daily net assets (See Note 3).
(g)	Amount represents less than $0.005 per share.
(#)	On July 1, 2013, the Fund effected a 1 for 3 reverse share split as described in the Notes to Financial Statements (See Note 10). Per share data has been adjusted to give effect to the share split.

See Notes to Financial Statements

56

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of June 30, 2018, offers fifty-seven investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Africa Index ETF, Brazil Small-Cap ETF, ChinaAMC CSI 300 ETF, ChinaAMC SME-ChiNext ETF, Egypt Index ETF, India Small-Cap Index ETF, Indonesia Index ETF, Israel ETF, Poland ETF, Russia ETF, Russia Small-Cap ETF and Vietnam ETF (each a “Fund” and, together, the “Funds”). China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to ChinaAMC CSI 300 ETF and ChinaAMC SME-ChiNext ETF. ChinaAMC CSI 300 ETF and ChinaAMC SME-ChiNext ETF seek to achieve their investment objectives by primarily investing directly in A-shares through the Hong Kong-Shanghai Stock Connect program and via the A-share quota granted to the Sub-Adviser. India Small-Cap Index ETF makes its investments through the India Small-Cap Mauritius Fund (the “Subsidiary”), a wholly owned subsidiary organized in the Republic of Mauritius. Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index published by the China Securities Index Co. Ltd., Shenzhen Securities Information Co., Ltd., BlueStar Global Investors LLC or MV Index Solutions GmbH, a wholly owned subsidiary of Van Eck Associates Corporation (the “Adviser”).

The Funds’ respective indices are presented below:

Fund	Index
Africa Index ETF	MVIS® GDP Africa Index*
Brazil Small-Cap ETF	MVIS® Brazil Small-Cap Index*
ChinaAMC CSI 300 ETF	CSI 300 Index
ChinaAMC SME-ChiNext ETF	SME-ChiNext 100 Index
Egypt Index ETF	MVIS® Egypt Index*
India Small-Cap Index ETF	MVIS® India Small-Cap Index*
Indonesia Index ETF	MVIS® Indonesia Index*
Israel ETF	BlueStar Israel Global Index®
Poland ETF	MVIS® Poland Index*
Russia ETF	MVIS® Russia Index*
Russia Small-Cap ETF	MVIS® Russia Small-Cap Index*
Vietnam ETF	MVIS® Vietnam Index*

*	Published by MV Index Solutions GmbH.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees,
57

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset is not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments where transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Subsidiary, an Indian exempted company, was incorporated on February 25, 2010 and acts as an investment vehicle for the India Small-Cap Index ETF (the “SCIF”) in order to effect certain investments on behalf of the SCIF. The SCIF is the sole shareholder of the Subsidiary, and it is intended that the SCIF will remain the sole shareholder and will continue to control the Subsidiary. The consolidated financial statements of the SCIF include the financial results of its wholly owned subsidiary. All material interfund account balances and transactions have been eliminated in consolidation.
58

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

D.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of June 30, 2018 are reflected in the Schedules of Investments.

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at June 30, 2018 is presented in the Schedules of Investments. Refer to related disclosures in Note 2G (Repurchase Agreements) and Note 9 (Securities Lending).

I.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.
59

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

At June 30, 2018, ChinaAMC SME-ChiNext included $7,375, in cash denominated in foreign currency, at value on the Statements of Assets and Liabilities, which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2019, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses; and for Russia ETF and Russia Small-Cap ETF, depositary receipt fees up to 0.10% and 0.08% of average daily net assets, respectively) from exceeding the expense limitations as listed in the table below. Refer to the Statements of Operations for the amounts waived/assumed by the Advisor for the period ended June 30, 2018.

Expense
Fund	Limitation
Africa Index ETF	0.78%
Brazil Small-Cap ETF	0.59
ChinaAMC CSI 300 ETF*	0.72
ChinaAMC SME-ChiNext ETF*	0.78
Egypt Index ETF	0.94
India Small-Cap Index ETF	0.85
Indonesia Index ETF	0.57
Israel ETF	0.59
Poland ETF	0.60
Russia ETF	0.62
Russia Small-Cap ETF	0.67
Vietnam ETF	0.76

*	The Adviser paid sub-advisory fees directly to the Sub-Adviser.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended June 30, 2018, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

	Cost of Investments	Proceeds from
Fund	Purchased	Investments Sold
Africa Index ETF	$7,708,591	$7,807,287
Brazil Small-Cap ETF	26,802,075	31,299,957
ChinaAMC CSI 300 ETF	3,907,695	32,027,585
ChinaAMC SME-ChiNext ETF	6,754,553	2,167,516
Egypt Index ETF	20,966,849	41,353,777
India Small-Cap Index ETF	48,965,134	142,456,187
Indonesia Index ETF	4,797,513	3,924,048
Israel ETF	2,174,010	1,964,400
Poland ETF	1,722,381	1,632,889
Russia ETF	175,488,555	157,689,848
Russia Small-Cap ETF	15,543,461	15,742,877
Vietnam ETF	143,112,194	101,202,809
60

Note 5—Income Taxes—As of June 30, 2018, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

				Net Unrealized
	Cost of	Gross Unrealized	Gross Unrealized	Appreciation
Fund	Investments	Appreciation	Depreciation	(Depreciation)
Africa Index ETF	$58,855,697	$15,275,236	$(4,436,307)	$10,838,929
Brazil Small-Cap ETF	87,993,926	13,571,270	(23,297,940)	(9,726,670)
ChinaAMC CSI 300 ETF	52,159,805	13,142,657	(9,484,449)	3,658,208
ChinaAMC SME-ChiNext ETF	22,003,503	5,066,862	(3,663,230)	1,403,632
Egypt Index ETF	49,534,181	13,307,439	(7,082,324)	6,225,115
India Small-Cap Index ETF	212,114,762	45,401,733	(50,172,646)	(4,770,913)
Indonesia Index ETF	65,914,282	3,764,696	(19,645,832)	(15,881,136)
Israel ETF	46,168,639	9,677,008	(8,203,143)	1,473,865
Poland ETF	17,630,520	1,258,712	(4,256,421)	(2,997,709)
Russia ETF	1,782,732,287	129,112,128	(318,237,096)	(189,124,968)
Russia Small-Cap ETF	53,854,037	2,722,403	(10,324,358)	(7,601,955)
Vietnam ETF	341,933,024	86,615,468	(73,776,138)	12,839,330

The tax character of dividends and distributions paid to shareholders during the year ended December 31, 2017 was as follows:

	Ordinary	Return
Fund	Income**	of Capital
Africa ETF	$1,580,800	$—
Brazil Small-Cap ETF	5,049,250	—
ChinaAMC CSI 300 ETF	1,021,800	—
ChinaAMC SME-ChiNext ETF	42,250	—
Egypt Index ETF	575,568	—
India Small-Cap Index ETF	414,748	—
Indonesia Index ETF	1,150,000	—
Israel ETF	670,600	—
Poland ETF	874,800	—
Russia ETF	77,787,600	—
Russia Small-Cap ETF	2,099,811	—
Vietnam ETF	3,499,225	33,175

**	Includes short-term capital gains (if any)

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2017, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

			Short-Term
	Short-Term	Long-Term	Capital Losses
	Capital Losses	Capital Losses	Expiring in the
	with No	with No	Year Ended
Fund	Expiration	Expiration	12/31/2018	Total
Africa Index ETF	$(8,134,343)	$(46,903,635)	$(1,095,985)	$(56,133,963)
Brazil Small-Cap ETF	(21,968,031)	(144,423,452)	—	(166,391,483)
ChinaAMC CSI 300 ETF	—	(1,450,887)	—	(1,450,887)
ChinaAMC SME-ChiNext ETF	(6,386,066)	(1,469,233)	—	(7,855,299)
Egypt Index ETF	(12,807,371)	(18,762,299)	(128,400)	(31,698,070)
India Small-Cap Index ETF	(10,982,970)	—	—	(10,982,970)
Indonesia Index ETF	(36,632,180)	(61,379,710)	(2,845,870)	(100,857,760)
Israel ETF	(772,785)	(3,071,515)	—	(3,844,300)
Poland ETF	(2,805,616)	(15,161,828)	(171,326)	(18,138,770)
Russia ETF	(227,728,835)	(1,054,443,816)	(121,306,708)	(1,403,479,359)
Russia Small-Cap ETF	(2,743,123)	—	—	(2,743,123)
Vietnam ETF	(61,056,184)	(181,194,606)	(1,860,199)	(244,110,989)
61

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2018, the Funds did not incur any interest or penalties.

Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the ChinaAMC CSI 300 ETF and ChinaAMC SME-ChiNext ETF. China generally imposes withholding income tax (“WHT”) at a rate of 10% on dividends and interest (excluding government bond interest) derived by non-PRC resident enterprises (including a Qualified Foreign Institutional Investor (“QFII”) and a Renminbi Qualified Foreign Institutional Investor (“RQFII”)) from issuers resident in China. China also imposes WHT at a rate of 10% on capital gains derived by non-PRC resident enterprises from the disposal in shares of PRC enterprises. Effective November 17, 2014, investments through the Hong Kong-Shanghai Stock Connect program, QFIIs and RQFIIs, which includes these Funds, are exempted temporarily from WHT with respect to gains derived from the trading of equity investments (including A-shares).

The Finance Act, 2012 introduced a general anti-avoidance rule (“GAAR”), which became effective from April 1, 2017. GAAR is applicable where the main purpose of an arrangement is tax avoidance and empowers Indian tax authorities to declare such an arrangement as an impermissible avoidance arrangement. Additionally, on May 10, 2016, the Governments of India and Mauritius signed the Protocol for amending the tax treaty between India and Mauritius. As per the Protocol, India commenced taxation on capital gains arising from disposition of shares acquired on or after April 1, 2017 in a company resident in India, with shares acquired on or before March 31, 2017 being grandfathered as exempt from capital gains taxation. The Protocol could reduce the return to the Fund on its investments made after April 1, 2017 and the return received by Fund shareholders.

Effective April 1, 2018, an amendment to the Indian Income Tax Act extended the scope of capital gain taxation to apply to gains on the transfer of long-term capital assets. As a result of this amendment, long-term capital gains exceeding INR 100,000 on the transfer of listed equity shares or units of an equity-oriented fund or business trust are taxable at a maximum marginal rate of 10.92%.

Note 6—Capital Share Transactions—As of June 30, 2018, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), consisting of 50,000 shares or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

62

For the period ended June 30, 2018, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
Africa Index ETF	$—	$2,517,549
Brazil Small-Cap ETF	220,983	963,522
Egypt Index ETF	2,979,101	8,388,645
India Small-Cap Index ETF	—	2,762,690
Indonesia Index ETF	7,526,151	9,698,660
Israel ETF	4,483,579	1,528,577
Russia ETF	608,432,507	823,276,872
Russia Small-Cap ETF	3,757,222	10,748,633
Vietnam ETF	4,955,726	10,272,395

The table represent the accumulation of each Fund’s daily net in-kind shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Funds’ index. Each of the Funds (except Africa Index ETF, Brazil Small-Cap ETF, ChinaAMC CSI 300 ETF, ChinaAMC SME-ChiNext ETF and India Small-Cap Index ETF) is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. In addition, for Africa Index ETF and Egypt Index ETF there may be limitations or delays in the convertibility or repatriation of certain African currencies, which would adversely affect the U.S. dollar value and/or liquidity of the Fund’s investments denominated in such African currencies, may impair the Fund’s ability to achieve its investment objective and/or may impede the Fund’s ability to satisfy redemption requests in timely manner.

As a result of certain events, the United States and the European Union (“EU”) have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

Should the Chinese government impose restrictions on the ability of ChinaAMC CSI 300 ETF and ChinaAMC SME-ChiNext ETF to repatriate funds associated with direct investment in A-Shares, the Funds may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended, and the Funds may therefore be subject to Fund-level U.S. federal taxes.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

63

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at June 30, 2018 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

The following table presents repurchase agreements held as collateral by type of security on loan as of June 30, 2018:

Gross Amount of Recognized
Liabilities for Securities
Loaned in the Statements
of Assets and Liabilities*
Fund	Equity Securities
Africa Index ETF	$1,348,812
Brazil Small-Cap ETF	162,749
Egypt Index ETF	24,033
Israel ETF	814,384
Vietnam ETF	255,375

*	Remaining contractual maturity of the agreements: overnight and continuous

Note 10—Share Split—On July 1, 2013, the Board of Trustees of the Trust approved a 1 for 3 reverse share split for Russia Small-Cap ETF, and 1 for 4 reverse share splits for Egypt Index ETF and India Small-Cap Index ETF. Fund shares began trading on the split adjusted NAV on July 1, 2013. The Financial Highlights prior to July 1, 2013 for the Funds have been adjusted to reflect these reverse share splits.

64

Note 11—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the year ended June 30, 2018, the following Funds borrowed under this Facility:

				Outstanding Loan
	Days	Average Daily	Average	Balance as of
Fund	Outstanding	Loan Balance	Interest Rate	June 30, 2018
Africa Index ETF	52	$347,641	3.07%	$50,806
Brazil Small-Cap ETF	180	564,224	2.99	487,094
ChinaAMC SME-ChiNext ETF	166	416,997	2.98	138,721
Egypt Index ETF	72	1,890,542	3.04	3,689,041
India Small-Cap Index ETF	53	4,208,762	2.94	7,792,670
Indonesia Index ETF	40	309,157	3.10	—
Israel ETF	69	133,431	3.11	—
Russia ETF	64	4,428,382	3.04	9,675,105
Russia Small-Cap ETF	95	337,251	3.08	—
Vietnam ETF	139	5,163,330	3.00	3,556,262

Note 12—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended June 30, 2018, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statements of Operations.

Note 13—Foreign Withholding Tax Claims—In 2015, the VanEck Vectors Poland ETF (the “Fund”) filed claims to recover taxes withheld by Poland on dividend income received during calendar years 2010 through 2014 on the basis that Poland had violated certain provisions in the Treaty on the Functioning of the European Union. In October 2016 through June 2017, the Fund received favorable rulings from various local Polish tax offices. The Fund later received cash refunds of $153,952 and $413,347 during calendar years 2016 and 2017 and recorded them as an offset to foreign withholding tax expense. The Fund continues to accrue Polish foreign withholding taxes due to the need to file further claims in order to potentially recover any additional amounts. Professional fees associated with the filing of claims in Poland that resulted in the recovery of these taxes were approved by the Board as appropriate expenses of the Fund.

For calendar years 2010 through 2014, the Fund elected to pass through the Polish withholding taxes as foreign tax credits to its shareholders. The Fund’s shareholders benefitted from the tax savings generated from foreign tax credits claimed on their tax returns in prior years. Accordingly, the Fund is obligated to return a portion of the Polish refund received to the Internal Revenue Service (“IRS”) to compensate for prior years’ U.S. income tax liabilities attributable to the foreign taxes refunded. The IRS has stated that they are willing to enter into closing agreements with funds in order to satisfy these obligations. A closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by the Fund’s shareholders on their tax returns in prior years. The Fund has accrued a liability of $320,945 for the estimated IRS compliance fee, which is recorded in the Statement of Operations as “IRS compliance fee for foreign withholding tax claims”. The actual IRS compliance fee may differ from the estimate and that difference may be material.

Note 14—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

65

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2018 (unaudited)

At a meeting held on June 22, 2018 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Vectors Africa Index ETF, Agribusiness ETF, Agriculture Producers ETF, Brazil Small-Cap ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China Utilities ETF, ChinaAMC All China Consumer ETF, ChinaAMC CSI 300 ETF, ChinaAMC Environmental Protection ETF, ChinaAMC Private-Owned Enterprises ETF, ChinaAMC MSCI All China ETF, ChinaAMC MSCI All China Small Cap ETF, ChinaAMC SME-ChiNext ETF, Coal ETF, Egypt Index ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, GDP Weighted Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Germany Mid-Cap ETF, Global Alternative Energy ETF, Global Frontier Index ETF, Gold Miners ETF, Hard Assets Producers Extra Liquid ETF, India Small-Cap Index ETF, Indonesia Index ETF, Internet ETF, Israel ETF, Junior Gold Miners ETF, Kuwait Index ETF, Metals ETF, MLP ETF, Mongolia ETF, Natural Resources ETF, Ned Davis Long/Flat International Equity ETF, Ned Davis Long/Flat US Small Cap Equity ETF, Nigeria ETF, Nigeria-Focused West Africa ETF, Oil Refiners ETF, Oil Services ETF, Poland ETF, Rare Earth/Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, Saudi Arabia ETF, Saudi Arabia Small-Cap ETF, Software ETF, Steel ETF, Telecom ETF, Unconventional Oil & Gas ETF, Uranium+Nuclear Energy ETF and Vietnam ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to each of VanEck Vectors ChinaAMC CSI 300 ETF and ChinaAMC SME-ChiNext ETF (the “China Funds”). The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on June 6, 2018. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Funds) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses (for those Funds which had begun operations) of the Funds and the Funds’ peer funds (other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund except for the VanEck Vectors ChinaAMC CSI 300 ETF seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the June 6, 2018 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Funds), including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and the Sub-Adviser (with respect to the China Funds) provide under, the Agreements, including the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding

66

agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Funds and the Sub-Adviser’s experience with respect to Renminbi Qualified Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co. Ltd., one of China’s largest asset management companies measured by fund assets under management.

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Funds) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each of the Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”), the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Operating Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Operating Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub-Adviser (with respect to the China Funds) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Funds) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Operating Funds’ expenses and performance to that of other ETFs. The Trustees noted that the information provided showed that each Operating Fund had management fees (after the effect of any applicable fee waiver) below the average and/or median of its respective peer group of funds, except for each of VanEck Vectors Agribusiness ETF, Coal ETF, Egypt Index ETF, Global Alternative Energy ETF, Rare Earth/Strategic Metals ETF and Vietnam ETF, which had management fees (after the effect of any applicable fee waiver) greater than the average and the median, of its peer group of funds. The Trustees also noted that the information provided showed that each Operating Fund had a total expense ratio (after the effect of any applicable expense limitation) below or equal to the average and/or median of its respective peer group of funds, except for each of VanEck Vectors Africa Index ETF, ChinaAMC CSI 300 ETF, ChinaAMC SME-ChiNext ETF, Egypt Index ETF, Global Alternative Energy ETF, Israel ETF, Rare Earth/Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF and Unconventional Oil & Gas ETF, which had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and median of its peer group of funds. With respect to these Operating Funds, the Trustees reviewed the amount by which these Operating Funds’ management fees and/or total expense ratios (after the effect of any applicable expense limitation) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Operating Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Operating Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Operating Funds effectively incorporate the benefits of economies of scale. The Trustees noted that the Adviser has capped expenses on each Operating Fund since its inception. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Operating Fund and the sub-advisory fee rates for the China Funds are reasonable and appropriate in relation to the current asset size of each Operating Fund and the other factors discussed above and that the advisory fee rate for each Operating Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that

67

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2018 (unaudited) (continued)

were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds. The Trustees also considered information from the Sub-Adviser informing them that the Sub-Adviser did not earn any profits from managing the China Funds.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability to the Adviser of VanEck Vectors Agriculture Producers ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China Utilities ETF, ChinaAMC All China Consumer ETF, ChinaAMC Environmental Protection ETF, ChinaAMC Private-Owned Enterprises ETF, ChinaAMC MSCI All China ETF, ChinaAMC MSCI All China Small Cap ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, GDP Weighted Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Germany Mid-Cap ETF, Global Frontier Index ETF, Hard Assets Producers Extra Liquid ETF, Internet ETF, Kuwait Index ETF, Metals ETF, MLP ETF, Mongolia ETF, Ned Davis Long/Flat International Equity ETF, Ned Davis Long/Flat US Small Cap Equity ETF, Nigeria ETF, Nigeria-Focused West Africa ETF, Saudi Arabia ETF, Saudi Arabia Small-Cap ETF, Software ETF and Telecom ETF because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, each of these Funds although they concluded that the nature, quality and extent of the services to be provided by the Adviser (and the Sub-Adviser, with respect to those Funds in respect of which the Sub-Adviser had been retained) were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their June 6, 2018 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Agreement is in the best interest of each Fund and such Fund’s shareholders.

68

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	INTLSAR

SEMI-ANNUAL REPORT June 30, 2018 (unaudited)

VANECK VECTORS®

Agribusiness ETF	MOO®
Coal ETF	KOL®
Global Alternative Energy ETF	GEX®
Gold Miners ETF	GDX®
Junior Gold Miners ETF	GDXJ®
Natural Resources ETF	HAP®
Oil Refiners ETF	CRAK®
Oil Services ETF	OIH®
Rare Earth/Strategic Metals ETF	REMX®
Steel ETF	SLX®
Unconventional Oil & Gas ETF	FRAK®
Uranium+Nuclear Energy ETF	NLR®

800.826.2333	vaneck.com

The information contained in this shareholder letter represents the opinion of the investment adviser and may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of June 30, 2018.

VANECK VECTORS ETFs

June 30, 2018 (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report, which affords us the opportunity to provide a review of the economic backdrop for the first half of the year. But first, in light of the many developments that occurred across global markets during the first half of 2018, we want to reemphasize VanEck’s corporate mission and its implications to you as our valued shareholders.

As you may know, VanEck has a history of looking beyond the financial markets to identify historical, political, and/or technological trends that are likely to create or impact investment opportunities. We were one of the first U.S. asset managers to offer investors access to international markets, which set the tone for our drive to identify promising asset classes and trends. In this respect, our unconventional (at the time) efforts to introduce investors to gold investing in 1968, emerging markets (including China) in 1993, and ETFs in 2006, are now considered mainstream, permanently shaping the investment management industry as we now know it.

Today, we offer both active and passive strategies with compelling exposures supported by well-designed investment processes. Our firm’s capabilities range from strategies designed to strengthen core investment allocations to more specialized exposures that enhance portfolio diversification and reduce volatility.

Putting clients’ interests first in all market environments is at the heart of the firm’s mission and has been since our founding in 1955. We will, as always, continue to seek out and evaluate the most attractive opportunities for you as shareholders.

As we wrote in our Market Insights research, which can be found at www.vaneck.com/blogs/market-insights, we began 2018 by noting that global growth had gone from “ticking up” to “firmly in place” and that, while central banks were tightening, Europe remained “two years” behind the U.S. in this trend and had a trickier task. Further, our base case was for 10-year interest rates to rise to 3.5% with the curve not inverting. In its third longest bull market ever, we remained bullish on U.S. equities in the short-term, but were prepared for a correction. And, finally, we believed that investors should not be underweight commodities as global growth was supporting the bullish “grind trade” narrative from supply cutbacks.

Over the last six months we have seen interest rates in the U.S. rise as expected and, as a consequence, the U.S. dollar has strengthened. These events, along with both inflation fears and concern about trade and tariffs, have resulted not only in an increasingly evident decoupling of the U.S. dollar and emerging markets local currencies, but also significant outflows from emerging markets themselves (in May, for example, outflows were evenly split between equities and debt). From a regional perspective, countries in Latin America and Europe (e.g. Argentina and Turkey) rather than in Asia, have been the primary sources of emerging markets outflows. We still believe that credit exposure in high yield and emerging markets is still better than in governments, which have pure interest rate risk with no offset.

The biggest change in our outlook from six months ago is that global growth appears to be less synchronized—more relevant to the U.S. and China—with Europe uncertain and Africa, South America, and the Middle East struggling. In Europe, for example, economic growth has started to slow and weaker bank balance sheets remain an obstacle to monetary policy normalization. Despite these growing concerns, supply discipline has continued to support the bullish “grind trade” in commodities, with increasing chances of commodities and natural resources ending 2018 as the best performing area of the market.

To keep you informed on an ongoing basis, we encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit vaneck.com.

1

VANECK VECTORS ETFs

(unaudited) (continued)

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six-month period ended June 30, 2018. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

Trustee and President

VanEck Vectors ETF Trust

July 17, 2018

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2018 to June 30, 2018.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio During Period	Expenses Paid During the Period* January 1, 2018 – June 30, 2018
Agribusiness ETF
Actual	$1,000.00	$1,009.10	0.54%	$2.69
Hypothetical**	$1,000.00	$1,022.12	0.54%	$2.71
Coal ETF
Actual	$1,000.00	$984.10	0.60%	$2.95
Hypothetical**	$1,000.00	$1,021.82	0.60%	$3.01
Global Alternative Energy ETF
Actual	$1,000.00	$953.20	0.62%	$3.00
Hypothetical**	$1,000.00	$1,021.72	0.62%	$3.11
Gold Miners ETF
Actual	$1,000.00	$957.90	0.52%	$2.52
Hypothetical**	$1,000.00	$1,022.22	0.52%	$2.61
Junior Gold Miners ETF
Actual	$1,000.00	$954.70	0.53%	$2.57
Hypothetical**	$1,000.00	$1,022.17	0.53%	$2.66
Natural Resources ETF
Actual	$1,000.00	$998.10	0.50%	$2.48
Hypothetical**	$1,000.00	$1,022.32	0.50%	$2.51
Oil Refiners ETF
Actual	$1,000.00	$1,042.40	0.59%	$2.99
Hypothetical**	$1,000.00	$1,021.87	0.59%	$2.96
Oil Services ETF
Actual	$1,000.00	$1,010.00	0.35%	$1.74
Hypothetical**	$1,000.00	$1,023.06	0.35%	$1.76
Rare Earth/Strategic Metals ETF
Actual	$1,000.00	$781.80	0.58%	$2.56
Hypothetical**	$1,000.00	$1,021.92	0.58%	$2.91
Steel ETF
Actual	$1,000.00	$990.90	0.56%	$2.76
Hypothetical**	$1,000.00	$1,022.02	0.56%	$2.81
Unconventional Oil & Gas ETF
Actual	$1,000.00	$1,107.40	0.54%	$2.82
Hypothetical**	$1,000.00	$1,022.12	0.54%	$2.71
Uranium+Nuclear Energy ETF
Actual	$1,000.00	$1,038.30	0.60%	$3.03
Hypothetical**	$1,000.00	$1,021.82	0.60%	$3.01

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2018) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
4

VANECK VECTORS AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Australia: 4.6%
670,713	Costa Group Holdings Ltd. #	$4,080,112
3,581,693	Incitec Pivot Ltd. #	9,594,054
611,120	Nufarm Ltd. #	3,998,907
1,654,308	Treasury Wine Estates Ltd. #	21,220,132
		38,893,205
Brazil: 1.4%
3,270,700	Rumo SA *	11,986,503
Canada: 8.5%
1,306,459	Nutrien Ltd. (USD)	71,045,240
Chile: 1.9%
329,712	Sociedad Quimica y Minera de Chile SA (ADR) †	15,842,662
China / Hong Kong: 2.7%
5,951,000	China Mengniu Dairy Co. Ltd. #	20,071,773
5,908,000	Goldin Financial Holdings Ltd. * #	2,555,155
		22,626,928
Denmark: 1.0%
95,384	Bakkafrost P/F (NOK) #	5,282,251
37,151	Schouw & Co. AB † #	3,273,068
		8,555,319
Germany: 1.6%
557,706	K+S AG † #	13,716,129
Indonesia: 0.7%
21,910,000	Charoen Pokphand Indonesia Tbk PT #	5,622,622
Israel: 1.1%
2,014,048	Israel Chemicals Ltd. (USD) †	9,264,621
Japan: 6.6%
2,445,130	Kubota Corp. #	38,358,832
113,500	Maruha Nichiro Corp. #	4,568,843
235,000	Nippon Meat Packers, Inc. #	9,495,883
591,700	Nippon Suisan Kaisha Ltd. #	2,914,322
		55,337,880
Malaysia: 3.9%
4,356,800	Felda Global Ventures Holdings Bhd #	1,627,798
7,138,855	IOI Corp. Bhd #	8,035,108
1,054,670	Kuala Lumpur Kepong Bhd #	6,311,211
1,312,200	PPB Group Bhd	6,392,894
7,725,700	Sime Darby Plantation Bhd #	10,162,299
		32,529,310
Netherlands: 0.6%
183,839	OCI NV * † #	4,935,668
Norway: 6.3%
815,911	Leroy Seafood Group ASA #	5,492,124
1,028,350	Marine Harvest ASA #	20,431,390
135,356	Salmar ASA #	5,673,128
509,510	Yara International ASA #	21,063,904
		52,660,546
Russia: 0.5%
294,355	PhosAgro OAO (GDR) # Reg S	3,763,222
Number of Shares		Value

Singapore: 2.6%
14,466,545	Golden Agri-Resources Ltd. #	$3,227,721
8,292,551	Wilmar International Ltd. #	18,581,737
		21,809,458
South Africa: 0.2%
279,523	Tongaat Hulett Ltd.	1,631,915
South Korea: 0.3%
104,720	Komipharm International Co. Ltd. * #	2,564,706
Switzerland: 0.7%
17,621	Bucher Industries AG #	5,862,127
Taiwan: 0.4%
2,170,000	Taiwan Fertilizer Co. Ltd. #	2,976,880
Thailand: 1.3%
15,055,036	Charoen Pokphand Foods (NVDR) † #	10,998,586
Ukraine: 0.2%
107,443	Kernel Holding SA (PLN) #	1,362,659
United Kingdom: 4.1%
2,531,575	CNH Industrial NV (USD) †	26,657,485
141,666	Genus Plc #	4,915,715
7,105,538	Sirius Minerals Plc * †	3,103,265
		34,676,465
United States: 48.8%
159,918	AGCO Corp.	9,710,221
49,477	Andersons, Inc.	1,692,113
1,124,262	Archer-Daniels-Midland Co.	51,524,927
62,683	Balchem Corp.	6,151,710
295,697	Bunge Ltd.	20,613,038
353,584	CF Industries Holdings, Inc.	15,699,130
434,003	Deere & Co.	60,673,619
266,527	FMC Corp.	23,776,874
179,704	IDEXX Laboratories, Inc. *	39,164,690
786,126	Mosaic Co.	22,050,834
91,686	Neogen Corp. *	7,352,300
152,352	Pilgrim’s Pride Corp. *	3,066,846
562,498	Platform Specialty Products Corp. * †	6,524,977
39,925	Sanderson Farms, Inc.	4,198,114
236,017	Toro Co.	14,220,024
256,056	Tractor Supply Co.	19,585,723
607,009	Tyson Foods, Inc.	41,792,570
704,455	Zoetis, Inc.	60,012,521
		407,810,231
Total Common Stocks (Cost: $786,279,116)		836,472,882

See Notes to Financial Statements

5

VANECK VECTORS AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.9%

Repurchase Agreements: 3.9%
$7,714,072	Repurchase agreement dated 6/29/18 with Citigroup Global Markets, Inc., 2.12%, due 7/2/18, proceeds $7,715,435; (collateralized by various U.S. government and agency obligations, 0.00% to 8.75%, due 7/5/18 to 8/20/67, valued at $7,868,353 including accrued interest)	$7,714,072
1,622,279	Repurchase agreement dated 6/29/18 with Credit Agricole CIB, 2.07%, due 7/2/18, proceeds $1,622,559; (collateralized by various U.S. government and agency obligations, 0.00% to 1.63%, due 2/15/26 to 5/15/44, valued at $1,654,725 including accrued interest)	1,622,279
7,714,072	Repurchase agreement dated 6/29/18 with Deutsche Bank Securities, Inc., 2.12%, due 7/2/18, proceeds $7,715,435; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/27/18 to 9/6/44, valued at $7,868,353 including accrued interest)	7,714,072
Principal Amount		Value

Repurchase Agreements: (continued)
$7,714,072	Repurchase agreement dated 6/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.12%, due 7/2/18, proceeds $7,715,435; (collateralized by U.S. government agency obligations, 4.00%, due 6/20/47, valued at $7,868,353 including accrued interest)	$7,714,072
7,714,072	Repurchase agreement dated 6/29/18 with RBC Capital Markets LLC, 2.10%, due 7/2/18, proceeds $7,715,422; (collateralized by various U.S. government and agency obligations, 2.00% to 8.00%, due 8/1/19 to 7/1/48, valued at $7,868,353 including accrued interest)	7,714,072
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $32,478,567)		32,478,567
Total Investments: 103.9% (Cost: $818,757,683)		868,951,449
Liabilities in excess of other assets: (3.9)%		(32,496,767)
NET ASSETS: 100.0%		$836,454,682

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
PLN	Polish Zloty
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $31,305,106.
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $282,738,066 which represents 33.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	2.4%	$19,585,723
Consumer Staples	36.1	301,900,339
Health Care	13.6	114,009,932
Industrials	20.0	167,468,811
Materials	27.9	233,508,077
	100.0%	$836,472,882

See Notes to Financial Statements

6

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$38,893,205	$—	$38,893,205
Brazil	11,986,503	—	—	11,986,503
Canada	71,045,240	—	—	71,045,240
Chile	15,842,662	—	—	15,842,662
China / Hong Kong	—	22,626,928	—	22,626,928
Denmark	—	8,555,319	—	8,555,319
Germany	—	13,716,129	—	13,716,129
Indonesia	—	5,622,622	—	5,622,622
Israel	9,264,621	—	—	9,264,621
Japan	—	55,337,880	—	55,337,880
Malaysia	6,392,894	26,136,416	—	32,529,310
Netherlands	—	4,935,668	—	4,935,668
Norway	—	52,660,546	—	52,660,546
Russia	—	3,763,222	—	3,763,222
Singapore	—	21,809,458	—	21,809,458
South Africa	1,631,915	—	—	1,631,915
South Korea	—	2,564,706	—	2,564,706
Switzerland	—	5,862,127	—	5,862,127
Taiwan	—	2,976,880	—	2,976,880
Thailand	—	10,998,586	—	10,998,586
Ukraine	—	1,362,659	—	1,362,659
United Kingdom	29,760,750	4,915,715	—	34,676,465
United States	407,810,231	—	—	407,810,231
Repurchase Agreements	—	32,478,567	—	32,478,567
Total	$553,734,816	$315,216,633	$—	$868,951,449

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $21,758,107, transfers of securities from Level 2 to Level 1 were $7,006,177. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

7

VANECK VECTORS COAL ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.7%
Australia: 18.1%
2,347,569	Aurizon Holdings Ltd. #	$7,495,212
327,350	Washington H Soul Pattinson & Co. Ltd. #	4,996,479
1,326,085	Whitehaven Coal Ltd. #	5,651,518
		18,143,209
Canada: 10.5%
301,677	Teck Cominco Ltd. (USD)	7,677,680
155,588	Westshore Terminals Investment Corp.	2,818,550
		10,496,230
China / Hong Kong: 16.6%
7,041,095	China Coal Energy Co. Ltd. #	2,905,970
3,265,908	China Shenhua Energy Co. Ltd. #	7,724,826
7,400,067	Fushan International Energy Group Ltd. #	1,755,839
29,780,000	National United Resources Holdings Ltd. * # § ∞	0
3,272,000	Yanzhou Coal Mining Co. Ltd. #	4,260,876
		16,647,511
Indonesia: 20.7%
35,397,315	Adaro Energy Tbk PT #	4,416,739
121,582,100	Bumi Resources Tbk PT * #	1,909,176
17,740,300	Delta Dunia Makmur Tbk PT * #	909,569
6,597,500	Indika Energy Tbk PT #	1,571,598
1,564,752	Indo Tambangraya Megah Tbk PT #	2,440,590
12,307,300	Tambang Batubara Bukit Asam Tbk PT #	3,399,307
2,804,700	United Tractors Tbk PT #	6,175,707
		20,822,686
Number of Shares		Value

Philippines: 3.0%
5,260,530	Semirara Mining and Power Corp.	$2,986,725
Poland: 4.1%
201,189	Jastrzebska Spolka Weglowa SA * #	4,094,193
South Africa: 4.3%
472,707	Exxaro Resources Ltd. #	4,319,382
Thailand: 5.7%
9,775,289	Banpu PCL (NVDR) #	5,749,769
United States: 16.7%
50,970	Arch Coal, Inc.	3,997,577
58,124	CONSOL Energy, Inc. *	2,229,055
130,248	Peabody Energy Corp.	5,923,679
141,817	SunCoke Energy, Inc. *	1,900,348
96,828	Warrior Met Coal, Inc.	2,669,548
		16,720,207
Total Common Stocks: 99.7% (Cost: $102,105,636)		99,979,912
Other assets less liabilities: 0.3%		293,044
NET ASSETS: 100.0%		$100,272,956

Definitions:

NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $69,776,750 which represents 69.6% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector	% of Investments	Value
Energy	71.6%	$71,568,542
Industrials	10.3	10,313,762
Materials	18.1	18,097,608
	100.0%	$99,979,912

See Notes to Financial Statements

8

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$18,143,209	$—	$18,143,209
Canada	10,496,230	—	—	10,496,230
China / Hong Kong	—	16,647,511	0	16,647,511
Indonesia	—	20,822,686	—	20,822,686
Philippines	2,986,725	—	—	2,986,725
Poland	—	4,094,193	—	4,094,193
South Africa	—	4,319,382	—	4,319,382
Thailand	—	5,749,769	—	5,749,769
United States	16,720,207	—	—	16,720,207
Total	$30,203,162	$69,776,750	$0	$99,979,912

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $9,396,894. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2018:

Common Stocks
China/Hong Kong
Balance as of December 31, 2017	$0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	0
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—
Balance as of June 30, 2018	$0

See Notes to Financial Statements

9

VANECK VECTORS GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Austria: 2.0%
52,243	Verbund - Oesterreichische Elektrizis AG #	$1,685,518
Brazil: 1.5%
174,654	Cosan Ltd. (USD)	1,332,610
Canada: 0.8%
56,200	Canadian Solar, Inc. (USD) * †	687,888
China / Hong Kong: 9.4%
3,972,000	China Longyuan Power Group Corp. Ltd. #	3,190,814
9,416	Daqo New Energy Corp. (ADR) * †	334,645
434,800	Dongfang Electric Corp. Machinery Co. Ltd. * #	285,110
16,400,600	GCL-Poly Energy Holdings Ltd. * #	1,540,155
31,431	JinkoSolar Holding Co. Ltd. (ADR) * †	432,805
922,000	Tianneng Power International Ltd. #	1,431,198
706,580	Xinjiang Goldwind Science & Technology Co. Ltd. † #	856,786
		8,071,513
Denmark: 9.8%
137,237	Vestas Wind Systems A/S #	8,470,450
Japan: 4.5%
135,204	Kurita Water Industries Ltd. #	3,849,177
Spain: 4.5%
287,425	Gamesa Corp. Tecnologica SA † #	3,841,237
Sweden: 6.5%
523,367	Nibe Industrier AB † #	5,604,134
United States: 60.9%
37,228	Badger Meter, Inc.	1,664,091
167,502	Covanta Holding Corp.	2,763,783
125,486	Cree, Inc. *	5,216,453
111,826	Eaton Corp. Plc	8,357,875
53,866	EnerSys, Inc.	4,020,558
33,037	ESCO Technologies, Inc.	1,906,235
104,203	First Solar, Inc. *	5,487,330
49,490	Franklin Electric Co., Inc.	2,231,999
49,346	Green Plains Renewable Energy, Inc. †	903,032
43,642	Itron, Inc. *	2,620,702
45,936	Ormat Technologies, Inc.	2,443,336
38,150	Power Integrations, Inc.	2,786,857
76,742	Sunpower Corp. * †	588,611
28,423	Tesla Motors, Inc. * †	9,747,668
61,579	Veeco Instruments, Inc. * †	877,501
20,808	Vicor Corp. *	906,188
		52,522,219
Total Common Stocks (Cost: $80,992,992)		86,064,746
MONEY MARKET FUND: 0.0% (Cost: $12,735)
12,735	Dreyfus Government Cash Management Fund — Institutional Shares	12,735
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $81,005,727)		86,077,481
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 22.2%

Repurchase Agreements: 22.2%
$4,541,481	Repurchase agreement dated 6/29/18 with Citigroup Global Markets, Inc., 2.12%, due 7/2/18, proceeds $4,542,283; (collateralized by various U.S. government and agency obligations, 0.00% to 8.75%, due 7/5/18 to 8/20/67, valued at $4,632,311 including accrued interest)	$4,541,481
4,541,481	Repurchase agreement dated 6/29/18 with Deutsche Bank Securities, Inc., 2.12%, due 7/2/18, proceeds $4,542,283; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/27/18 to 9/6/44, valued at $4,632,311 including accrued interest)	4,541,481
955,056	Repurchase agreement dated 6/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.10%, due 7/2/18, proceeds $955,223; (collateralized by various U.S. government and agency obligations, 0.13% to 1.63%, due 8/31/22 to 7/15/24, valued at $974,157 including accrued interest)	955,056
4,541,481	Repurchase agreement dated 6/29/18 with Nomura Securities International, Inc., 2.12%, due 7/2/18, proceeds $4,542,283; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 7/15/18 to 5/20/68, valued at $4,632,311 including accrued interest)	4,541,481
4,541,481	Repurchase agreement dated 6/29/18 with RBC Capital Markets LLC, 2.10%, due 7/2/18, proceeds $4,542,276; (collateralized by various U.S. government and agency obligations, 2.00% to 8.00%, due 8/1/19 to 7/1/48, valued at $4,632,311 including accrued interest)	4,541,481
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $19,120,980)		19,120,980
Total Investments: 122.1% (Cost: $100,126,707)		105,198,461
Liabilities in excess of other assets: (22.1)%		(19,027,121)
NET ASSETS: 100.0%		$86,171,340

See Notes to Financial Statements

10

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $18,532,054.
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $30,754,579 which represents 35.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	13.0%	$11,178,866
Energy	2.6	2,235,642
Industrials	50.1	43,093,532
Information Technology	25.8	22,237,038
Utilities	8.5	7,319,668
Money Market Fund	0.0	12,735
	100.0%	$86,077,481

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$1,685,518	$—	$1,685,518
Brazil	1,332,610	—	—	1,332,610
Canada	687,888	—	—	687,888
China / Hong Kong	767,450	7,304,063	—	8,071,513
Denmark	—	8,470,450	—	8,470,450
Japan	—	3,849,177	—	3,849,177
Spain	—	3,841,237	—	3,841,237
Sweden	—	5,604,134	—	5,604,134
United States	52,522,219	—	—	52,522,219
Money Market Fund	12,735	—	—	12,735
Repurchase Agreements	—	19,120,980	—	19,120,980
Total	$55,322,902	$49,875,559	$—	$105,198,461

There were no transfers between levels during the period ended June 30, 2018.

See Notes to Financial Statements

11

VANECK VECTORS GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Australia: 15.4%
89,115,198	Evolution Mining Ltd. ‡ #	$232,715,600
31,273,670	Newcrest Mining Ltd. #	506,971,549
31,756,735	Northern Star Resources Ltd. ‡ #	171,642,659
32,492,710	OceanaGold Corp. (CAD) ‡ †	90,158,038
26,550,183	Regis Resources Ltd. ‡ #	100,946,465
39,038,446	Resolute Mining Ltd. ‡ #	37,183,633
42,796,122	Saracen Mineral Holdings Ltd. ‡ * #	69,802,654
27,136,976	St. Barbara Ltd. ‡ #	97,430,296
		1,306,850,894
Canada: 52.4%
9,606,134	Agnico-Eagle Mines Ltd. (USD)	440,249,121
14,021,310	Alamos Gold, Inc. (USD) †	79,781,254
51,812,271	B2Gold Corp. (USD) ‡ * †	133,675,659
47,628,817	Barrick Gold Corp. (USD)	625,366,367
15,364,391	Centerra Gold, Inc. ‡ *	85,380,439
9,212,159	Detour Gold Corp. ‡ *	82,776,023
41,804,402	Eldorado Gold Corp. (USD) ‡ *	41,532,673
8,727,717	First Majestic Silver Corp. (USD) * †	66,592,481
8,404,850	Fortuna Silver Mines, Inc. ‡ *	47,792,222
7,588,859	Franco-Nevada Corp. (USD) †	554,138,484
35,472,971	Goldcorp, Inc. (USD)	486,334,433
9,124,505	Guyana Goldfields, Inc. ‡ *	34,057,790
24,558,007	IAMGOLD Corp. (USD) ‡ *	142,682,021
65,807,899	Kinross Gold Corp. (USD) ‡ *	247,437,700
11,119,549	Kirkland Lake Gold Ltd. ‡	235,332,581
17,747,541	McEwen Mining, Inc. (USD) ‡ †	36,737,410
30,470,773	New Gold, Inc. (USD) ‡ *	63,379,208
8,224,937	Osisko Gold Royalties Ltd. (USD) ‡ †	77,890,153
8,072,263	Pan American Silver Corp. (USD) ‡	144,493,508
9,602,821	Pretium Resources, Inc. (USD) ‡ * †	70,484,706
9,698,401	Sandstorm Gold Ltd. (USD) ‡ * †	43,642,805
17,143,441	Semafo, Inc. ‡ *	49,653,358
6,317,513	SSR Mining, Inc. (USD) ‡ *	62,353,853
4,469,644	Torex Gold Resources, Inc. ‡ *	39,788,309
19,245,188	Wheaton Precious Metals Corp. (USD)	424,548,847
49,956,827	Yamana Gold, Inc. (USD) ‡	144,874,798
		4,460,976,203
China / Hong Kong: 1.9%
55,114,500	Zhaojin Mining Industry Co. Ltd. ‡ † #	42,162,275
302,294,000	Zijin Mining Group Ltd. ‡ #	115,892,255
		158,054,530
Monaco: 1.2%
5,671,831	Endeavour Mining Corp. (CAD) ‡ * †	101,713,097
Peru: 2.3%
14,472,954	Cia de Minas Buenaventura SA (ADR) ‡	197,266,363
South Africa: 5.2%
21,662,532	AngloGold Ashanti Ltd. (ADR) ‡ †	177,849,388
43,204,884	Gold Fields Ltd. (ADR) ‡	154,241,436
23,439,200	Harmony Gold Mining Co. Ltd. (USD)	36,565,152
29,823,549	Sibanye Gold Ltd. (ADR) ‡ * †	72,172,989
		440,828,965
Number of Shares		Value

United Kingdom: 5.5%
60,794,867	Cenatamin Plc ‡ #	$95,358,588
4,888,815	Randgold Resources Ltd. (ADR) ‡	376,878,748
		472,237,336
United States: 16.1%
9,798,805	Coeur Mining, Inc. ‡ *	74,470,918
21,092,713	Hecla Mining Co. ‡ †	73,402,641
21,775,171	Newmont Mining Corp.	821,141,699
3,445,898	Royal Gold, Inc. ‡	319,917,170
16,478,333	Tahoe Resources, Inc. ‡ †	81,073,398
		1,370,005,826
Total Common Stocks (Cost: $9,483,656,466)		8,507,933,214
MONEY MARKET FUND: 0.0% (Cost: $803,017)
803,017	Dreyfus Government Cash Management Fund — Institutional Shares	803,017
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $9,484,459,483)		8,508,736,231

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.7%

Repurchase Agreements: 1.7%
$34,772,044	Repurchase agreement dated 6/29/18 with Citigroup Global Markets, Inc., 2.12%, due 7/2/18, proceeds $34,778,187; (collateralized by various U.S. government and agency obligations, 0.00% to 8.75%, due 7/5/18 to 8/20/67, valued at $35,467,485 including accrued interest)	34,772,044
34,772,044	Repurchase agreement dated 6/29/18 with Deutsche Bank Securities, Inc., 2.12%, due 7/2/18, proceeds $34,778,187; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/27/18 to 9/6/44, valued at $35,467,485 including accrued interest)	34,772,044
7,312,300	Repurchase agreement dated 6/29/18 with J.P. Morgan Securities LLC, 2.10%, due 7/2/18, proceeds $7,313,580; (collateralized by various U.S. government and agency obligations, 1.25% to 2.63%, due 1/31/20 to 11/30/21, valued at $7,458,609 including accrued interest)	7,312,300

See Notes to Financial Statements

12

Principal Amount		Value

Repurchase Agreements: (continued)
$34,772,044	Repurchase agreement dated 6/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.12%, due 7/2/18, proceeds $34,778,187; (collateralized by U.S. government agency obligations, 4.00% to due 6/20/47, valued at $35,467,485 including accrued interest)	$34,772,044
34,772,044	Repurchase agreement dated 6/29/18 with RBC Capital Markets LLC, 2.10%, due 7/2/18, proceeds $34,778,129; (collateralized by various U.S. government and agency obligations, 2.00% to 8.00%, due 8/1/19 to 7/1/48, valued at $35,467,485 including accrued interest)	34,772,044
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $146,400,476)		146,400,476
Total Investments: 101.7% (Cost: $9,630,859,959)		8,655,136,707
Liabilities in excess of other assets: (1.7)%		(146,553,713)
NET ASSETS: 100.0%		$8,508,582,994

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

‡	Affiliated issuer — as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $140,843,706.
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,470,105,974 which represents 17.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	90.2%	$7,676,632,597
Silver	9.8	831,300,617
Money Market Fund	0.0	803,017
	100.0%	$8,508,736,231

See Notes to Financial Statements

13

VANECK VECTORS GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2018 is set forth below:

Affiliates	Value 12/31/17		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/18
AngloGold Ashanti Ltd.	$—	(a)	$77,836,802	$(52,015,411)	$(15,727,298)	$1,078,478	$(21,325,362)	$177,849,388
B2Gold Corp.	—	(a)	56,402,764	(38,217,381)	2,643,739	—	(24,549,133)	133,675,659
Cenatamin Plc	—	(a)	45,040,074	(33,682,909)	4,079,080	5,203,539	(31,441,955)	95,358,588
Centerra Gold, Inc.	—	(a)	32,525,765	(22,103,976)	(1,105,071)	—	8,250,153	85,380,439
Cia de Minas Buenaventura SA	—	(a)	86,122,460	(56,637,467)	5,068,322	378,608	(12,598,736)	197,266,363
Coeur Mining, Inc.	—	(a)	30,774,333	(20,679,511)	(3,745,232)	—	5,058,350	74,470,918
Detour Gold Corp.	—	(a)	32,980,340	(24,089,345)	(9,539,309)	—	(9,918,214)	82,776,023
Eldorado Gold Corp.	—	(a)	18,436,537	(11,723,787)	(27,411,114)	—	10,801,602	41,532,673
Endeavour Mining Corp.	—	(a)	40,965,726	(25,062,483)	1,400,098	—	(13,655,417)	101,713,097
Evolution Mining Ltd.	—	(a)	86,211,519	(51,662,297)	10,546,783	2,180,121	29,393,815	232,715,600
Fortuna Silver Mines, Inc.	—	(a)	17,318,794	(11,124,789)	(538,068)	—	4,320,905	47,792,222
Gold Fields Ltd.	—	(a)	65,738,764	(43,594,871)	(6,958,228)	1,712,610	(20,953,159)	154,241,436
Guyana Goldfields, Inc.	—	(a)	13,743,461	(9,132,437)	(2,880,237)	—	549,771	34,057,790
Hecla Mining Co.	—	(a)	31,601,545	(20,964,798)	(4,129,316)	90,808	(4,856,593)	73,402,641
IAMGOLD Corp.	—	(a)	55,021,000	(33,734,790)	3,493,613	—	(4,812,481)	142,682,021
Kinross Gold Corp.	—	(a)	99,502,074	(65,243,550)	(10,460,516)	—	(20,364,803)	247,437,700
Kirkland Lake Gold Ltd.	—	(a)	77,438,624	(42,536,113)	18,070,772	398,289	38,174,866	235,332,581
McEwen Mining, Inc.	—	(a)	14,996,626	(9,193,254)	(1,945,474)	57,675	(1,507,665)	36,737,410
New Gold, Inc.	—	(a)	28,614,917	(19,554,480)	(11,622,683)	—	(19,824,546)	63,379,208
Northern Star Resources Ltd.	—	(a)	61,500,823	(40,422,801)	10,587,382	971,892	9,584,769	171,642,659
OceanaGold Corp.	—	(a)	34,168,298	(22,063,582)	(1,482,186)	303,410	7,720,625	90,158,038
Osisko Gold Royalties Ltd.	—	(a)	31,705,198	(21,146,998)	(3,133,912)	587,983	(11,723,146)	77,890,153
Pan American Silver Corp.	—	(a)	53,784,385	(33,468,228)	(507,413)	486,885	16,734,401	144,493,508
Pretium Resources, Inc.	—	(a)	27,216,124	(18,581,677)	(3,209,880)	—	(28,642,204)	70,484,706
Randgold Resources Ltd.	—	(a)	177,052,435	(62,022,584)	94,922	8,460,277	(77,088,259)	376,878,748
Regis Resources Ltd.	—	(a)	37,408,463	(23,449,785)	8,168,954	1,541,668	2,515,702	100,946,465
Resolute Mining Ltd.	—	(a)	14,442,646	(9,315,821)	(1,626,120)	—	3,914,795	37,183,633
Royal Gold, Inc.	—	(a)	120,244,404	(75,923,987)	7,516,683	1,501,776	25,018,091	319,917,170
Sandstorm Gold Ltd.	—	(a)	17,977,495	(11,411,979)	(560,797)	—	(3,587,722)	43,642,805
Saracen Mineral Holdings Ltd.	—	(a)	24,701,098	(15,412,415)	2,762,293	—	9,066,599	69,802,654
Semafo, Inc.	—	(a)	19,521,197	(12,537,999)	(996,448)	—	1,739,200	49,653,358
Sibanye Gold Ltd.	—	(a)	39,940,899	(31,860,793)	(22,507,598)	—	(39,893,671)	72,172,989
SSR Mining, Inc.	—	(a)	23,982,981	(15,075,243)	(346,782)	—	6,183,980	62,353,853
St. Barbara Ltd.	—	(a)	35,732,000	(19,126,639)	5,434,602	758,777	8,142,005	97,430,296
Tahoe Resources, Inc.	—	(a)	31,008,853	(20,717,216)	(13,095,236)	—	16,015,496	81,073,398
Torex Gold Resources, Inc.	—	(a)	15,637,018	(8,298,230)	(2,056,591)	—	91,487	39,788,309
Yamana Gold, Inc.	—	(a)	59,679,126	(37,086,674)	(14,264,778)	464,827	2,540,787	144,874,798
Zhaojin Mining Industry Co. Ltd.	—	(a)	17,241,106	(11,111,174)	(1,440,502)	424,268	708,013	42,162,275
Zijin Mining Group Ltd.	—	(a)	52,908,597	(36,713,685)	7,472,470	3,424,658	(5,800,846)	115,892,255
	$—		$1,807,125,271	$(1,116,701,159)	$(73,951,076)	$30,026,549	$(146,018,500)	$4,466,243,827

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

See Notes to Financial Statements

14

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$90,158,038	$1,216,692,856	$—	$1,306,850,894
Canada	4,460,976,203	—	—	4,460,976,203
China / Hong Kong	—	158,054,530	—	158,054,530
Monaco	101,713,097	—	—	101,713,097
Peru	197,266,363	—	—	197,266,363
South Africa	440,828,965	—	—	440,828,965
United Kingdom	376,878,748	95,358,588	—	472,237,336
United States	1,370,005,826	—	—	1,370,005,826
Money Market Fund	803,017	—	—	803,017
Repurchase Agreements	—	146,400,476	—	146,400,476
Total	$7,038,630,257	$1,616,506,450	$—	$8,655,136,707

There were no transfers between levels during the period ended June 30, 2018.

See Notes to Financial Statements

15

VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.5%
Australia: 21.3%
100,443,343	Evolution Mining Ltd. ‡ #	$262,297,940
38,497,466	Northern Star Resources Ltd. ‡ #	208,075,781
40,932,135	OceanaGold Corp. (CAD) ‡	113,575,045
57,796,599	Perseus Mining Ltd. ‡ * #	18,554,457
35,413,062	Ramelius Resources Ltd. ‡ * #	15,309,601
38,296,603	Regis Resources Ltd. ‡ #	145,607,535
42,059,695	Resolute Mining Ltd. ‡ † #	40,061,335
54,956,434	Saracen Mineral Holdings Ltd. ‡ * #	89,636,741
38,701,041	Silver Lake Resources Ltd. ‡ * † #	17,294,836
28,849,630	St. Barbara Ltd. ‡ #	103,579,264
20,597,090	Westgold Resources Ltd. ‡ * † #	28,370,829
		1,042,363,364
Canada: 52.7%
21,734,742	Alamos Gold, Inc. (USD) ‡ †	123,670,682
13,032,293	Argonaut Gold, Inc. ‡ *	22,885,398
11,232,151	Asanko Gold, Inc. (USD) *	12,018,402
53,246,381	B2Gold Corp. (USD) ‡ *	137,375,663
13,241,004	Centerra Gold, Inc. *	73,580,706
17,643,041	China Gold International Resources Corp. Ltd. * †	30,579,751
10,024,226	Continental Gold, Inc. ‡ * †	28,881,232
12,367,987	Detour Gold Corp. ‡ *	111,132,773
9,188,603	Dundee Precious Metals, Inc. ‡ *	21,933,341
45,039,605	Eldorado Gold Corp. (USD) ‡ *	44,746,848
10,235,614	Endeavour Silver Corp. (USD) ‡ * †	31,935,116
14,826,968	First Majestic Silver Corp. (USD) ‡ * †	113,129,766
44,270,945	First Mining Gold Corp. ‡ * †	15,144,570
11,423,579	Fortuna Silver Mines, Inc. (USD) ‡ *	64,885,929
10,872,260	Gold Standard Ventures Corp. (USD) * †	14,840,635
28,922,503	Golden Star Resources Ltd. (USD) ‡ *	19,522,690
13,540,590	Great Panther Silver Ltd. (USD) ‡ * †	15,842,490
9,679,660	Guyana Goldfields, Inc. ‡ *	36,129,941
28,900,828	IAMGOLD Corp. (USD) ‡ *	167,913,811
12,901,658	Kirkland Lake Gold Ltd. (USD) ‡	272,483,017
6,428,517	Klondex Mines Ltd. (USD) * †	14,849,874
4,253,192	MAG Silver Corp. (USD) ‡ * †	45,977,005
19,709,258	McEwen Mining, Inc. (USD) ‡ †	40,798,164
43,435,309	New Gold, Inc. (USD) ‡ *	90,345,443
15,751,007	Novagold Resources, Inc. (USD) * †	70,091,981
7,722,493	Novo Resources Corp. * †	24,950,089
5,998,278	Osisko Gold Royalties Ltd. (USD) †	56,803,693
7,802,244	Osisko Mining, Inc. * †	10,676,224
10,971,789	Pan American Silver Corp. (USD) ‡	196,395,023
10,785,864	Premier Gold Mines Ltd. ‡ * †	21,400,361
11,619,282	Pretium Resources, Inc. (USD) ‡ * †	85,285,530
12,542,659	Sandstorm Gold Ltd. (USD) ‡ * †	56,441,965
3,474,411	Seabridge Gold, Inc. (USD) ‡ * †	38,739,683
19,891,163	Semafo, Inc. ‡ *	57,611,715
13,416,356	Silvercorp Metals, Inc. ‡	35,390,745
9,214,770	SSR Mining, Inc. (USD) ‡ *	90,949,780
1,694,754	Sulliden Mining Capital, Inc. *	322,086
6,744,750	Teranga Gold Corp. ‡ *	24,047,191
5,334,249	Torex Gold Resources, Inc. ‡ * †	47,484,933
7,612,788	Wesdome Gold Mines Ltd. ‡ * †	17,766,741
67,071,995	Yamana Gold, Inc. (USD) ‡	194,508,785
		2,579,469,772
Number of Shares		Value

China / Hong Kong: 1.2%
15,394,000	Hengxing Gold Holding Co. Ltd. † # Reg S	$15,673,694
19,287,400	Real Gold Mining Ltd. * # § ∞	0
56,767,000	Zhaojin Mining Industry Co. Ltd. ‡ † #	43,426,428
		59,100,122
Monaco: 1.8%
4,982,609	Endeavour Mining Corp. (CAD) *	89,353,260
Peru: 0.9%
18,208,130	Hochschild Mining Plc (GBP) #	45,724,539
South Africa: 10.9%
26,570,398	AngloGold Ashanti Ltd. (ADR) ‡	218,142,968
3,200,271	DRDGOLD Ltd. (ADR) ‡ †	8,128,688
55,203,980	Gold Fields Ltd. (ADR) ‡ †	197,078,209
33,615,031	Harmony Gold Mining Co. Ltd. (USD) ‡	52,439,448
23,234,291	Sibanye Gold Ltd. (ADR) * †	56,226,984
		532,016,297
Turkey: 0.7%
3,994,776	Koza Altin Isletmeleri AS * † #	37,021,291
United Kingdom: 3.1%
7,515,337	African Barrick Gold Ltd. * #	12,419,964
67,516,106	Cenatamin Plc ‡ #	105,901,054
17,312,702	Highland Gold Mining Ltd. ‡ #	32,668,927
386,037	Patagonia Gold Plc *	573,374
		151,563,319
United States: 6.9%
22,304,289	Alacer Gold Corp. (CAD) ‡ * †	41,202,191
10,882,170	Coeur Mining, Inc. ‡ *	82,704,492
4,095,438	Gold Resource Corp. ‡	26,988,936
23,075,148	Hecla Mining Co. ‡ †	80,301,515
21,304,496	Tahoe Resources, Inc. ‡	104,818,120
		336,015,254
Total Common Stocks (Cost: $4,771,090,162)		4,872,627,218
MONEY MARKET FUND: 0.5% (Cost: $24,830,946)
24,830,946	Dreyfus Government Cash Management Fund —Institutional Shares	24,830,946
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $4,795,921,108)		4,897,458,164

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.7%

Repurchase Agreements: 4.7%
$11,429,817	Repurchase agreement dated 6/29/18 with Credit Agricole CIB, 2.07%, due 7/2/18, proceeds $11,431,789; (collateralized by various U.S. government and agency obligations, 0.00% to 1.63%, due 2/15/26 to 5/15/44, valued at $11,658,415 including accrued interest)	11,429,817

See Notes to Financial Statements

16

Principal
Amount		Value

Repurchase Agreements: (continued)
$54,347,632	Repurchase agreement dated 6/29/18 with Daiwa Capital Markets America, Inc., 2.12%, due 7/2/18, proceeds $54,357,233; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 7/25/18 to 2/1/49, valued at $55,433,583 including accrued interest)	$54,347,632
54,347,632	Repurchase agreement dated 6/29/18 with Deutsche Bank Securities, Inc., 2.12%, due 7/2/18, proceeds $54,357,233; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/27/18 to 9/6/44, valued at $55,434,585 including accrued interest)	54,347,632
54,347,632	Repurchase agreement dated 6/29/18 with Nomura Securities International, Inc., 2.12%, due 7/2/18, proceeds $54,357,233; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 7/15/18 to 5/20/68, valued at $55,434,587 including accrued interest)	54,347,632
Principal
Amount		Value

Repurchase Agreements: (continued)
$54,347,632	Repurchase agreement dated 6/29/18 with RBC Capital Markets LLC, 2.10%, due 7/2/18, proceeds $54,357,143; (collateralized by various U.S. government and agency obligations, 2.00% to 8.00%, due 8/1/19 to 7/1/48, valued at $55,434,585 including accrued interest)	$54,347,632
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $228,820,345)		228,820,345
Total Investments: 104.7% (Cost: $5,024,741,453)		5,126,278,509
Liabilities in excess of other assets: (4.7)%		(229,665,239)
NET ASSETS: 100.0%		$4,896,613,270

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar
Footnotes:
‡	Affiliated issuer — as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $217,615,907.
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,221,624,216 which represents 24.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	84.7%	$4,149,342,288
Precious Metals & Minerals	0.2	10,998,310
Silver	14.6	712,286,620
Money Market Fund	0.5	24,830,946
	100.0%	$4,897,458,164

See Notes to Financial Statements

17

VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2018 is set forth below:

							Net Change
							in Unrealized
	Value			Sales	Realized Gain	Dividend	Appreciation	Value
Affiliates	12/31/17		Purchases	Proceeds	(Loss)	Income	(Depreciation)	06/30/18
Alacer Gold Corp.	$39,908,724		$8,430,498	$(8,236,117)	$(490,172)	$—	$1,589,258	$41,202,191
Alamos Gold, Inc.	140,175,553		26,599,960	(27,078,188)	(2,096,489)	216,328	(13,930,154)	123,670,682
AngloGold Ashanti Ltd.	—		216,644,545	—	—	—	1,498,423	218,142,968
Argonaut Gold, Inc.	24,036,977		5,663,953	(4,582,415)	(671,761)	—	(1,561,356)	22,885,398
Asanko Gold, Inc.	9,119,788		3,654,786	(4,448,102)	(5,090,771)	—	8,782,701	—	(b)
B2Gold Corp.	160,608,629		31,065,652	(27,921,201)	3,731,522	—	(30,108,939)	137,375,663
Cenatamin Plc	148,079,397		31,679,931	(32,025,684)	(3,036,365)	7,102,613	(38,796,225)	105,901,054
Coeur Mining, Inc.	77,056,387		19,743,612	(15,001,084)	(226,930)	—	1,132,507	82,704,492
Continental Gold, Inc.	25,621,420		7,050,679	(5,378,538)	295,664	—	1,292,007	28,881,232
Detour Gold Corp.	129,244,120		23,582,998	(13,874,968)	993,505	—	(28,812,882)	111,132,773
DRDGOLD Ltd.	9,730,031		1,854,388	(1,349,319)	(190,621)	125,236	(1,915,791)	8,128,688
Dundee Precious Metals, Inc.	—	(a)	4,740,941	(2,849,220)	520,511	—	(647,501)	21,933,341
Eldorado Gold Corp.	78,550,255		11,494,317	(22,358,773)	(24,451,063)	—	1,512,112	44,746,848
Endeavour Silver Corp.	23,311,118		5,787,418	(4,539,982)	(481,152)	—	7,857,714	31,935,116
Evolution Mining Ltd.	180,160,455		57,302,856	(23,123,662)	5,322,994	2,426,373	42,635,297	262,297,940
First Majestic Silver Corp.	80,896,014		28,919,004	(9,002,620)	598,259	—	11,719,109	113,129,766
First Mining Finance Corp.	20,902,939		—	(25,819,883)	5,470	—	4,911,474	—
First Mining Gold Corp.	—		28,999,968	(2,217,537)	(999,555)	—	(10,638,306)	15,144,570
Fortuna Silver Mines, Inc.	55,614,047		14,236,697	(9,660,051)	1,313,987	—	3,381,249	64,885,929
Gold Fields Ltd.	207,010,394		48,530,664	(22,609,492)	3,523,634	2,052,595	(39,376,991)	197,078,209
Gold Resource Corp.	17,928,733		4,758,451	(4,812,064)	1,277,454	41,471	7,836,362	26,988,936
Golden Star Resources Ltd.	24,259,745		4,287,835	(3,071,717)	(34,131)	—	(5,919,042)	19,522,690
Great Panther Silver Ltd.	16,615,777		3,483,386	(2,673,043)	(46,099)	—	(1,537,531)	15,842,490
Guyana Goldfields, Inc.	38,827,811		7,863,802	(7,444,973)	1,450,648	—	(4,567,347)	36,129,941
Harmony Gold Mining Co. Ltd.	54,146,482		17,418,629	(8,528,541)	56,583	—	(10,653,705)	52,439,448
Hecla Mining Co.	87,671,646		18,428,627	(14,881,923)	(1,735,973)	113,592	(9,180,862)	80,301,515
Highland Gold Mining Ltd.	—	(a)	11,757,046	(6,768,910)	1,120,546	1,263,522	(8,273,885)	32,668,927
IAMGOLD Corp.	172,039,814		35,904,760	(38,537,390)	6,901,282	—	(8,394,655)	167,913,811
Kirkland Lake Gold Ltd.	186,539,075		45,578,329	(32,526,234)	17,375,088	485,247	55,516,759	272,483,017
McEwen Mining, Inc.	40,781,115		10,436,886	(6,718,142)	149,472	77,036	(3,851,167)	40,798,164
Munsun Capital Group Ltd.	6,654,743		2,539,891	(2,930,020)	(18,152,141)	—	11,887,527	—
New Gold, Inc.	134,667,626		22,891,720	(17,580,590)	(2,557,549)	—	(47,075,764)	90,345,443
Northern Star Resources Ltd.	168,694,335		38,710,418	(23,927,290)	4,866,123	1,268,416	19,732,195	208,075,781
OceanaGold Corp.	99,372,763		22,849,550	(17,102,642)	(549,812)	395,739	9,005,186	113,575,045
Pan American Silver Corp.	159,067,328		40,843,597	(28,538,490)	550,823	746,847	24,471,765	196,395,023
Perseus Mining Ltd.	19,003,941		4,977,943	(7,253,851)	1,365,244	—	461,180	18,554,457
Premier Gold Mines Ltd.	31,674,029		5,858,880	(6,083,823)	(1,286,259)	—	(8,762,466)	21,400,361
Pretium Resources, Inc.	118,257,450		23,432,497	(15,536,935)	(181,636)	—	(40,685,846)	85,285,530
Ramelius Resources Ltd.	11,241,363		3,018,200	(3,599,501)	303,094	—	4,346,445	15,309,601
Regis Resources Ltd.	124,131,148		28,872,549	(24,083,322)	9,274,004	2,323,419	7,413,156	145,607,535
Resolute Mining Ltd.	—	(a)	12,346,555	(6,253,286)	1,631,491	—	1,123,449	40,061,335
Sandstorm Gold Ltd.	63,706,427		12,623,567	(13,704,253)	1,643,849	—	(7,827,625)	56,441,965
Saracen Mineral Holdings Ltd.	71,734,287		18,239,050	(18,283,122)	7,132,431	—	10,814,095	89,636,741
Seabridge Gold, Inc.	38,582,336		7,909,832	(7,208,714)	211,483	—	(755,254)	38,739,683
Semafo, Inc.	55,758,881		12,322,719	(11,228,645)	435,337	—	323,423	57,611,715
Sibanye Gold Ltd.	162,676,276		23,782,516	(55,208,186)	(24,033,190)	—	(50,990,432)	—	(b)
Silver Lake Resources Ltd.	10,625,961		3,143,666	(1,970,948)	166,344	—	5,329,813	17,294,836
Silvercorp Metals, Inc.	33,685,696		7,651,789	(6,111,105)	581,362	170,124	(416,997)	35,390,745
SSR Mining, Inc.	76,304,127		18,681,567	(13,695,850)	3,018,777	—	6,641,159	90,949,780
St. Barbara Ltd.	97,682,108		22,250,176	(35,810,424)	7,216,685	1,049,256	12,240,719	103,579,264
Tahoe Resources, Inc.	97,549,471		25,913,526	(22,190,827)	(6,049,596)	3,619	9,595,546	104,818,120
Teranga Gold Corp.	16,053,605		5,018,583	(4,677,292)	356,718	—	7,295,577	24,047,191
Torex Gold Resources, Inc.	—	(a)	18,522,096	(4,076,853)	145,284	—	(2,996,617)	47,484,933
Wesdome Gold Mines Ltd.	14,313,868		2,955,713	(4,607,290)	(2,484,055)	—	7,588,505	17,766,741
Westgold Resources Ltd.	23,954,960		6,554,657	(2,539,141)	2,032	—	398,321	28,370,829
Yamana Gold, Inc.	197,456,335		43,056,100	(32,101,234)	3,492,557	660,456	(17,394,973)	194,508,785
Zhaojin Mining Industry Co. Ltd.	45,005,365		10,210,891	(11,361,686)	(195,032)	580,807	(233,110)	43,426,428
	$3,926,690,875		$1,181,078,866	$(785,705,093)	$(8,010,095)	$21,102,696	$(106,972,390)	$4,260,943,666

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

See Notes to Financial Statements

18

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Australia	$113,575,045	$928,788,319	$—	$1,042,363,364
Canada	2,579,469,772	—	—	2,579,469,772
China / Hong Kong	—	59,100,122	0	59,100,122
Monaco	89,353,260	—	—	89,353,260
Peru	—	45,724,539	—	45,724,539
South Africa	532,016,297	—	—	532,016,297
Turkey	—	37,021,291	—	37,021,291
United Kingdom	573,374	150,989,945	—	151,563,319
United States	336,015,254	—	—	336,015,254
Money Market Fund	24,830,946	—	—	24,830,946
Repurchase Agreements	—	228,820,345	—	228,820,345
Total	$3,675,833,948	$1,450,444,561	$0	$5,126,278,509

There were no transfers between levels during the period ended June 30, 2018.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2018:

Common Stocks
China/Hong Kong
Balance as of December 31, 2017	$338,263
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(338,263)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of June 30, 2018	$0

See Notes to Financial Statements

19

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.3%
Argentina: 0.3%
16,902	Adecoagro SA (USD) *	$134,371
5,967	Cresud SACIF y A (ADR)	88,431
1,745	YPF SA (ADR)	23,697
		246,499
Australia: 4.6%
52,220	Alumina Ltd. #	107,888
30,780	Bega Cheese Ltd. † #	168,167
70,966	BHP Billiton Ltd. #	1,772,833
12,408	BlueScope Steel Ltd. #	158,101
2,361	Caltex Australia Ltd. #	56,727
1,936	CIMIC Group Ltd. #	60,422
17,828	Elders Ltd. #	111,427
72,716	Evolution Mining Ltd. #	189,891
37,644	Fortescue Metals Group Ltd. #	122,031
36,740	GrainCorp. Ltd. #	208,255
9,254	Iluka Resources Ltd. #	76,312
45,700	MMG Ltd. (HKD) * #	31,816
39,101	Newcrest Mining Ltd. #	633,859
12,002	Oil Search Ltd. #	78,725
15,915	Origin Energy Ltd. * #	117,853
16,030	Santos Ltd. * #	74,125
114,563	South32 Ltd. #	305,424
26,141	St. Barbara Ltd. #	93,854
8,475	Woodside Petroleum Ltd. #	221,740
		4,589,450
Austria: 0.2%
1,304	OMV AG #	73,736
1,388	Verbund - Oesterreichische Elektrizis AG #	44,781
2,769	Voestalpine AG #	127,300
		245,817
Brazil: 1.5%
14,661	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	88,113
15,341	Cia Siderurgica Nacional SA (ADR) * †	30,989
4,950	Fibria Celulose SA	93,367
19,767	Gerdau SA (ADR)	69,975
13,477	Petroleo Brasileiro SA (ADR)	135,174
8,000	SLC Agricola SA	105,962
77,126	Vale SA (ADR)	988,755
		1,512,335
Canada: 13.0%
11,874	Agnico-Eagle Mines Ltd. (USD) †	544,185
19,819	Alamos Gold, Inc.	112,847
50,008	B2Gold Corp. *	129,634
59,413	Barrick Gold Corp. (USD)	780,093
9,877	Canadian Natural Resources Ltd. (USD)	356,263
1,408	Canfor Corp. *	33,866
10,848	Centerra Gold, Inc. *	60,283
8,906	Detour Gold Corp. *	80,025
15,347	Enbridge, Inc. (USD)	547,734
8,810	EnCana Corp. (USD)	114,970
15,245	First Quantum Minerals Ltd.	224,483
44,173	Goldcorp, Inc. (USD)	605,612
2,730	Husky Energy, Inc.	42,524
23,755	IAMGOLD Corp. *	138,328
Number of Shares		Value

Canada: (continued)
2,258	Imperial Oil Ltd. (USD) †	$75,078
63,511	Kinross Gold Corp. (USD) *	238,801
9,669	Kirkland Lake Gold Ltd.	204,633
13,218	Lundin Mining Corp.	73,453
115,215	Nutrien Ltd. (USD)	6,265,392
6,350	Osisko Gold Royalties Ltd.	60,099
7,808	Pan American Silver Corp. (USD)	139,763
7,803	Pretium Resources, Inc. *	57,361
14,859	Suncor Energy, Inc. (USD)	604,464
11,130	Teck Cominco Ltd. (USD)	283,258
7,980	TransCanada Corp. (USD)	344,736
50,218	Turquoise Hill Resources Ltd. *	142,013
1,309	West Fraser Timber Co. Ltd.	90,046
22,548	Wheaton Precious Metals Corp. (USD)	497,409
48,309	Yamana Gold, Inc. (USD)	140,096
		12,987,449
Chile: 0.3%
117,164	Aguas Andinas SA	64,198
7,630	Antofagasta Plc (GBP) #	99,168
25,182	Empresas CMPC SA	92,974
9,438	Inversiones Aguas Metropolitanas SA	14,423
		270,763
China / Hong Kong: 1.8%
86,600	Aluminum Corp of China Ltd. * #	37,956
24,500	Angang New Steel Co. Ltd. #	22,013
394,514	China Agri-Industries Holdings Ltd. #	150,460
19,200	China Coal Energy Co. Ltd. #	7,924
13,400	China Gas Holdings Ltd. #	53,724
50,600	China Hongqiao Group Ltd. #	47,521
79,000	China Molybdenum Co. Ltd. (Class H) #	38,077
17,100	China Oilfield Services Ltd. (Class H) #	16,105
230,927	China Petroleum & Chemical Corp. #	206,711
30,991	China Shenhua Energy Co. Ltd. #	73,303
145,479	CNOOC Ltd. #	249,290
14,500	Dongfang Electric Corp. Machinery Co. Ltd. * #	9,508
53,400	Fosun International Ltd. #	100,020
33,200	Health and Happiness H&H International Holdings Ltd. * #	228,715
37,900	Huaneng Power International, Inc. #	25,045
26,700	Jiangxi Copper Co. Ltd. (Class H) #	33,904
31,400	Kunlun Energy Co. Ltd. #	27,424
29,500	Lee & Man Paper Manufacturing Ltd. #	29,762
38,100	Maanshan Iron and Steel Co. Ltd. (Class H) * #	16,859
36,357	Nine Dragons Paper Holdings Ltd. #	46,131
190,340	PetroChina Co. Ltd. (Class-H) #	145,007
7,200	Shandong Chenming Paper Holdings Ltd. (Class B) #	9,274
14,700	Tianjin Capital Environmental Protection Group Co. Ltd. * #	6,818
15,100	Yanzhou Coal Mining Co. Ltd. #	19,664
53,500	Zhaojin Mining Industry Co. Ltd. #	40,927
292,561	Zijin Mining Group Ltd. #	112,161
		1,754,303

See Notes to Financial Statements

20

Number of Shares		Value

Denmark: 0.5%
8,824	Vestas Wind Systems A/S #	$544,629
Finland: 0.4%
1,161	Neste Oil Oyj #	90,816
6,617	Outokumpu Oyj #	40,974
12,471	Stora Enso Oyj (R Shares) #	242,908
		374,698
France: 2.1%
217	Eramet SA #	28,462
18,184	Suez Environnement Co. #	235,178
22,874	Total SA #	1,388,744
22,916	Veolia Environnement SA #	489,588
		2,141,972
Germany: 0.5%
795	Aurubis AG #	60,673
354	KWS Saat AG #	125,441
983	Salzgitter AG #	42,759
10,875	ThyssenKrupp AG #	263,553
		492,426
Hungary: 0.0%
4,303	MOL Hungarian Oil & Gas Plc #	41,422
India: 0.4%
14,048	Reliance Industries Ltd. (GDR) # 144A	393,678
1,389	Vedanta Resources Plc (GBP) #	11,791
		405,469
Indonesia: 0.2%
68,876	Astra Agro Lestari Tbk PT #	53,771
56,300	Indah Kiat Pulp and Paper Corp. Tbk PT #	73,005
23,900	Pabrik Kertas Tjiwi Kimia Tbk PT #	27,221
500,300	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	34,493
		188,490
Ireland: 0.2%
5,175	Smurfit Kappa Group Plc (GBP) #	208,491
Italy: 0.4%
23,033	ENI S.p.A. #	426,972
Japan: 3.8%
19,900	Calbee, Inc. #	748,252
2,600	Daio Paper Corp. #	36,146
4,417	Hitachi Metals Ltd. #	45,778
9,800	Inpex Holdings, Inc. #	101,736
12,764	JFE Holdings, Inc. #	240,974
31,000	JX Holdings, Inc. #	214,974
8,100	Kobe Steel Ltd. #	73,989
4,565	Kurita Water Industries Ltd. #	129,963
2,900	Mitsubishi Materials Corp. #	79,526
2,300	Nippon Paper Industries Co. Ltd. #	36,650
19,500	Nippon Steel Corp. #	382,167
51,414	Nippon Suisan Kaisha Ltd. #	253,231
47,950	Nisshin Seifun Group, Inc. #	1,015,560
22,176	OJI Paper Co. Ltd. #	137,362
5,370	Rengo Co. Ltd. #	47,209
3,783	Sumitomo Forestry Co. Ltd. #	57,150
6,100	Sumitomo Metal Mining Ltd. #	232,712
		3,833,379
Number of Shares		Value

Luxembourg: 0.5%
14,237	ArcelorMittal #	$415,287
2,138	Tenaris SA (ADR)	77,802
1,064	Ternium SA (ADR)	37,048
		530,137
Malaysia: 1.8%
45,951	Genting Plantation Bhd	107,498
505,694	IOI Corp. Bhd #	569,182
72,578	Kuala Lumpur Kepong Bhd #	434,311
259,800	Malayan Banking Bhd #	578,627
2,700	Petronas Dagangan Bhd #	16,591
47,000	Press Metal Aluminium Holdings Bhd #	50,678
		1,756,887
Mexico: 0.8%
37,150	Gruma, SAB de CV	459,089
79,164	Grupo Mexico, SAB de CV	227,112
6,277	Industrias Penoles, SAB de CV	113,700
		799,901
Netherlands: 1.2%
33,912	Royal Dutch Shell Plc (GBP) #	1,214,951
Norway: 3.3%
73,640	Marine Harvest ASA #	1,463,089
30,197	Norsk Hydro ASA #	180,120
3,195	Norway Royal Salmon ASA	71,267
9,877	Statoil ASA #	260,979
31,274	Yara International ASA #	1,292,914
		3,268,369
Peru: 0.3%
11,480	Cia de Minas Buenaventura SA (ADR)	156,472
12,700	Hochschild Mining Plc (GBP) #	31,892
1,880	Southern Copper Corp. (USD)	88,116
		276,480
Poland: 0.2%
1,168	Jastrzebska Spolka Weglowa SA * #	23,769
3,007	KGHM Polska Miedz SA #	70,519
2,633	Polski Koncern Naftowy Orlen SA #	58,998
14,649	Polskie Gornictwo Naftowe I Gazownictwo SA #	22,313
		175,599
Portugal: 0.1%
3,910	Galp Energia, SGPS, SA #	74,367
5,499	Portucel-Empresa Productora de Pasta e Papel SA #	32,645
		107,012
Russia: 2.1%
6,064	Evraz Plc (GBP) #	40,489
4,313	Lukoil PJSC (ADR) #	293,723
15,047	MMC Norilsk Nickel PJSC (ADR) #	268,939
792	Novatek OAO (GDR) # Reg S	117,067
2,120	Novolipetsk Steel (GDR) # Reg S	51,368
60,016	OAO Gazprom (ADR) #	262,999
38,914	PhosAgro OAO (GDR) # Reg S	497,501
12,396	Polymetal International (GBP) #	109,569
10,555	Rosneft Oil Co. (GDR) # Reg S	65,403
3,769	Severstal OAO (GDR) # Reg S	54,888
32,346	Surgutneftegas OJSC (ADR) #	143,545
2,367	Tatneft PJSC (ADR) #	148,811
		2,054,302

See Notes to Financial Statements

21

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Singapore: 1.7%
1,184,319	Golden Agri-Resources Ltd. #	$264,241
644,864	Wilmar International Ltd. #	1,444,995
		1,709,236
South Africa: 1.0%
3,159	Anglo American Platinum Ltd. #	82,459
20,785	AngloGold Ashanti Ltd. (ADR)	170,645
895	Assore Ltd.	19,104
6,804	Astral Foods Ltd. #	141,730
38,911	Gold Fields Ltd. (ADR)	138,912
37,422	Impala Platinum Holdings Ltd. * † #	55,042
1,211	Kumba Iron Ore Ltd. #	25,940
17,914	Northam Platinum Ltd. * †	47,941
12,182	Sappi Ltd. #	81,122
5,362	Sasol Ltd. #	195,159
91,896	Sibanye Gold Ltd. * #	55,104
		1,013,158
South Korea: 1.1%
1,889	Hyundai Steel Co. #	89,110
280	Korea Zinc Co. Ltd. #	96,983
1,774	POSCO #	523,436
589	Samyang Corp. #	43,342
561	SK Energy Co. Ltd. #	101,613
306	SK Holdings Co. Ltd. * #	71,052
377	S-Oil Corp. #	37,022
2,343	Woongjin Coway Co. Ltd. #	182,225
		1,144,783
Spain: 0.4%
3,419	Acerinox SA #	45,167
9,643	Gamesa Corp. Tecnologica SA † #	128,872
11,556	Repsol YPF SA #	225,514
		399,553
Sweden: 0.5%
3,876	BillerudKorsnas AB #	54,702
6,048	Boliden AB #	195,425
2,177	Holmen AB #	49,368
1,572	Lundin Petroleum AB #	49,955
13,479	SSAB AB (B Shares) #	50,666
13,265	Svenska Cellulosa AB #	143,776
		543,892
Switzerland: 0.5%
108,401	Glencore Plc (GBP) #	514,860
Taiwan: 0.3%
276,472	China Steel Corp. #	214,768
14,920	Formosa Petrochemical Corp. #	59,857
		274,625
Thailand: 0.2%
12,600	PTT Exploration & Production PCL (NVDR) #	53,338
77,600	PTT PCL (NVDR) #	112,191
		165,529
Turkey: 0.1%
35,602	Eregli Demir ve Celik Fabrikalari TAS #	79,176
1,111	Tupras-Turkiye Petrol Rafinerileri AS #	26,261
		105,437
Number of Shares		Value

United Kingdom: 7.1%
31,064	Anglo American Plc † #	$689,911
167,982	BP Plc #	1,278,579
50,791	Centrica Plc #	105,501
177,707	CNH Industrial NV (USD) †	1,871,255
23,370	DS Smith Plc #	160,184
5,139	KAZ Minerals Plc * #	56,823
8,042	Mondi Plc #	217,040
18,006	Pennon Group Plc #	188,379
4,777	Randgold Resources Ltd. (ADR)	368,259
25,865	Rio Tinto Plc #	1,426,181
10,159	Severn Trent Plc #	264,984
3,970	TechnipFMC Plc (USD)	126,008
29,252	United Utilities Group Plc #	294,190
		7,047,294
United States: 46.9%
11,809	AGCO Corp.	717,042
3,809	Alcoa Corp. *	178,566
1,575	American States Water Co.	90,027
4,666	Anadarko Petroleum Corp.	341,784
1,281	Andeavor	168,042
4,716	Andersons, Inc.	161,287
3,454	Apache Corp.	161,474
7,625	Aqua America, Inc. †	268,247
100,022	Archer-Daniels-Midland Co.	4,584,008
18,225	Arconic, Inc.	310,007
3,826	Baker Hughes a GE Co.	126,373
25,145	Bunge Ltd.	1,752,858
4,172	Cabot Oil & Gas Corp.	99,294
2,058	California Water Service Group	80,159
41,716	CF Industries Holdings, Inc.	1,852,190
3,716	Chefs’ Warehouse, Inc. * †	105,906
1,829	Cheniere Energy, Inc. *	119,233
17,296	Chevron Corp.	2,186,733
864	Cimarex Energy Co.	87,903
9,444	Coeur Mining, Inc. *	71,774
2,579	Commercial Metals Co.	54,443
1,350	Concho Resources, Inc. *	186,772
10,635	ConocoPhillips	740,409
781	Continental Resources, Inc. *	50,578
4,210	Cree, Inc. *	175,010
29,448	Darling International, Inc. *	585,426
57,909	Deere & Co.	8,095,678
4,763	Devon Energy Corp.	209,381
889	Diamondback Energy, Inc.	116,966
1,373	Domtar Corp.	65,547
5,239	EOG Resources, Inc.	651,889
2,284	EQT Corp.	126,031
38,365	Exxon Mobil Corp.	3,173,936
3,496	First Solar, Inc. *	184,099
29,775	Freeport-McMoRan Copper & Gold, Inc.	513,916
6,782	Graphic Packaging Holding Co.	98,407
7,900	Halliburton Co.	355,974
20,341	Hecla Mining Co.	70,787
986	Helmerich & Payne, Inc.	62,867
2,425	Hess Corp.	162,208
1,606	HollyFrontier Corp.	109,899
12,919	Ingredion, Inc.	1,430,133
9,042	International Paper Co.	470,907

See Notes to Financial Statements

22

Number of Shares		Value

United States: (continued)
1,464	Itron, Inc. *	$87,913
17,178	Kinder Morgan, Inc.	303,535
1,924	Lindsay Corp. †	186,609
3,174	Louisiana-Pacific Corp.	86,396
7,693	Marathon Oil Corp.	160,476
62,697	Mosaic Co.	1,758,651
3,441	National Oilwell Varco, Inc.	149,339
1,808	Newfield Exploration Co. *	54,692
27,170	Newmont Mining Corp.	1,024,581
4,456	Noble Energy, Inc.	157,208
7,030	Nucor Corp.	439,375
6,928	Occidental Petroleum Corp.	579,735
3,718	ONEOK, Inc.	259,628
1,541	Ormat Technologies, Inc.	81,966
2,066	Packaging Corp. of America	230,958
3,801	Phillips 66	426,890
9,343	Pilgrim’s Pride Corp. *	188,075
1,542	Pioneer Natural Resources Co.	291,808
1,611	Reliance Steel & Aluminum Co.	141,027
1,447	Royal Gold, Inc.	134,339
12,530	Schlumberger Ltd.	839,886
48	Seaboard Corp.	190,212
5,220	Steel Dynamics, Inc.	239,859
15,929	Tahoe Resources, Inc.	78,371
1,987	Targa Resources Corp.	98,337
9,128	The Southern Co.	422,718
22,377	Tractor Supply Co.	1,711,617
53,225	Tyson Foods, Inc.	3,664,541
3,889	United States Steel Corp.	135,143
3,922	Valero Energy Corp.	434,675
5,586	WestRock Co.	318,514
16,537	Weyerhaeuser Co.	602,939
7,491	Williams Companies, Inc.	203,081
967	Worthington Industries, Inc.	40,585
		46,877,849
Total Common Stocks (Cost: $93,808,372)		100,244,418
RIGHTS: 0.0% (Cost: $6,466)
Spain: 0.0%
11,479	Repsol SA Rights (EUR 0.46, expiring 07/09/18) *	6,515
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $93,814,838)		100,250,933
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5%

Repurchase Agreements: 1.5%
$455,039	Repurchase agreement dated 6/29/18 with Citigroup Global Markets, Inc., 2.10%, due 7/2/18, proceeds $455,119; (collateralized by various U.S. government and agency obligations, 0.00% to 2.63%, due 6/15/21 to 9/9/49, valued at $464,140 including accrued interest)	$455,039
1,000,000	Repurchase agreement dated 6/29/18 with Goldman Sachs and Co. LLC, 2.07%, due 7/2/18, proceeds $1,000,173; (collateralized by various U.S. government and agency obligations, 2.50% to 8.50%, due 7/1/24 to 2/1/48, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $1,455,039)		1,455,039
Total Investments: 101.8% (Cost: $95,269,877)		101,705,972
Liabilities in excess of other assets: (1.8)%		(1,759,427)
NET ASSETS: 100.0%		$99,946,545

See Notes to Financial Statements

23

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,346,477.
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $34,368,463 which represents 34.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $393,678, or 0.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	1.9%	$1,950,992
Consumer Staples	21.0	20,999,295
Energy	24.2	24,302,754
Financials	0.6	578,627
Industrials	12.2	12,231,875
Information Technology	0.4	447,022
Materials	36.2	36,237,777
Real Estate	0.7	691,370
Utilities	2.8	2,811,221
	100.0%	$100,250,933

See Notes to Financial Statements

24

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Argentina	$246,499	$—	$—	$246,499
Australia	—	4,589,450	—	4,589,450
Austria	—	245,817	—	245,817
Brazil	1,512,335	—	—	1,512,335
Canada	12,987,449	—	—	12,987,449
Chile	171,595	99,168	—	270,763
China / Hong Kong	—	1,754,303	—	1,754,303
Denmark	—	544,629	—	544,629
Finland	—	374,698	—	374,698
France	—	2,141,972	—	2,141,972
Germany	—	492,426	—	492,426
Hungary	—	41,422	—	41,422
India	—	405,469	—	405,469
Indonesia	—	188,490	—	188,490
Ireland	—	208,491	—	208,491
Italy	—	426,972	—	426,972
Japan	—	3,833,379	—	3,833,379
Luxembourg	114,850	415,287	—	530,137
Malaysia	107,498	1,649,389	—	1,756,887
Mexico	799,901	—	—	799,901
Netherlands	—	1,214,951	—	1,214,951
Norway	71,267	3,197,102	—	3,268,369
Peru	244,588	31,892	—	276,480
Poland	—	175,599	—	175,599
Portugal	—	107,012	—	107,012
Russia	—	2,054,302	—	2,054,302
Singapore	—	1,709,236	—	1,709,236
South Africa	376,602	636,556	—	1,013,158
South Korea	—	1,144,783	—	1,144,783
Spain	—	399,553	—	399,553
Sweden	—	543,892	—	543,892
Switzerland	—	514,860	—	514,860
Taiwan	—	274,625	—	274,625
Thailand	—	165,529	—	165,529
Turkey	—	105,437	—	105,437
United Kingdom	2,365,522	4,681,772	—	7,047,294
United States	46,877,849	—	—	46,877,849
Rights	6,515	—	—	6,515
Repurchase Agreements	—	1,455,039	—	1,455,039
Total	$65,882,470	$35,823,502	$—	$101,705,972

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $1,355,272. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

25

VANECK VECTORS OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.2%
Australia: 4.2%
100,654	Caltex Australia Ltd. #	$2,418,386
Austria: 4.6%
46,617	OMV AG #	2,635,990
China / Hong Kong: 1.3%
12,569	Sinopec Shanghai Petrochemical Co. Ltd. (ADR)	753,889
Finland: 5.0%
36,133	Neste Oil Oyj #	2,826,401
Hungary: 2.2%
129,371	MOL Hungarian Oil & Gas Plc #	1,245,358
India: 7.3%
147,829	Reliance Industries Ltd. (GDR) # 144A	4,142,729
Japan: 14.9%
25,700	Cosmo Energy Holdings Co. Ltd. #	899,580
69,300	Idemitsu Kosan Co. Ltd. #	2,463,307
547,000	JX Holdings, Inc. #	3,793,251
89,200	Showa Shell Sekiyu KK #	1,328,382
		8,484,520
Poland: 4.0%
101,290	Polski Koncern Naftowy Orlen SA #	2,269,625
Portugal: 4.7%
141,135	Galp Energia, SGPS, SA #	2,684,330
Number of Shares		Value

South Korea: 7.1%
13,979	SK Energy Co. Ltd. #	$2,531,993
15,306	S-Oil Corp. #	1,503,079
		4,035,072
Taiwan: 4.5%
645,000	Formosa Petrochemical Corp. #	2,587,664
Thailand: 3.3%
4,660,000	IRPC PCL (NVDR) #	815,005
456,300	Thai Oil PCL (NVDR) #	1,069,688
		1,884,693
Turkey: 2.2%
53,755	Tupras-Turkiye Petrol Rafinerileri AS #	1,270,630
United States: 34.9%
22,748	Andeavor	2,984,083
20,265	Delek US Holdings, Inc.	1,016,695
35,457	HollyFrontier Corp.	2,426,323
49,324	Marathon Petroleum Corp.	3,460,572
24,853	PBF Energy, Inc.	1,042,086
40,988	Phillips 66	4,603,362
39,449	Valero Energy Corp.	4,372,133
		19,905,254
Total Common Stocks: 100.2% (Cost: $55,875,297)		57,144,541
Liabilities in excess of other assets: (0.2)%		(103,765)
NET ASSETS: 100.0%		$57,040,776

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $36,485,398 which represents 64.0% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $4,142,729, or 7.3% of net assets.

Summary of Investments by Sector	% of Investments	Value
Energy	98.7%	$56,390,652
Materials	1.3	753,889
	100.0%	$57,144,541

See Notes to Financial Statements

26

The summary of inputs used to value the Fund’s investments as of The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$2,418,386	$—	$2,418,386
Austria	—	2,635,990	—	2,635,990
China / Hong Kong	753,889	—	—	753,889
Finland	—	2,826,401	—	2,826,401
Hungary	—	1,245,358	—	1,245,358
India	—	4,142,729	—	4,142,729
Japan	—	8,484,520	—	8,484,520
Poland	—	2,269,625	—	2,269,625
Portugal	—	2,684,330	—	2,684,330
South Korea	—	4,035,072	—	4,035,072
Taiwan	—	2,587,664	—	2,587,664
Thailand	—	1,884,693	—	1,884,693
Turkey	—	1,270,630	—	1,270,630
United States	19,905,254	—	—	19,905,254
Total	$20,659,143	$36,485,398	$—	$57,144,541

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $274,073. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

27

VANECK VECTORS OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Luxembourg: 5.2%
2,257,893	Tenaris SA (ADR)	$82,164,726
Netherlands: 4.7%
583,287	Core Laboratories NV (USD) †	73,616,652
Switzerland: 6.5%
5,624,856	Transocean, Inc. (USD) * †	75,598,065
8,353,664	Weatherford International Plc (USD) * †	27,483,555
		103,081,620
United Kingdom: 9.6%
6,566,659	Ensco Plc CL A (USD) †	47,673,944
3,729,386	Noble Corp. Plc (USD) *	23,607,013
2,549,933	TechnipFMC Plc (USD)	80,934,873
		152,215,830
United States: 74.0%
2,101,185	Baker Hughes a GE Co.	69,402,141
1,000,238	C&J Energy Services, Inc. *	23,605,617
854,851	Covia Holdings Corp. * †	15,866,035
1,278,521	Diamond Offshore Drilling, Inc. * †	26,669,948
389,399	Dril-Quip, Inc. *	20,015,109
5,046,148	Halliburton Co.	227,379,429
1,139,462	Helmerich & Payne, Inc. †	72,652,097
2,401,720	McDermott International, Inc. *	47,193,798
4,591,052	Nabors Industries Ltd.	29,428,643
1,919,621	National Oilwell Varco, Inc.	83,311,551
1,418,088	Oceaneering International, Inc.	36,104,520
708,405	Oil States International, Inc. *	22,739,800
3,827,275	Patterson-UTI Energy, Inc.	68,890,950
1,913,068	Rowan Companies Plc * †	31,029,963
1,600,336	RPC, Inc. †	23,316,896
4,718,310	Schlumberger Ltd.	316,268,319
2,504,013	Superior Energy Services, Inc. *	24,389,087
1,283,243	US Silica Holdings, Inc. †	32,966,513
		1,171,230,416
Total Common Stocks (Cost: $2,339,002,370)		1,582,309,244

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 12.7%

Repurchase Agreements: 12.7%
$47,493,335	Repurchase agreement dated 6/29/18 with Citigroup Global Markets, Inc., 2.12%, due 7/2/18, proceeds $47,501,725; (collateralized by various U.S. government and agency obligations, 0.00% to 8.75%, due 7/5/18 to 8/20/67, valued at $48,443,202 including accrued interest)	47,493,335
Principal Amount		Value

Repurchase Agreements: (continued)
$5,809,542	Repurchase agreement dated 6/29/18 with Credit Agricole CIB, 2.07%, due 7/2/18, proceeds $5,810,544; (collateralized by various U.S. government and agency obligations, 0.00% to 1.63%, due 2/15/26 to 5/15/44, valued at $5,925,734 including accrued interest)	$5,809,542
47,493,335	Repurchase agreement dated 6/29/18 with Deutsche Bank Securities, Inc., 2.12%, due 7/2/18, proceeds $47,501,725; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/27/18 to 9/6/44, valued at $48,443,202 including accrued interest)	47,493,335
4,178,173	Repurchase agreement dated 6/29/18 with J.P. Morgan Securities LLC, 2.10%, due 7/2/18, proceeds $4,178,904; (collateralized by various U.S. government and agency obligations, 1.25% to 2.63%, due 1/31/20 to 11/30/21, valued at $4,261,772 including accrued interest)	4,178,173
47,493,335	Repurchase agreement dated 6/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.12%, due 7/2/18, proceeds $47,501,725; (collateralized by U.S. government agency obligations, 4.00%, due 6/20/47, valued at $48,443,202 including accrued interest)	47,493,335
47,493,335	Repurchase agreement dated 6/29/18 with RBC Capital Markets LLC, 2.10%, due 7/2/18, proceeds $47,501,646; (collateralized by various U.S. government and agency obligations, 2.00% to 8.00%, due 8/1/19 to 7/1/48, valued at $48,443,202 including accrued interest)	47,493,335
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $199,961,055)		199,961,055
Total Investments: 112.7% (Cost: $2,538,963,425)		1,782,270,299
Liabilities in excess of other assets: (12.7)%		(200,206,749)
NET ASSETS: 100.0%		$1,582,063,550

See Notes to Financial Statements

28

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $194,753,721.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas Drilling	23.7%	$375,550,623
Oil & Gas Equipment & Services	76.3	1,206,758,621
	100.0%	$1,582,309,244

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,582,309,244	$—	$—	$1,582,309,244
Repurchase Agreements	—	199,961,055	—	199,961,055
Total	$1,582,309,244	$199,961,055	$—	$1,782,270,299

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2018.

See Notes to Financial Statements

29

VANECK VECTORS RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.1%
Australia: 23.1%
23,439,467	Altura Mining Ltd. * † #	$5,607,769
2,995,481	Galaxy Resources Ltd. * † #	6,693,468
1,283,123	Iluka Resources Ltd. #	10,581,165
1,782,778	Orocobre Ltd. * † #	6,807,139
11,261,701	Pilbara Minerals Ltd. * † #	7,185,886
		36,875,427
Canada: 8.6%
1,316,139	Lithium Americas Corp. * †	7,033,682
10,301,553	Nemaska Lithium, Inc. * †	6,656,521
		13,690,203
China / Hong Kong: 29.3%
12,289,418	China Molybdenum Co. Ltd. #	11,608,371
6,544,887	China Northern Rare Earth Group High-Tech Co. Ltd. #	11,219,369
138,812,964	North Mining Shares Co. Ltd. *	1,822,424
4,179,030	Xiamen Tungsten Co. Ltd. #	9,544,310
859,770	Zhejiang Huayou Cobalt Co. Ltd. * #	12,607,051
		46,801,525
France: 4.4%
53,801	Eramet SA #	7,056,625
Japan: 12.5%
495,600	Daiichi Kigenso Kagaku-Kogyo Co. Ltd. † #	5,304,447
473,592	OSAKA Titanium Technologies Co. #	7,056,314
840,947	Toho Titanium Co. Ltd. † #	7,703,562
		20,064,323
Malaysia: 4.5%
4,205,898	Lynas Corp. Ltd. (AUD) * #	7,246,253
Netherlands: 5.8%
164,596	AMG Advanced Metallurgical Group NV #	9,202,676
South Africa: 4.7%
353,525	Assore Ltd.	7,545,994
United States: 5.2%
423,871	Tronox Ltd. †	8,341,781
Total Common Stocks (Cost: $167,740,273)		156,824,807
PREFERRED STOCKS: 2.8%
Brazil: 2.8% (Cost: $3,241,327)
948,023	Cia de Ferro Ligas da Bahia	4,484,592
Total Investments Before Collateral for Securities Loaned: 100.9% (Cost: $170,981,600)		161,309,399
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 20.2%

Repurchase Agreements: 20.2%
$7,673,962	Repurchase agreement dated 6/29/18 with Citigroup Global Markets, Inc., 2.12%, due 7/2/18, proceeds $7,675,318; (collateralized by various U.S. government and agency obligations, 0.00% to 8.75%, due 7/5/18 to 8/20/67, valued at $7,827,441 including accrued interest)	$7,673,962
1,613,853	Repurchase agreement dated 6/29/18 with Credit Agricole CIB, 2.07%, due 7/2/18, proceeds $1,614,131; (collateralized by various U.S. government and agency obligations, 0.00% to 1.63%, due 2/15/26 to 5/15/44, valued at $1,646,130 including accrued interest)	1,613,853
7,673,962	Repurchase agreement dated 6/29/18 with Deutsche Bank Securities, Inc., 2.12%, due 7/2/18, proceeds $7,675,318; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/27/18 to 9/6/44, valued at $7,827,441 including accrued interest)	7,673,962
7,673,962	Repurchase agreement dated 6/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.12%, due 7/2/18, proceeds $7,675,318; (collateralized by U.S. government agency obligations, 4.00%, due 6/20/47, valued at $7,827,441 including accrued interest)	7,673,962
7,673,962	Repurchase agreement dated 6/29/18 with RBC Capital Markets LLC, 2.10%, due 7/2/18, proceeds $7,675,305; (collateralized by various U.S. government and agency obligations, 2.00% to 8.00%, due 8/1/19 to 7/1/48, valued at $7,827,441 including accrued interest)	7,673,962
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $32,309,701)		32,309,701
Total Investments: 121.1% (Cost: $203,291,301)		193,619,100
Liabilities in excess of other assets: (21.1)%		(33,710,515)
NET ASSETS: 100.0%		$159,908,585

See Notes to Financial Statements

30

Definitions:

AUD	Australian Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $29,627,886.
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $125,424,405 which represents 78.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Commodity Chemicals	5.2%	$8,341,781
Diversified Metals & Mining	30.4	49,012,337
Materials	61.6	99,470,689
Steel	2.8	4,484,592
	100.0%	$161,309,399

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$36,875,427	$—	$36,875,427
Canada	13,690,203	—	—	13,690,203
China / Hong Kong	1,822,424	44,979,101	—	46,801,525
France	—	7,056,625	—	7,056,625
Japan	—	20,064,323	—	20,064,323
Malaysia	—	7,246,253	—	7,246,253
Netherlands	—	9,202,676	—	9,202,676
South Africa	7,545,994	—	—	7,545,994
United States	8,341,781	—	—	8,341,781
Preferred Stocks	4,484,592	—	—	4,484,592
Repurchase Agreements	—	32,309,701	—	32,309,701
Total	$35,884,994	$157,734,106	$—	$193,619,100

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $23,013,506. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

31

VANECK VECTORS STEEL ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Brazil: 16.9%
1,597,393	Cia Siderurgica Nacional SA (ADR) * †	$3,226,734
1,519,820	Gerdau SA (ADR)	5,380,163
938,392	Vale SA (ADR)	12,030,185
		20,637,082
India: 7.5%
671,190	Vedanta Ltd. (ADR)	9,128,184
Luxembourg: 21.1%
199,400	ArcelorMittal (USD) †	5,738,732
213,145	Tenaris SA (ADR) †	7,756,347
354,432	Ternium SA (ADR)	12,341,322
		25,836,401
Russia: 1.2%
489,965	Mechel PJSC (ADR) *	1,533,591
South Korea: 4.5%
73,694	POSCO (ADR)	5,462,199
United Kingdom: 12.7%
279,647	Rio Tinto Plc (ADR) †	15,514,816
United States: 36.2%
370,630	AK Steel Holding Corp. * †	1,608,534
148,138	Allegheny Technologies, Inc. * †	3,721,227
55,030	Carpenter Technology Corp.	2,892,927
350,051	Cleveland-Cliffs, Inc. * †	2,950,930
136,293	Commercial Metals Co.	2,877,145
38,056	Gibraltar Industries, Inc. *	1,427,100
86,452	Nucor Corp.	5,403,250
12,934	Olympic Steel, Inc.	263,983
60,985	Reliance Steel & Aluminum Co.	5,338,627
43,796	Ryerson Holding Corp. *	488,325
31,849	Schnitzer Steel Industries, Inc.	1,073,311
120,579	Steel Dynamics, Inc.	5,540,605
75,953	SunCoke Energy, Inc. *	1,017,770
52,260	TimkenSteel Corp. * †	854,451
158,422	United States Steel Corp.	5,505,165
8,543	Universal Stainless & Alloy, Inc. *	202,213
73,921	Worthington Industries, Inc.	3,102,464
		44,268,027
Total Common Stocks (Cost: $125,380,562)		122,380,300

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 22.3%

Repurchase Agreements: 22.3%
$6,475,502	Repurchase agreement dated 6/29/18 with Citigroup Global Markets, Inc., 2.12%, due 7/2/18, proceeds $6,476,646; (collateralized by various U.S. government and agency obligations, 0.00% to 8.75%, due 7/5/18 to 8/20/67, valued at $6,605,012 including accrued interest)	6,475,502
Principal Amount		Value

Repurchase Agreements: (continued)
$6,475,502	Repurchase agreement dated 6/29/18 with Credit Agricole CIB, 2.07%, due 7/2/18, proceeds $6,476,619; (collateralized by various U.S. government and agency obligations, 0.00% to 1.63%, due 2/15/26 to 5/15/44, valued at $6,605,013 including accrued interest)	$6,475,502
6,475,502	Repurchase agreement dated 6/29/18 with Deutsche Bank Securities, Inc., 2.12%, due 7/2/18, proceeds $6,476,646; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/27/18 to 9/6/44, valued at $6,605,012 including accrued interest)	6,475,502
529,373	Repurchase agreement dated 6/29/18 with J.P. Morgan Securities LLC, 2.10%, due 7/2/18, proceeds $529,466; (collateralized by various U.S. government and agency obligations, 1.25% to 2.63%, due 1/31/20 to 11/30/21, valued at $539,965 including accrued interest)	529,373
6,475,502	Repurchase agreement dated 6/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.12%, due 7/2/18, proceeds $6,476,646; (collateralized by U.S. government agency obligations, 4.00%, due 6/20/47, valued at $6,605,012 including accrued interest)	6,475,502
833,485	Repurchase agreement dated 6/29/18 with Nomura Securities International, Inc., 2.12%, due 7/2/18, proceeds $833,632; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 7/15/18 to 5/20/68, valued at $850,155 including accrued interest)	833,485
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $27,264,866)		27,264,866
Total Investments: 122.4% (Cost: $152,645,428)		149,645,166
Liabilities in excess of other assets: (22.4)%		(27,338,529)
NET ASSETS: 100.0%		$122,306,637

See Notes to Financial Statements

32

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $26,514,488.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	6.3%	$7,756,347
Industrials	1.2	1,427,100
Materials	92.5	113,196,853
	100.0%	$122,380,300

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$122,380,300	$—	$—	$122,380,300
Repurchase Agreements	—	27,264,866	—	27,264,866
Total	$122,380,300	$27,264,866	$—	$149,645,166

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2018.

See Notes to Financial Statements

33

VANECK VECTORS UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Canada: 15.2%
90,219	ARC Resources Ltd.	$931,373
263,505	Cenovus Energy, Inc. (USD)	2,735,182
150,453	Crescent Point Energy Corp. (USD)	1,105,830
195,371	EnCana Corp. (USD)	2,549,592
70,952	Enerplus Corp. (USD)	893,995
87,388	Husky Energy, Inc.	1,361,192
32,491	Peyto Exploration & Development Corp. †	249,959
50,497	PrairieSky Royalty Ltd. †	996,159
67,469	Seven Generations Energy Ltd. *	743,187
64,658	Tourmaline Oil Corp.	1,154,598
99,159	Whitecap Resources, Inc.	671,638
		13,392,705
United States: 84.6%
84,000	Anadarko Petroleum Corp.	6,153,000
50,536	Antero Resources Corp. * †	1,078,944
74,203	Apache Corp.	3,468,990
70,657	Cabot Oil & Gas Corp.	1,681,637
12,368	Carrizo Oil & Gas, Inc. * †	344,449
31,339	Centennial Resource Development, Inc. *	565,982
187,619	Chesapeake Energy Corp. * †	983,124
21,020	Cimarex Energy Co.	2,138,575
30,945	CNX Resources Corp. *	550,202
20,738	Concho Resources, Inc. *	2,869,102
26,154	Continental Resources, Inc. *	1,693,733
115,282	Devon Energy Corp.	5,067,797
14,004	Diamondback Energy, Inc.	1,842,506
15,812	Energen Corp. *	1,151,430
57,406	EOG Resources, Inc.	7,143,029
54,629	EQT Corp.	3,014,428
34,725	Gulfport Energy Corp. * †	436,493
44,357	Hess Corp.	2,967,040
24,534	Laredo Petroleum, Inc. *	236,017
173,084	Marathon Oil Corp.	3,610,532
21,227	Matador Resources Co. * †	637,871
24,071	Murphy Oil Corp.	812,878
14,195	National Fuel Gas Co.	751,767
32,992	Newfield Exploration Co. *	998,008
80,026	Noble Energy, Inc.	2,823,317
60,693	Oasis Petroleum, Inc. *	787,188
77,114	Occidental Petroleum Corp.	6,452,900
54,779	Parsley Energy, Inc. *	1,658,708
10,913	PDC Energy, Inc. *	659,691
28,364	Pioneer Natural Resources Co.	5,367,603
57,178	QEP Resources, Inc. *	701,002
41,895	Range Resources Corp.	700,903
32,803	RSP Permian, Inc. *	1,443,988
14,241	SM Energy Co. †	365,851
132,648	Southwestern Energy Co. *	703,035
17,393	Whiting Petroleum Corp. *	916,959
90,335	WPX Energy, Inc. *	1,628,740
		74,407,419
Total Common Stocks (Cost: $86,977,513)		87,800,124
Number of Shares		Value

MONEY MARKET FUND: 0.2% (Cost: $184,363)
184,363	Dreyfus Government Cash Management Fund — Institutional Shares	$184,363
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $87,161,876)		87,984,487

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.5%

Repurchase Agreements: 3.5%
$1,000,000	Repurchase agreement dated 6/29/18 with Citigroup Global Markets, Inc., 2.10%, due 7/2/18, proceeds $1,000,175; (collateralized by various U.S. government and agency obligations, 0.00% to 2.63%, due 6/15/21 to 9/9/49, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 6/29/18 with Deutsche Bank Securities, Inc., 2.12%, due 7/2/18, proceeds $1,000,177; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/27/18 to 9/6/44, valued at $1,020,000 including accrued interest)	1,000,000
82,984	Repurchase agreement dated 6/29/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.10%, due 7/2/18, proceeds $82,999; (collateralized by various U.S. government and agency obligations, 0.13% to 1.63%, due 8/31/22 to 7/15/24, valued at $84,644 including accrued interest)	82,984
1,000,000	Repurchase agreement dated 6/29/18 with Nomura Securities International, Inc. , 2.12%, due 7/2/18, proceeds $1,000,177; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 7/15/18 to 5/20/68, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $3,082,984)		3,082,984
Total Investments: 103.5% (Cost: $90,244,860)		91,067,471
Liabilities in excess of other assets: (3.5)%		(3,095,599)
NET ASSETS: 100.0%		$87,971,872

See Notes to Financial Statements

34

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,947,856.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gas Utilities	0.9%	$751,767
Integrated Oil & Gas	12.0	10,549,274
Oil & Gas Exploration & Production	86.9	76,499,083
Money Market Fund	0.2	184,363
	100.0%	$87,984,487

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$87,800,124	$—	$—	$87,800,124
Money Market Fund	184,363	—	—	184,363
Repurchase Agreements	—	3,082,984	—	3,082,984
Total	$87,984,487	$3,082,984	$—	$91,067,471

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2018.

See Notes to Financial Statements

35

VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2018 (unaudited)

Number of Shares		Value
	’
COMMON STOCKS: 99.8%
Canada: 3.8%
86,786	Cameco Corp. (USD)	$976,343
66,477	NexGen Energy Ltd. * †	122,801
		1,099,144
China / Hong Kong: 2.3%
2,604,000	CGN Power Co. Ltd. † # Reg S 144A	672,393
Czech Republic: 3.1%
37,649	CEZ AS #	890,019
Finland: 4.4%
53,138	Fortum OYJ #	1,265,430
France: 4.6%
96,362	Electricite de France SA #	1,321,983
Japan: 14.7%
40,700	Hokuriku Electric Power Co. * #	408,606
108,100	Kansai Electric Power Co., Inc. #	1,575,826
88,500	Kyushu Electric Power Co., Inc. #	987,720
275,800	Tokyo Electric Power Co., Inc. * #	1,283,421
		4,255,573
South Korea: 4.8%
2,496	KEPCO Engineering & Construction Co., Inc. #	59,545
4,094	KEPCO Plant Service & Engineering Co. Ltd. #	130,949
83,662	Korea Electric Power Corp. (ADR) †	1,199,713
		1,390,207
Spain: 4.3%
56,550	Endesa SA † #	1,243,360
United States: 57.8%
24,862	Ameren Corp.	1,512,853
14,416	BWX Technologies, Inc.	898,405
36,442	Dominion Resources, Inc.	2,484,616
30,767	Duke Energy Corp.	2,433,054
6,450	El Paso Electric Co.	381,195
16,568	Entergy Corp.	1,338,529
49,585	Exelon Corp.	2,112,321
41,014	PG&E Corp.	1,745,556
17,071	Pinnacle West Capital Corp.	1,375,240
11,706	PNM Resources, Inc.	455,363
35,836	Public Service Enterprise Group, Inc.	1,940,161
		16,677,293
Total Common Stocks (Cost: $27,668,293)		28,815,402
MONEY MARKET FUND: 0.1%
(Cost: $40,590)
40,590	Dreyfus Government Cash Management Fund — Institutional Shares	40,590
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $27,708,883)		28,855,992
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 9.0%
Repurchase Agreements: 9.0%
$609,573	Repurchase agreement dated 6/29/18 with Citigroup Global Markets, Inc., 2.10%, due 7/2/18, proceeds $609,680; (collateralized by various U.S. government and agency obligations, 0.00% to 2.63%, due 6/15/21 to 9/9/49, valued at $621,764 including accrued interest)	$609,573
1,000,000	Repurchase agreement dated 6/29/18 with Deutsche Bank Securities, Inc., 2.12%, due 7/2/18, proceeds $1,000,177; (collateralized by various U.S. government and agency obligations, 0.00% to 7.25%, due 7/27/18 to 9/6/44, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 6/29/18 with Nomura Securities International, Inc., 2.12%, due 7/2/18, proceeds $1,000,177; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 7/15/18 to 5/20/68, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $2,609,573)		2,609,573
Total Investments: 108.9% (Cost: $30,318,456)		31,465,565
Liabilities in excess of other assets: (8.9)%		(2,584,062)
NET ASSETS: 100.0%		$28,881,503

See Notes to Financial Statements

36

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,461,597.
#	Security has been fair valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9,839,252 which represents 34.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $672,393, or 2.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	3.8%	$1,099,144
Industrials	3.8	1,088,899
Utilities	92.3	26,627,359
Money Market Fund	0.1	40,590
	100.0%	$28,855,992

The summary of inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$1,099,144	$—	$—	$1,099,144
China / Hong Kong	—	672,393	—	672,393
Czech Republic	—	890,019	—	890,019
Finland	—	1,265,430	—	1,265,430
France	—	1,321,983	—	1,321,983
Japan	—	4,255,573	—	4,255,573
South Korea	1,199,713	190,494	—	1,390,207
Spain	—	1,243,360	—	1,243,360
United States	16,677,293	—	—	16,677,293
Money Market Fund	40,590	—	—	40,590
Repurchase Agreements	—	2,609,573	—	2,609,573
Total	$19,016,740	$12,448,825	$—	$31,465,565

During the period ended June 30, 2018, transfers of securities from Level 1 to Level 2 were $769,646. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

37

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2018 (unaudited)

	Agribusiness ETF	Coal ETF	Global Alternative Energy ETF	Gold Miners ETF	Junior Gold Miners ETF

Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$836,472,882	$99,979,912	$86,077,481	$4,042,492,404	$636,514,498
Affiliated issuers (3)	—	—	—	4,466,243,827	4,260,943,666
Short-term investments held as collateral for securities loaned (4)	32,478,567	—	19,120,980	146,400,476	228,820,345
Cash	—	520	—	—	—
Cash denominated in foreign currency, at value (5)	123,078	14	59,883	3,465,494	522,559
Receivables:
Investment securities sold	126,857	—	27,163	3,463,845	522,568
Shares sold	—	—	—	21,339	—
Dividends and interest	2,098,154	797,548	253,936	932,599	1,158,399
Prepaid expenses	8,135	3,195	3,043	69,849	37,046
Total assets	871,307,673	100,781,189	105,542,486	8,663,089,833	5,128,519,081

Liabilities:
Payables:
Investment securities purchased	126,921	—	27,174	3,465,493	522,816
Collateral for securities loaned	32,478,567	—	19,120,980	146,400,476	228,820,345
Line of credit	1,210,183	364,331	120,116	—	—
Shares redeemed	—	—	—	—	16,898
Due to Adviser	354,691	36,849	35,626	3,230,405	1,955,117
Due to custodian	—	—	—	—	—
Deferred Trustee fees	434,057	21,033	10,977	794,208	175,882
Accrued expenses	248,572	86,020	56,273	616,257	414,753
Total liabilities	34,852,991	508,233	19,371,146	154,506,839	231,905,811
NET ASSETS	$836,454,682	$100,272,956	$86,171,340	$8,508,582,994	$4,896,613,270
Shares outstanding	13,450,000	6,350,000	1,483,298	382,002,500	149,937,446
Net asset value, redemption and offering price per share	$62.19	$15.79	$58.09	$22.27	$32.66

Net assets consist of:
Aggregate paid in capital	$1,488,168,875	$415,245,926	$204,651,333	$18,515,209,837	$9,163,325,572
Net unrealized appreciation (depreciation)	50,163,118	(2,126,105)	5,074,984	(975,721,047)	101,538,381
Undistributed (accumulated) net investment income (loss)	6,551,589	2,937,175	1,426,590	14,930,837	(29,389,403)
Accumulated net realized gain (loss)	(708,428,900)	(315,784,040)	(124,981,567)	(9,045,836,633)	(4,338,861,280)
	$836,454,682	$100,272,956	$86,171,340	$8,508,582,994	$4,896,613,270
(1) Value of securities on loan	$31,305,106	$—	$18,532,054	$140,843,706	$217,615,907
(2) Cost of investments – Unaffiliated issuers	$786,279,116	$102,105,636	$81,005,727	$4,442,899,018	$769,711,387
(3) Cost of investments – Affiliated issuers	$—	$—	$—	$5,041,560,465	$4,026,209,721
(4) Cost of short-term investments held as collateral for securities loaned	$32,478,567	$—	$19,120,980	$146,400,476	$228,820,345
(5) Cost of cash denominated in foreign currency	$123,806	$14	$58,948	$3,465,493	$522,558

See Notes to Financial Statements

38

Natural Resources ETF	Oil Refiners ETF	Oil Services ETF	Rare Earth/ Strategic Metals ETF	Steel ETF	Unconventional Oil & Gas ETF	Uranium+Nuclear Energy ETF

$100,250,933	$57,144,541	$1,582,309,244	$161,309,399	$122,380,300	$87,984,487	$28,855,992
—	—	—	—	—	—	—

1,455,039	—	199,961,055	32,309,701	27,264,866	3,082,984	2,609,573
21,008	—	—	32	3,245	10,966	—
97,885	20,662	—	440,658	—	3,592	24,578

44,078	17,807	—	—	3,524,698	3,563	62,760
—	—	1,259	—	—	—	—
318,797	142,757	2,653,218	343,917	60,497	89,879	152,574
3,187	2,562	13,516	2,778	1,071	2,920	2,770
102,190,927	57,328,329	1,784,938,292	194,406,485	153,234,677	91,178,391	31,708,247

44,292	17,753	—	1,296	3,428,799	3,592	62,690
1,455,039	—	199,961,055	32,309,701	27,264,866	3,082,984	2,609,573
564,360	186,189	2,218,824	2,006,140	80,377	—	—
—	—	1,698	—	—	—	—
37,535	21,329	417,098	74,383	51,798	29,197	6,022
—	5,145	—	—	—	—	61,895
11,056	42	133,448	12,964	16,134	3,003	10,485
132,100	57,095	142,619	93,416	86,066	87,743	76,079
2,244,382	287,553	202,874,742	34,497,900	30,928,040	3,206,519	2,826,744
$99,946,545	$57,040,776	$1,582,063,550	$159,908,585	$122,306,637	$87,971,872	$28,881,503
2,700,000	1,800,000	60,210,863	6,874,962	2,700,000	5,050,000	566,632

$37.02	$31.69	$26.28	$23.26	$45.30	$17.42	$50.97

$126,815,461	$54,972,494	$2,440,028,984	$399,837,916	$253,120,283	$124,500,830	$150,249,574
6,430,599	1,269,367	(756,693,126)	(9,678,321)	(3,000,262)	822,610	1,148,185

1,283,013	491,257	11,947,759	3,904,005	2,339,398	212,292	1,174,858
(34,582,528)	307,658	(113,220,067)	(234,155,015)	(130,152,782)	(37,563,860)	(123,691,114)
$99,946,545	$57,040,776	$1,582,063,550	$159,908,585	$122,306,637	$87,971,872	$28,881,503
$1,346,477	$—	$194,753,721	$29,627,886	$26,514,488	$2,947,856	$2,461,597
$93,814,838	$55,875,297	$2,339,002,370	$170,981,600	$125,380,562	$87,161,876	$27,708,883
$—	$—	$—	$—	$—	$—	$—

$1,455,039	$—	$199,961,055	$32,309,701	$27,264,866	$3,082,984	$2,609,573
$97,998	$20,755	$—	$446,760	$—	$3,592	$24,664

See Notes to Financial Statements

39

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2018 (unaudited)

	Agribusiness ETF	Coal ETF	Global Alternative Energy ETF	Gold Miners ETF	Junior Gold Miners ETF

Income:
Dividends – unaffiliated issuers	$9,723,805	$3,574,394	$763,342	$21,515,899	$932,574
Dividends – affiliated issuers	—	—	—	30,026,549	21,102,696
Securities lending income	299,008	20,803	159,957	997,152	2,298,285
Foreign taxes withheld	(717,199)	(381,828)	(56,699)	(3,137,829)	(998,212)
Total income	9,305,614	3,213,369	866,600	49,401,771	23,335,343

Expenses:
Management fees	2,187,094	248,803	224,116	19,181,468	11,247,393
Professional fees	19,979	27,558	27,999	158,624	94,737
Insurance	3,714	401	384	40,536	20,124
Trustees’ fees and expenses	7,677	302	189	85,681	35,293
Reports to shareholders	30,525	15,974	13,594	195,051	95,089
Indicative optimized portfolio value fee	3,139	1,750	2,478	—	2,481
Custodian fees	44,394	6,206	6,660	164,177	121,606
Registration fees	2,479	2,482	2,482	90,141	35,517
Transfer agent fees	1,260	1,260	1,260	1,258	1,260
Fund accounting fees	25,168	3,348	2,796	—	127,481
Interest	24,588	4,120	1,889	49,158	5,213
Other	19,565	3,528	2,411	56,916	65,648
Total expenses	2,369,582	315,732	286,258	20,023,010	11,851,842
Waiver of management fees	—	(18,024)	(6,465)	—	—
Net expenses	2,369,582	297,708	279,793	20,023,010	11,851,842
Net investment income	6,936,032	2,915,661	586,807	29,378,761	11,483,501

Net realized gain (loss) on:
Investments – unaffiliated issuers	(26,463,812)	(869,523)	(299,438)	(245,489,026)	(146,871,033)
Investments – affiliated issuers	—	—	—	(73,951,076)	(8,010,095)
In-kind redemptions.	45,700,752	6,797,953	—	183,226,634	112,697,506
Foreign currency transactions and foreign denominated assets and liabilities	(2,850)	(20,086)	(3,895)	(468,393)	(52,185)
Net realized gain (loss)	19,234,090	5,908,344	(303,333)	(136,681,861)	(42,235,807)

Net change in unrealized appreciation (depreciation) on:
Investments – unaffiliated issuers	(16,218,338)	(12,592,404)	(4,404,830)	5,290,247	(56,524,834)
Investments – affiliated issuers	—	—	—	(146,018,500)	(106,972,390)
Foreign currency transactions and foreign denominated assets and liabilities	(6,543)	(459)	(3,982)	(2,135)	(1,273)
Net change in unrealized appreciation (depreciation)	(16,224,881)	(12,592,863)	(4,408,812)	(140,730,388)	(163,498,497)
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,945,241	$(3,768,858)	$(4,125,338)	$(248,033,488)	$(194,250,803)

See Notes to Financial Statements

40

Natural Resources ETF	Oil Refiners ETF	Oil Services ETF	Rare Earth/ Strategic Metals ETF	Steel ETF	Unconventional Oil & Gas ETF	Uranium+Nuclear Energy ETF

$1,604,807	$647,846	$13,207,972	$1,761,328	$2,674,406	$472,257	$522,339
—	—	—	—	—	—	—
9,956	381	1,395,644	2,076,805	51,486	7,003	7,120
(89,772)	(59,189)	(113,248)	(134,751)	(7,759)	(18,274)	(33,525)
1,524,991	589,038	14,490,368	3,703,382	2,718,133	460,986	495,934

263,144	82,481	2,923,238	540,661	390,351	193,815	69,019
70,054	25,946	41,802	31,353	28,051	27,017	24,827
496	24	5,150	271	721	267	143
914	42	12,143	464	1,318	580	383
10,893	7,604	40,827	15,489	17,638	11,398	11,023
2,310	2,478	2,482	2,305	—	1,026	3,472
30,493	2,739	16,577	7,777	9,207	2,537	3,562
2,478	2,478	4,027	3,190	5,644	2,482	3,056
1,189	1,189	1,259	1,260	1,260	1,260	1,260
10,757	1,238	33,319	2,832	4,662	1,549	1,551
6,198	421	37,728	16,006	4,133	20	319
3,123	3,309	19,084	9,678	2,924	2,300	3,448
402,049	129,949	3,137,636	631,286	465,909	244,251	122,063
(137,970)	(32,199)	(176,670)	—	(32,390)	(34,912)	(38,922)
264,079	97,750	2,960,966	631,286	433,519	209,339	83,141
1,260,912	491,288	11,529,402	3,072,096	2,284,614	251,647	412,793

(1,659,654)	(132,155)	(21,084,481)	(16,625,749)	(3,169,826)	(2,008,968)	(97,543)
—	—	—	—	—	—	—
4,318,414	459,862	72,559,902	11,501,394	20,181,658	994,166	—

(8,265)	(7,029)	—	(61,532)	—	(355)	(130)
2,650,495	320,678	51,475,421	(5,185,887)	17,011,832	(1,015,157)	(97,673)

(3,983,421)	(1,141,407)	(51,438,889)	(51,465,624)	(21,051,838)	8,888,847	750,985
—	—	—	—	—	—	—

(3,899)	(148)	—	(8,680)	—	(63)	497
(3,987,320)	(1,141,555)	(51,438,889)	(51,474,304)	(21,051,838)	8,888,784	751,482

$(75,913)	$(329,589)	$11,565,934	$(53,588,095)	$(1,755,392)	$8,125,274	$1,066,602

See Notes to Financial Statements

41

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Agribusiness ETF		Coal ETF
	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(unaudited)		(unaudited)

Operations:
Net investment income	$6,936,032	$12,142,433	$2,915,661	$3,664,763
Net realized gain (loss)	19,234,090	27,240,924	5,908,344	8,950,994
Net change in unrealized appreciation (depreciation)	(16,224,881)	121,297,501	(12,592,863)	13,982,999
Net increase (decrease) in net assets resulting from operations	9,945,241	160,680,858	(3,768,858)	26,598,756

Dividends to shareholders:
Dividends from net investment income	—	(12,243,400)	—	(3,597,300)

Share transactions:**
Proceeds from sale of shares	141,248,495	58,446,520	35,473,473	73,211,081
Cost of shares redeemed	(168,317,043)	(157,461,627)	(32,632,213)	(96,406,838)
Increase (Decrease) in net assets resulting from share transactions	(27,068,548)	(99,015,107)	2,841,260	(23,195,757)
Total increase (decrease) in net assets	(17,123,307)	49,422,351	(927,598)	(194,301)
Net Assets, beginning of period	853,577,989	804,155,638	101,200,554	101,394,855
Net Assets, end of period †	$836,454,682	$853,577,989	$100,272,956	$101,200,554
† Including undistributed (accumulated) net investment income (loss)	$6,551,589	$(384,443)	$2,937,175	$21,514

** Shares of Common Stock Issued (no par value)
Shares sold	2,250,000	1,050,000	2,050,000	5,100,000
Shares redeemed	(2,650,000)	(2,850,000)	(2,000,000)	(7,000,000)
Net increase (decrease)	(400,000)	(1,800,000)	50,000	(1,900,000)

See Notes to Financial Statements

42

Global Alternative Energy ETF		Gold Miners ETF		Junior Gold Miners ETF
For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
(unaudited)		(unaudited)		(unaudited)

$586,807	$1,494,996	$29,378,761	$38,772,198	$11,483,501	$6,745,774
(303,333)	(1,608,236)	(136,681,861)	291,402,819	(42,235,807)	(402,589,274)
(4,408,812)	14,397,204	(140,730,388)	614,074,975	(163,498,497)	430,588,830

(4,125,338)	14,283,964	(248,033,488)	944,249,992	(194,250,803)	34,745,330

—	(1,099,340)	—	(61,169,240)	—	(1,476,062)

2,945,549	11,928,638	2,646,133,011	4,444,326,017	977,484,099	3,071,722,395
—	(2,720,340)	(1,464,101,649)	(7,437,833,489)	(521,115,453)	(1,924,829,152)

2,945,549	9,208,298	1,182,031,362	(2,993,507,472)	456,368,646	1,146,893,243
(1,179,789)	22,392,922	933,997,874	(2,110,426,720)	262,117,843	1,180,162,511
87,351,129	64,958,207	7,574,585,120	9,685,011,840	4,634,495,427	3,454,332,916
$86,171,340	$87,351,129	$8,508,582,994	$7,574,585,120	$4,896,613,270	$4,634,495,427

$1,426,590	$839,783	$14,930,837	$(14,447,924)	$(29,389,403)	$(40,872,904)

50,000	200,000	120,050,000	191,600,000	30,100,000	84,550,000
—	(50,000)	(63,800,000)	(328,750,000)	(15,650,000)	(57,950,000)
50,000	150,000	56,250,000	(137,150,000)	14,450,000	26,600,000

See Notes to Financial Statements

43

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Natural Resources ETF		Oil Refiners ETF
	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(unaudited)		(unaudited)

Operations:
Net investment income	$1,260,912	$2,089,795	$491,288	$127,538
Net realized gain (loss)	2,650,495	4,489,484	320,678	32,641
Net change in unrealized appreciation (depreciation)	(3,987,320)	9,362,431	(1,141,555)	2,210,267
Net increase (decrease) in net assets resulting from operations	(75,913)	15,941,710	(329,589)	2,370,446

Dividends and Distributions to shareholders:
Dividends from net investment income	—	(2,100,000)	—	(130,544)
Distributions from net realized capital gains	—	—	—	(27,306)
Total Dividends and Distributions	—	(2,100,000)	—	(157,850)

Share transactions:**
Proceeds from sale of shares	18,993,443	29,249,662	48,229,796	5,298,547
Cost of shares redeemed	(22,833,513)	(34,551,389)	(1,500,002)	—
Increase (Decrease) in net assets resulting from share transactions	(3,840,070)	(5,301,727)	46,729,794	5,298,547
Total increase (decrease) in net assets	(3,915,983)	8,539,983	46,400,205	7,511,143
Net Assets, beginning of period	103,862,528	95,322,545	10,640,571	3,129,428
Net Assets, end of period †	$99,946,545	$103,862,528	$57,040,776	$10,640,571
† Including undistributed (accumulated) net investment income (loss)	$1,283,013	$22,101	$491,257	$(31)

** Shares of Common Stock Issued (no par value)
Shares sold	500,000	850,000	1,500,000	200,000
Shares redeemed	(600,000)	(1,000,000)	(50,000)	—
Net increase (decrease)	(100,000)	(150,000)	1,450,000	200,000

See Notes to Financial Statements

44

Oil Services ETF		Rare Earth/Strategic Metals ETF		Steel ETF
For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
(unaudited)		(unaudited)		(unaudited)

$11,529,402	$39,788,062	$3,072,096	$1,619,827	$2,284,614	$3,706,978
51,475,421	(124,081,978)	(5,185,887)	7,432,489	17,011,832	114,116
(51,438,889)	(152,080,023)	(51,474,304)	39,662,353	(21,051,838)	26,816,855

11,565,934	(236,373,939)	(53,588,095)	48,714,669	(1,755,392)	30,637,949

—	(39,297,465)	—	(4,502,217)	—	(3,688,050)
—	—	—	—	—	—
—	(39,297,465)	—	(4,502,217)	—	(3,688,050)

2,052,960,061	4,341,700,337	76,298,219	114,232,215	59,552,030	50,388,894
(2,133,727,406)	(3,632,900,641)	(45,008,297)	(18,900,489)	(86,426,628)	111,725,670)

(80,767,345)	708,799,696	31,289,922	95,331,726	(26,874,598)	(61,336,776)
(69,201,411)	433,128,292	(22,298,173)	139,544,178	(28,629,990)	(34,386,877)
1,651,264,961	1,218,136,669	182,206,758	42,662,580	150,936,627	185,323,504
$1,582,063,550	$1,651,264,961	$159,908,585	$182,206,758	$122,306,637	$150,936,627

$11,947,759	$418,357	$3,904,005	$831,909	$2,339,398	$54,784

78,600,000	158,500,000	2,450,000	4,550,000	1,200,000	1,200,000
(81,850,000)	(131,550,000)	(1,700,000)	(950,000)	(1,800,000)	(2,800,000)
(3,250,000)	26,950,000	750,000	3,600,000	(600,000)	(1,600,000)

See Notes to Financial Statements

45

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Unconventional Oil & Gas ETF		Uranium+Nuclear Energy ETF
	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
	(unaudited)		(unaudited)

Operations:
Net investment income	$251,647	$329,292	$412,793	$856,164
Net realized gain (loss)	(1,015,157)	(8,271,671)	(97,673)	1,841,277
Net change in unrealized appreciation (depreciation)	8,888,784	2,338,094	751,482	(24,459)
Net increase (decrease) in net assets resulting from operations	8,125,274	(5,604,285)	1,066,602	2,672,982

Dividends to shareholders:
Dividends from net investment income	—	(500,500)	—	(1,349,717)

Share transactions:**
Proceeds from sale of shares	16,771,675	27,840,458	—	—
Cost of shares redeemed	(6,128,099)	(11,856,425)	—	(7,584,109)
Increase (Decrease) in net assets resulting from share transactions	10,643,576	15,984,033	—	(7,584,109)
Total increase (decrease) in net assets	18,768,850	9,879,248	1,066,602	(6,260,844)
Net Assets, beginning of period	69,203,022	59,323,774	27,814,901	34,075,745
Net Assets, end of period †	$87,971,872	$69,203,022	$28,881,503	$27,814,901
† Including undistributed (accumulated) net investment income (loss)	$212,292	$(39,355)	$1,174,858	$762,065

** Shares of Common Stock Issued (no par value)
Shares sold	1,050,000	1,900,000	—	—
Shares redeemed	(400,000)	(750,000)	—	(150,000)
Net increase (decrease)	650,000	1,150,000	—	(150,000)

See Notes to Financial Statements

46

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Agribusiness ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$61.63		$51.38	$46.55	$52.59	$54.44	$52.94
Income from investment operations:
Net investment income	0.49	(a)	0.83 (a)	1.07	1.37	1.68	1.08
Net realized and unrealized gain (loss) on investments	0.07		10.30	4.86	(6.07)	(1.84)	1.46
Total from investment operations	0.56		11.13	5.93	(4.70)	(0.16)	2.54
Less:
Dividends from net investment income	—		(0.88)	(1.10)	(1.34)	(1.69)	(1.04)
Net asset value, end of period	$62.19		$61.63	$51.38	$46.55	$52.59	$54.44
Total return (b)	0.91	%(c)	21.68%	12.74%	(8.96)%	(0.13)%	4.60%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$836,455		$853,578	$804,156	$835,551	$1,440,901	$4,635,318
Ratio of gross expenses to average net assets	0.54	%(d)	0.54%	0.53%	0.55%	0.57%	0.55%
Ratio of net expenses to average net assets	0.54	%(d)	0.54%	0.53%	0.55%	0.57%	0.55%
Ratio of net expenses to average net assets excluding interest expense	0.54	%(d)	0.53%	0.53%	0.54%	0.56%	0.55%
Ratio of net investment income to average net assets	1.59	%(d)	1.48%	2.04%	2.00%	1.77%	1.79%
Portfolio turnover rate (e)	9	%(c)	22%	15%	20%	14%	33%
	Coal ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$16.06		$12.37	$6.28	$14.64	$19.50	$25.17
Income from investment operations:
Net investment income	0.49	(a)	0.53 (a)	0.14	0.29	0.34	0.39
Net realized and unrealized gain (loss) on investments	(0.76)		3.73	6.08	(8.36)	(4.83)	(5.62)
Total from investment operations	(0.27)		4.26	6.22	(8.07)	(4.49)	(5.23)
Less:
Dividends from net investment income	—		(0.57)	(0.13)	(0.29)	(0.37)	(0.44)
Net asset value, end of period	$15.79		$16.06	$12.37	$6.28	$14.64	$19.50
Total return (b)	(1.59	)%(c)	34.42%	99.10%	(55.14)%	(23.07)%	(20.77)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$100,273		$101,201	$101,395	$39,248	$114,905	$154,994
Ratio of gross expenses to average net assets	0.63	%(d)	0.64%	0.62%	0.66%	0.63%	0.64%
Ratio of net expenses to average net assets	0.60	%(d)	0.60%	0.59%	0.59%	0.59%	0.59%
Ratio of net expenses to average net assets excluding interest expense	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets	5.86	%(d)	3.80%	1.66%	2.31%	1.75%	1.78%
Portfolio turnover rate (e)	8	%(c)	39%	40%	36%	27%	20%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

47

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Global Alternative Energy ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017	2016	2015	2014	2013#
	(unaudited)
Net asset value, beginning of period	$60.94		$50.62	$54.57	$54.09	$55.90	$33.26
Income from investment operations:
Net investment income	0.40	(a)	1.12 (a)	1.38	0.46	0.12	0.51
Net realized and unrealized gain (loss) on investments	(3.25)		9.97	(4.26)	0.33	(1.82)	22.68
Total from investment operations	(2.85)		11.09	(2.88)	0.79	(1.70)	23.19
Less:
Dividends from net investment income	—		(0.77)	(1.07)	(0.31)	(0.11)	(0.54)
Return of capital	—		—	—	—	—	(0.01)
Total dividends	—		(0.77)	(1.07)	(0.31)	(0.11)	(0.55)
Net asset value, end of period	$58.09		$60.94	$50.62	$54.57	$54.09	$55.90
Total return (b)	(4.68	)%(c)	21.90%	(5.26)%	1.45%	(3.04)%	69.69%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$86,171		$87,351	$64,958	$91,857	$82,937	$91,309
Ratio of gross expenses to average net assets	0.64	%(d)	0.67%	0.64%	0.62%	0.64%	0.72%
Ratio of net expenses to average net assets	0.62	%(d)	0.63%	0.62%	0.62%	0.62%	0.62%
Ratio of net expenses to average net assets excluding interest expense	0.62	%(d)	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets	1.31	%(d)	1.94%	2.04%	0.88%	0.18%	1.16%
Portfolio turnover rate (e)	8	%(c)	21%	32%	27%	31%	18%
	Gold Miners ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$23.25		$20.92	$13.72	$18.43	$21.16	$46.32
Income from investment operations:
Net investment income (loss)	0.09	(a)	0.10 (a)	0.03	0.12	0.12	0.23
Net realized and unrealized gain (loss) on investments	(1.07)		2.41	7.23	(4.71)	(2.73)	(25.20)
Total from investment operations	(0.98)		2.51	7.26	(4.59)	(2.61)	(24.97)
Less:
Dividends from net investment income	—		(0.18)	(0.06)	(0.12)	(0.12)	(0.19)
Net asset value, end of period	$22.27		$23.25	$20.92	$13.72	$18.43	$21.16
Total return (b)	(4.21	)%(c)	11.99%	52.91%	(24.93)%	(12.31)%	(53.90)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$8,508,583		$7,574,585	$9,685,012	$4,316,718	$5,495,447	$6,652,611
Ratio of gross expenses to average net assets	0.52	%(d)	0.53%	0.51%	0.52%	0.53%	0.53%
Ratio of net expenses to average net assets	0.52	%(d)	0.53%	0.51%	0.52%	0.53%	0.53%
Ratio of net expenses to average net assets excluding interest expense	0.52	%(d)	0.53%	0.51%	0.52%	0.53%	0.53%
Ratio of net investment income to average net assets	0.77	%(d)	0.42%	0.21%	0.66%	0.52%	1.01%
Portfolio turnover rate (e)	12	%(c)	12%	26%	24%	18%	33%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On July 1, 2013, the Fund effected a 1 for 3 reverse share split (See Note 10). Per share data has been adjusted to reflect the share split.

See Notes to Financial Statements

48

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Junior Gold Miners ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017	2016	2015	2014		2013#
	(unaudited)
Net asset value, beginning of period	$34.21		$31.72	$19.22	$24.04	$30.90		$79.13
Income from investment operations:
Net investment income (loss)	0.08	(a)	0.05 (a)	0.14	0.15	—	(a)(b)	0.41
Net realized and unrealized gain (loss) on investments	(1.63)		2.45	13.87	(4.83)	(6.68)		(48.64)
Total from investment operations	(1.55)		2.50	14.01	(4.68)	(6.68)		(48.23)
Less:
Dividends from net investment income	—		(0.01)	(1.51)	(0.14)	(0.18)		—
Net asset value, end of period	$32.66		$34.21	$31.72	$19.22	$24.04		$30.90
Total return (c)	(4.53	)%(d)	7.89%	73.75%	(19.48)%	(21.60)%		(60.95)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,896,613		$4,634,495	$3,454,333	$1,300,681	$1,522,690		$1,136,823
Ratio of gross expenses to average net assets	0.53	%(e)	0.54%	0.52%	0.56%	0.55%		0.58%
Ratio of net expenses to average net assets	0.53	%(e)	0.54%	0.52%	0.56%	0.55%		0.57%
Ratio of net expenses to average net assets excluding interest expense	0.53	%(e)	0.53%	0.52%	0.55%	0.54%		0.56%
Ratio of net investment income (loss) to average net assets	0.51	%(e)	0.16%	0.14%	0.66%	(0.01)%		(0.07)%
Portfolio turnover rate (f)	9	%(d)	67%	58%	47%	65%		34%
	Natural Resources ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017	2016	2015	2014		2013
	(unaudited)
Net asset value, beginning of period	$37.09		$32.31	$26.38	$33.73	$37.46		$35.94
Income from investment operations:
Net investment income	0.44	(a)	0.72 (a)	0.66	0.81	0.82		0.87
Net realized and unrealized gain (loss) on investments	(0.51)		4.81	5.91	(7.37)	(3.70)		1.48
Total from investment operations	(0.07)		5.53	6.57	(6.56)	(2.88)		2.35
Less:
Dividends from net investment income	—		(0.75)	(0.64)	(0.79)	(0.85)		(0.83)
Net asset value, end of period	$37.02		$37.09	$32.31	$26.38	$33.73		$37.46
Total return (c)	(0.19	)%(d)	17.14%	24.93%	(19.48)%	(7.71)%		6.55%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$99,947		$103,863	$95,323	$76,511	$86,023		$101,140
Ratio of gross expenses to average net assets	0.76	%(e)	0.80%	0.77%	0.75%	0.73%		0.74%
Ratio of net expenses to average net assets	0.50	%(e)	0.50%	0.50%	0.50%	0.50%		0.50%
Ratio of net expenses to average net assets excluding interest expense	0.49	%(e)	0.49%	0.49%	0.49%	0.49%		0.49%
Ratio of net investment income to average net assets	2.40	%(e)	2.09%	2.18%	2.66%	2.10%		2.13%
Portfolio turnover rate (f)	13	%(d)	34%	37%	9%	13%		14%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On July 1, 2013, the Fund effected a 1 for 4 reverse share split (See Note 10). Per share data has been adjusted to reflect the share split.

See Notes to Financial Statements

49

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Oil Refiners ETF
	For the				For the Period
	Six Months				August 18,
	Ended		For the Year		2015(a) through
	June 30,		Ended December 31,		December 31,
	2018		2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$30.40		$20.86	$19.69	$19.75
Income from investment operations:
Net investment income	0.47	(b)	0.61 (b)	0.73	0.07
Net realized and unrealized gain (loss) on investments	0.82		9.38	1.15		(0.04)
Total from investment operations	1.29	(g)	9.99	1.88	0.03
Less:
Dividends from net investment income	—		(0.37)	(0.71)		(0.07)
Distributions from net realized capital gains	—		(0.08)	—	—
Return of capital	—		—	—		(0.02)
Total dividends and distributions	—		(0.45)	(0.71)		(0.09)
Net asset value, end of period	$31.69		$30.40	$20.86	$19.69
Total return (c)	4.24	%(d)	47.91%	9.55%	0.16	%(d)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$57,041		$10,641	$3,129	$3,938
Ratio of gross expenses to average net assets	0.79	%(e)	2.71%	3.42%	4.98	%(e)
Ratio of net expenses to average net assets	0.59	%(e)	0.59%	0.59%	0.59	%(e)
Ratio of net expenses to average net assets excluding interest expense	0.59	%(e)	0.59%	0.59%	0.59	%(e)
Ratio of net investment income to average net assets	2.98	%(e)	2.43%	2.85%	1.19	%(e)
Portfolio turnover rate (f)	15	%(d)	24%	15%	12	%(d)
	Oil Services ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$26.02		$33.36	$26.44	$35.89	$48.10	$38.64
Income from investment operations:
Net investment income	0.18	(b)	0.90 (b)	0.46	0.63	0.85	0.55
Net realized and unrealized gain (loss) on investments	0.08		(7.56)	6.93	(9.45)	(12.20)	9.45
Total from investment operations	0.26		(6.66)	7.39	(8.82)	(11.35)	10.00
Less:
Dividends from net investment income	—		(0.68)	(0.47)	(0.63)	(0.86)	(0.54)
Net asset value, end of period	$26.28		$26.02	$33.36	$26.44	$35.89	$48.10
Total return (c)	1.00	%(d)	(19.95)%	27.92%	(24.58)%	(23.64)%	25.90%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,582,064		$1,651,265	$1,218,137	$1,118,901	$929,834	$1,482,094
Ratio of gross expenses to average net assets	0.38	%(e)	0.39%	0.40%	0.39%	0.39%	0.39%
Ratio of net expenses to average net assets	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net expenses to average net assets excluding interest expense	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	1.38	%(e)	3.36%	1.70%	2.30%	1.99%	1.24%
Portfolio turnover rate (f)	10	%(d)	34%	24%	18%	15%	10%

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(g)	The amount shown for a share outstanding does not correspond with the aggregate net income on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See Notes to Financial Statements

50

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Rare Earth/Strategic Metals ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017	2016	2015	2014	2013#
	(unaudited)
Net asset value, beginning of period	$29.75		$16.90	$13.68	$25.49	$35.98	$52.92
Income from investment operations:
Net investment income	0.40	(a)	0.44 (a)	0.12	0.51	0.65	0.35
Net realized and unrealized gain (loss) on investments	(6.89)		13.28	3.48	(11.68)	(10.75)	(17.21)
Total from investment operations	(6.49)		13.72	3.60	(11.17)	(10.10)	(16.86)
Less:
Dividends from net investment income	—		(0.87)	(0.38)	(0.64)	(0.39)	(0.08)
Net asset value, end of period	$23.26		$29.75	$16.90	$13.68	$25.49	$35.98
Total return (b)	(21.82	)%(c)	81.43%	26.35%	(43.76)%	(28.07)%	(31.85)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$159,909		$182,207	$42,663	$28,381	$57,986	$96,243
Ratio of gross expenses to average net assets	0.58	%(d)	0.73%	0.86%	0.82%	0.72%	0.70%
Ratio of net expenses to average net assets	0.58	%(d)	0.61%	0.61%	0.57%	0.58%	0.57%
Ratio of net expenses to average net assets excluding interest expense	0.57	%(d)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	2.84	%(d)	1.99%	1.43%	2.01%	1.55%	0.69%
Portfolio turnover rate (e)	36	%(c)	57%	104%	49%	37%	31%
	Steel ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$45.74		$37.82	$19.52	$35.45	$49.76	$48.85
Income from investment operations:
Net investment income	0.70	(a)	0.92 (a)	0.42	1.03	1.13	0.93
Net realized and unrealized gain (loss) on investments	(1.14)		8.12	18.28	(15.92)	(14.28)	0.96
Total from investment operations	(0.44)		9.04	18.70	(14.89)	(13.15)	1.89
Less:
Dividends from net investment income	—		(1.12)	(0.40)	(1.02)	(1.16)	(0.94)
Return of capital	—		—	—	(0.02)	—	(0.04)
Total dividends	—		(1.12)	(0.40)	(1.04)	(1.16)	(0.98)
Net asset value, end of period	$45.30		$45.74	$37.82	$19.52	$35.45	$49.76
Total return (b)	(0.91	)%(c)	23.86%	95.77%	(42.03)%	(26.44)%	3.88%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$122,307		$150,937	$185,324	$44,904	$69,127	$144,312
Ratio of gross expenses to average net assets	0.60	%(d)	0.62%	0.60%	0.69%	0.63%	0.62%
Ratio of net expenses to average net assets	0.56	%(d)	0.56%	0.55%	0.55%	0.55%	0.55%
Ratio of net expenses to average net assets excluding interest expense	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.93	%(d)	2.25%	1.88%	3.76%	2.43%	2.21%
Portfolio turnover rate (e)	7	%(c)	31%	20%	15%	11%	15%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On July 1, 2013, the Fund effected a 1 for 4 reverse share split (See Note 10). Per share data has been adjusted to reflect the share split.

See Notes to Financial Statements

51

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Unconventional Oil & Gas ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017	2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$15.73		$18.25	$13.24	$22.12	$28.43	$22.54
Income from investment operations:
Net investment income	0.05	(a)	0.09 (a)	0.09	0.32	0.30	0.13
Net realized and unrealized gain (loss) on investments	1.64		(2.50)	4.98	(8.86)	(6.32)	5.90
Total from investment operations	1.69		(2.41)	5.07	(8.54)	(6.02)	6.03
Less:
Dividends from net investment income	—		(0.11)	(0.06)	(0.34)	(0.29)	(0.14)
Net asset value, end of period	$17.42		$15.73	$18.25	$13.24	$22.12	$28.43
Total return (b)	10.74	%(c)	(13.20)%	38.31%	(38.60)%	(21.18)%	26.77%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$87,972		$69,203	$59,324	$38,398	$61,937	$46,906
Ratio of gross expenses to average net assets	0.63	%(d)	0.70%	0.71%	0.72%	0.67%	1.04%
Ratio of net expenses to average net assets	0.54	%(d)	0.54%	0.54%	0.54%	0.54%	0.54%
Ratio of net expenses to average net assets excluding interest expense	0.54	%(d)	0.54%	0.54%	0.54%	0.54%	0.54%
Ratio of net investment income to average net assets	0.65	%(d)	0.56%	0.63%	1.62%	1.07%	0.89%
Portfolio turnover rate (e)	6	%(c)	17%	23%	22%	11%	11%
	Uranium+Nuclear Energy ETF
	For the
	Six Months
	Ended
	June 30,		For the Year Ended December 31,
	2018		2017	2016	2015	2014	2013#
	(unaudited)
Net asset value, beginning of period	$49.09		$47.55	$45.25	$51.50	$48.11	$41.35
Income from investment operations:
Net investment income	0.73	(a)	1.35 (a)	2.08	1.87	1.27	0.80
Net realized and unrealized gain (loss) on investments	1.15		2.57	1.94	(6.63)	3.39	6.29
Total from investment operations	1.88		3.92	4.02	(4.76)	4.66	7.09
Less:
Dividends from net investment income	—		(2.38)	(1.72)	(1.49)	(1.27)	(0.33)
Net asset value, end of period	$50.97		$49.09	$47.55	$45.25	$51.50	$48.11
Total return (b)	3.83	%(c)	8.27%	8.87%	(9.26)%	9.61%	17.18%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$28,882		$27,815	$34,076	$39,211	$67,812	$77,778
Ratio of gross expenses to average net assets	0.88	%(d)	0.89%	0.79%	0.70%	0.76%	0.80%
Ratio of net expenses to average net assets	0.60	%(d)	0.61%	0.61%	0.61%	0.60%	0.60%
Ratio of net expenses to average net assets excluding interest expense	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.99	%(d)	2.67%	3.37%	2.34%	1.89%	1.60%
Portfolio turnover rate (e)	16	%(c)	19%	36%	27%	31%	48%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On July 1, 2013, the Fund effected a 1 for 3 reverse share split (See Note 10). Per share data has been adjusted to reflect the share split.

See Notes to Financial Statements

52

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of June 30, 2018, offers fifty-seven investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Agribusiness ETF, Coal ETF, Global Alternative Energy ETF, Gold Miners ETF, Junior Gold Miners ETF, Natural Resources ETF, Oil Refiners ETF, Oil Services ETF, Rare Earth/Strategic Metals ETF, Steel ETF, Unconventional Oil & Gas ETF and Uranium+Nuclear Energy ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored, licensed or managed by the NYSE Group Inc., Ardour Global Indexes, LLC, S-Network Global Indexes, LLC and MV Index Solutions GmbH (“MVIS”), a wholly owned subsidiary of Van Eck Associates Corporation (the “Adviser”).

The Funds’ respective Indices are presented below:

Fund	Index
Agribusiness ETF	MVIS® Global Agribusiness Index*
Coal ETF	MVIS® Global Coal Index*
Global Alternative Energy ETF	Ardour Global IndexSM (Extra Liquid)
Gold Miners ETF	NYSE Arca Gold Miners Index
Junior Gold Miners ETF	MVIS® Global Junior Gold Miners Index*
Natural Resources ETF	VanEck®-Natural Resources Index**
Oil Refiners ETF	MVIS® Global Oil Refiners Index*
Oil Services ETF	MVIS® US Listed Oil Services 25 Index*
Rare Earth/Strategic Metals ETF	MVIS® Global Rare Earth/Strategic Metals Index*
Steel ETF	NYSE Arca Steel Index
Unconventional Oil & Gas ETF	MVIS® Global Unconventional Oil & Gas Index*
Uranium+Nuclear Energy ETF	MVIS® Global Uranium & Nuclear Energy Index*

*	Published by MVIS.
**	Published by S-Network Global Indexes, LLC

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s
53

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments where transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial
54

statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of June 30, 2018 are reflected in the Schedules of Investments.

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at June 30, 2018 is presented in the Schedules of Investments. Refer to related disclosures in Note 2F (Repurchase Agreements) and Note 9 (Securities Lending).

H.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.
55

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets (except for Oil Services ETF). The management fee rate for Oil Services ETF is 0.35%. The Adviser has agreed, until at least May 1, 2019, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding expense limitations listed in the table below.

The current expense limitations for the period ended June 30, 2018, are as follows:

Fund	Expense Limitations
Agribusiness ETF	0.56%
Coal ETF	0.59
Global Alternative Energy ETF	0.62
Gold Miners ETF	0.53
Junior Gold Miners ETF	0.56
Natural Resources ETF	0.49
Oil Refiners ETF	0.59
Oil Services ETF	0.35
Rare Earth/Strategic Metals ETF	0.57
Steel ETF	0.55
Unconventional Oil & Gas ETF	0.54
Uranium+Nuclear Energy ETF	0.60

Refer to Statements of Operations for the amounts waived/assumed by the Adviser.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended June 30, 2018, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Agribusiness ETF	$89,911,387	$77,327,388
Coal ETF	10,778,672	8,112,950
Global Alternative Energy ETF	7,887,279	7,312,304
Gold Miners ETF	981,282,371	956,122,444
Junior Gold Miners ETF	384,409,770	393,714,045
Natural Resources ETF	14,881,702	14,098,660
Oil Refiners ETF	10,813,340	4,773,257
Oil Services ETF	173,743,611	162,393,582
Rare Earth/Strategic Metals ETF	87,154,513	74,488,415
Steel ETF	13,198,113	10,879,301
Unconventional Oil & Gas ETF	5,221,324	5,065,630
Uranium+Nuclear Energy ETF	4,765,795	4,382,085
56

Note 5—Income Taxes—As of June 30, 2018, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agribusiness ETF	$831,334,325	$145,193,538	$(107,576,414)	$37,617,124
Coal ETF	103,473,960	6,450,819	(9,944,867)	(3,494,048)
Global Alternative Energy ETF	99,760,804	14,806,780	(9,369,123)	5,437,657
Gold Miners ETF	9,668,494,672	396,627,931	(1,409,985,896)	(1,013,357,965)
Junior Gold Miners ETF	5,141,796,195	613,933,360	(629,451,046)	(15,517,686)
Natural Resources ETF	95,799,224	9,702,293	(3,795,545)	5,906,748
Oil Refiners ETF	55,892,781	2,487,373	(1,235,613)	1,251,760
Oil Services ETF	2,538,926,920	—	(756,656,621)	(756,656,621)
Rare Earth/Strategic Metals ETF	215,600,393	10,447,702	(32,428,995)	(21,981,293)
Steel ETF	153,713,423	6,082,107	(10,150,364)	(4,068,257)
Unconventional Oil & Gas ETF	91,832,797	8,286,336	(9,051,662)	(765,326)
Uranium+Nuclear Energy ETF	30,439,072	3,097,239	(2,070,746)	1,026,493

The tax character of dividends paid to shareholders during the year ended December 31, 2017 was as follows:

	2017 Dividends and Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Agribusiness ETF	$12,243,400	$—
Coal ETF	3,597,300	—
Global Alternative Energy ETF	1,099,340	—
Gold Miners ETF	61,169,240	—
Junior Gold Miners ETF	1,476,062	—
Natural Resources ETF	2,100,000	—
Oil Refiners ETF	130,544	27,306
Oil Services ETF	39,297,465	—
Rare Earth/Strategic Metals ETF	4,502,217	—
Steel ETF	3,688,050	—
Unconventional Oil & Gas ETF	500,500	—
Uranium+Nuclear Energy ETF	1,349,717	—

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2017, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Short-Term Capital Losses Expiring in the Year Ending 12/31/2018	Total
Agribusiness ETF	$(174,582,415)	$(455,171,228)	$(85,630,099)	$(715,383,742)
Coal ETF	(21,809,697)	(279,691,520)	(18,822,843)	(320,324,060)
Global Alternative Energy ETF	(4,135,191)	(85,982,549)	(34,193,213)	(124,310,953)
Gold Miners ETF	(1,224,871,727)	(7,663,249,085)	(1,784,160)	(8,889,904,971)
Junior Gold Miners ETF	(1,475,786,874)	(2,742,415,444)	—	(4,218,202,318)
Natural Resources ETF	(2,328,154)	(33,856,687)	(540,880)	(36,725,721)
Oil Refiners ETF	—	—	—	—
Oil Services ETF	(39,913,577)	(124,781,911)	—	(164,695,488)
Rare Earth/Strategic Metals ETF	(37,778,919)	(189,611,799)	—	(227,390,718)
Steel ETF	(4,235,969)	(120,839,994)	(21,020,656)	(146,096,619)
Unconventional Oil & Gas ETF	(6,007,251)	(29,069,767)	—	(35,077,018)
Uranium+Nuclear Energy ETF	(14,047,241)	(67,832,322)	(41,593,262)	(123,472,825)
57

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2018, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of June 30, 2018, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), consisting of 50,000 shares, or multiples thereof.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

For the period ended June 30, 2018 the following Funds had in-kind contributions and redemptions:

Fund	In-Kind Contributions	In-Kind Redemptions
Agribusiness ETF	$130,211,639	$162,478,943
Coal ETF	35,486,961	32,649,540
Global Alternative Energy ETF	2,945,462	—
Gold Miners ETF	2,646,362,297	1,461,923,033
Junior Gold Miners ETF	977,747,711	516,985,681
Natural Resources ETF	18,164,181	21,574,658
Oil Refiners ETF	42,605,963	1,304,864
Oil Services ETF	2,052,793,433	2,133,643,435
Rare Earth/Strategic Metals ETF	55,553,179	31,580,629
Steel ETF	59,551,967	86,427,144
Unconventional Oil & Gas ETF	16,771,082	6,128,082

This table represents the accumulation of each Fund’s daily net in-kind shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

58

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Funds’ index. Each of the Funds (except for Natural Resources ETF) is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse political and economic developments and local/regional conflicts. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

As a result of events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Funds.

At June 30, 2018, the Adviser owned 2,500 shares of Gold Miners ETF.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at June 30, 2018 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

59

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The following table presents repurchase agreements held as collateral by type of security on loan as of June 30, 2018:

Gross Amount of Recognized Liabilities for Securities Loaned in the Statements of Assets and Liabilities*
Fund	Equity Securities
Agribusiness ETF	$32,478,567
Global Alternative Energy ETF	19,120,980
Gold Miners ETF	146,400,476
Junior Gold Miners ETF	228,820,345
Natural Resources ETF	1,455,039
Oil Services ETF	199,961,055
Rare Earth/Strategic Metals ETF	32,309,701
Steel ETF	27,264,866
Unconventional Oil & Gas ETF	3,082,984
Uranium+Nuclear Energy ETF	2,609,573

*	Remaining contractual maturity of the agreements: overnight and continuous

Note 10—Share Split—On July 1, 2013, the Board of Trustees of the Trust approved a 1 for 3 reverse share split for Global Alternative Energy ETF and Uranium+Nuclear Energy ETF, and 1 for 4 reverse share split for Junior Gold Miners ETF and Rare Earth/Strategic Metals ETF. Fund shares began trading on a split-adjusted basis on July 1, 2013. The Financial Highlights prior to July 1, 2013 for the respective Funds have been adjusted to reflect the reverse share splits.

Note 11—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2018, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of June 30, 2018
Agribusiness ETF	159	$1,818,241	3.01%	$1,210,183
Coal ETF	124	320,195	3.07	364,331
Global Alternative Energy ETF	101	206,517	3.12	120,116
Gold Miners ETF	116	5,004,039	2.99	—
Junior Gold Miners ETF	21	2,647,576	3.00	—
Natural Resources ETF	177	415,503	2.99	564,360
Oil Services ETF	154	3,002,181	2.97	2,218,824
Oil Refiners ETF	29	146,832	3.13	186,189
Rare Earth/Strategic Metals ETF	73	1,684,551	3.06	2,006,140
Steel ETF	173	260,779	2.99	80,377
Uranium+Nuclear Energy ETF	10	181,491	3.32	—

Note 12—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended June 30, 2018, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statements of Operations.

Note 13—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

60

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2018 (unaudited)

At a meeting held on June 22, 2018 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Vectors Africa Index ETF, Agribusiness ETF, Agriculture Producers ETF, Brazil Small-Cap ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China Utilities ETF, ChinaAMC All China Consumer ETF, ChinaAMC CSI 300 ETF, ChinaAMC Environmental Protection ETF, ChinaAMC Private-Owned Enterprises ETF, ChinaAMC MSCI All China ETF, ChinaAMC MSCI All China Small Cap ETF, ChinaAMC SME-ChiNext ETF, Coal ETF, Egypt Index ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, GDP Weighted Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Germany Mid-Cap ETF, Global Alternative Energy ETF, Global Frontier Index ETF, Gold Miners ETF, Hard Assets Producers Extra Liquid ETF, India Small-Cap Index ETF, Indonesia Index ETF, Internet ETF, Israel ETF, Junior Gold Miners ETF, Kuwait Index ETF, Metals ETF, MLP ETF, Mongolia ETF, Natural Resources ETF, Ned Davis Long/Flat International Equity ETF, Ned Davis Long/Flat US Small Cap Equity ETF, Nigeria ETF, Nigeria-Focused West Africa ETF, Oil Refiners ETF, Oil Services ETF, Poland ETF, Rare Earth/Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, Saudi Arabia ETF, Saudi Arabia Small-Cap ETF, Software ETF, Steel ETF, Telecom ETF, Unconventional Oil & Gas ETF, Uranium+Nuclear Energy ETF and Vietnam ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to each of VanEck Vectors ChinaAMC CSI 300 ETF and ChinaAMC SME-ChiNext ETF (the “China Funds”). The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on June 6, 2018. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Funds) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses (for those Funds which had begun operations) of the Funds and the Funds’ peer funds (other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund except for the VanEck Vectors ChinaAMC CSI 300 ETF seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the June 6, 2018 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Funds), including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and the Sub-Adviser (with respect to the China Funds) provide under, the Agreements, including the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding

61

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2018 (unaudited) (continued)

agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Funds and the Sub-Adviser’s experience with respect to Renminbi Qualified Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co. Ltd., one of China’s largest asset management companies measured by fund assets under management.

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Funds) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each of the Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”), the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Operating Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Operating Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub-Adviser (with respect to the China Funds) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Funds) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Operating Funds’ expenses and performance to that of other ETFs. The Trustees noted that the information provided showed that each Operating Fund had management fees (after the effect of any applicable fee waiver) below the average and/or median of its respective peer group of funds, except for each of VanEck Vectors Agribusiness ETF, Coal ETF, Egypt Index ETF, Global Alternative Energy ETF, Rare Earth/Strategic Metals ETF and Vietnam ETF, which had management fees (after the effect of any applicable fee waiver) greater than the average and the median, of its peer group of funds. The Trustees also noted that the information provided showed that each Operating Fund had a total expense ratio (after the effect of any applicable expense limitation) below or equal to the average and/or median of its respective peer group of funds, except for each of VanEck Vectors Africa Index ETF, ChinaAMC CSI 300 ETF, ChinaAMC SME-ChiNext ETF, Egypt Index ETF, Global Alternative Energy ETF, Israel ETF, Rare Earth/Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF and Unconventional Oil & Gas ETF, which had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and median of its peer group of funds. With respect to these Operating Funds, the Trustees reviewed the amount by which these Operating Funds’ management fees and/or total expense ratios (after the effect of any applicable expense limitation) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Operating Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Operating Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Operating Funds effectively incorporate the benefits of economies of scale. The Trustees noted that the Adviser has capped expenses on each Operating Fund since its inception. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Operating Fund and the sub-advisory fee rates for the China Funds are reasonable and appropriate in relation to the current asset size of each Operating Fund and the other factors discussed above and that the advisory fee rate for each Operating Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that

62

were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds. The Trustees also considered information from the Sub-Adviser informing them that the Sub-Adviser did not earn any profits from managing the China Funds.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability to the Adviser of VanEck Vectors Agriculture Producers ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China Utilities ETF, ChinaAMC All China Consumer ETF, ChinaAMC Environmental Protection ETF, ChinaAMC Private-Owned Enterprises ETF, ChinaAMC MSCI All China ETF, ChinaAMC MSCI All China Small Cap ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, GDP Weighted Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Germany Mid-Cap ETF, Global Frontier Index ETF, Hard Assets Producers Extra Liquid ETF, Internet ETF, Kuwait Index ETF, Metals ETF, MLP ETF, Mongolia ETF, Ned Davis Long/Flat International Equity ETF, Ned Davis Long/Flat US Small Cap Equity ETF, Nigeria ETF, Nigeria-Focused West Africa ETF, Saudi Arabia ETF, Saudi Arabia Small-Cap ETF, Software ETF and Telecom ETF because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, each of these Funds although they concluded that the nature, quality and extent of the services to be provided by the Adviser (and the Sub-Adviser, with respect to those Funds in respect of which the Sub-Adviser had been retained) were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their June 6, 2018 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Agreement is in the best interest of each Fund and such Fund’s shareholders.

63

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2018 (unaudited) (continued)

At a meeting held on June 22, 2018 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors Long/Flat Commodity ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on June 6, 2018. At that meeting, the Trustees received materials from the Adviser. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with the Adviser and its affiliates at the Renewal Meeting and the June 6, 2018 meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and its affiliates, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. In evaluating the terms of the Investment Management Agreement at each Meeting, the Trustees considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding interest expense, trading expenses, taxes, accrued deferred tax liability and extraordinary expenses). The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund has not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their June 6, 2018 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of the Fund and its shareholders.

64

At a meeting held on June 22, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved an investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors Bitcoin Strategy ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the management of the Fund, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of the Fund to the extent necessary to prevent the operating expenses of the Fund from exceeding agreed upon limits for a period of at least one year following the effective date of the Fund’s registration statement.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. In addition, because the Fund had not yet commenced operations, the Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

65

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the respective Fund’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the VanEck Vectors ETF Trust’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	HASAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.

(a)  Not applicable.

(b)  Not applicable.

Item 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)
       under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date September 7, 2018
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date September 7, 2018
     ------------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date September 7, 2018
     ------------------